PRINCIPAL INVESTORS FUND, INC.



                            INSTITUTIONAL CLASS


 This Prospectus describes a mutual fund organized by Principal Life Insurance
                        Company/(R) /("Principal Life").



             The date of this Prospectus is November 22, 2005.

As with all mutual funds, neither the Securities and Exchange Commission ("SEC") nor any State Securities Commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

                               TABLE OF CONTENTS

Fund Descriptions.......................................................

 Fixed Income Funds
  Money Market Fund.....................................................

  Short-Term Bond Fund f/k/a High Quality Short-Term Bond Fund..........

  Ultra Short Bond Fund f/k/a Capital Preservation Fund.................


 Conservative Funds
  Bond & Mortgage Securities Fund.......................................

  Government & High Quality Bond Fund f/k/a Government Securities Fund..

  High Quality Intermediate-Term Bond Fund..............................

  High Yield............................................................

  Inflation Protection..................................................

  Preferred Securities Fund.............................................


 Moderate Funds
  Disciplined LargeCap Blend Fund .......................................

  LargeCap Growth Fund..................................................

  LargeCap S&P 500 Index Fund...........................................

  LargeCap Value Fund...................................................

  MidCap Value Fund.....................................................

  Partners LargeCap Blend Fund..........................................

  Partners LargeCap Blend Fund I........................................

  Partners LargeCap Growth..............................................

  Partners LargeCap Growth Fund I.......................................

  Partners LargeCap Growth Fund II......................................

  Partners LargeCap Value Fund..........................................

  Partners LargeCap Value Fund I........................................

  Partners LargeCap Value Fund II.......................................

  Partners MidCap Value Fund............................................

  Partners MidCap Value Fund I..........................................


 Aggressive Funds
  MidCap Blend Fund.....................................................

  MidCap Growth Fund....................................................

  MidCap S&P 400 Index Fund.............................................

  Partners MidCap Growth Fund...........................................

  Partners MidCap Growth Fund I.........................................

  Partners MidCap Growth Fund II........................................

  Partners SmallCap Blend Fund..........................................

  Partners SmallCap Growth Fund I.......................................

  Partners SmallCap Growth Fund II......................................

  Partners SmallCap Growth Fund III.....................................

  Partners SmallCap Value Fund..........................................

  Partners SmallCap Value Fund I........................................

  Partners SmallCap Value Fund II.......................................

  Real Estate Securities Fund...........................................

  SmallCap Blend Fund...................................................

  SmallCap Growth Fund..................................................

  SmallCap S&P 600 Index Fund...........................................


2                                                Principal Investors Fund
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  SmallCap Value Fund...................................................


 Dynamic Funds
  Diversified International Fund........................................

  International Emerging Markets Fund...................................

  International Growth Fund .............................................

  Partners Global Equity Fund...........................................

  Partners International Fund...........................................


 Principal LifeTime Funds
  Principal LifeTime 2010 Fund..........................................

  Principal LifeTime 2020 Fund..........................................

  Principal LifeTime 2030 Fund..........................................

  Principal LifeTime 2040 Fund..........................................

  Principal LifeTime 2050 Fund..........................................

  Principal LifeTime Strategic Income Fund..............................


General Information

 The Costs of Investing.................................................

 Certain Investment Strategies and Related Risks........................

 Management, Organization and Capital Structure.........................

 Pricing of Fund Shares.................................................

 Purchase of Fund Shares................................................

 Redemption of Fund Shares..............................................

 Exchange of Fund Shares................................................

 Dividends and Distributions............................................

 Fund Account Information...............................................

 Financial Highlights...................................................


Portfolio Holdings Information..........................................


Additional Information..................................................

Appendix A..............................................................


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The Principal Investors Funds have been divided into categories. The working definition of each category is shown below:


STABLE
Investment options that historically have had lower earnings over longer periods of time and have not changed much in value over short periods of time as compared to the other categories. Examples are money market, some short-term bond and stable value investment options.

CONSERVATIVE
Investments, including government securities, mortgage-backed securities, and corporate bonds, that change in value as interest rates change. They are generally less volatile than stocks.

MODERATE
In general, these are stocks of large U.S. companies. In the past, they have been more volatile than corporate and government bonds. Balanced investments (that include both stocks and bonds) are also considered to be moderate investment options.

AGGRESSIVE
Although there are exceptions, these investments are generally stocks of small and medium-size U.S. companies. These investments can change in value very quickly over short time periods.

DYNAMIC
In general, theses are stocks of foreign companies. These investments have additional risks associated with foreign investing, such as currency risk, and can change in value very quickly over short-term periods.

PRINCIPAL LIFETIME
The Principal LifeTime Funds invest in a combination of Principal Investors Funds (the underlying funds). Each Principal LifeTime Fund may invest in the equity, fixed-income and money market funds and allocates its assets among the underlying funds according to an asset allocation strategy. The Principal LifeTime Strategic Income Fund is designed for investors already in retirement. Each of the other Principal LifeTime Funds seek to become increasingly conservative as the Fund approaches its target retirement date.
   For example: The Principal LifeTime 2030 Fund, with a target retirement year that is nearly 30 years away, has a relatively aggressive target asset allocation. The Principal LifeTime 2010 Fund, with a target retirement year that is less than ten years away, has a relatively conservative target asset allocation.

FUND DESCRIPTIONS


Principal Investors Fund, Inc. is comprised of many investment portfolios ("Funds"). Principal Management Corporation*, the "Manager" of each of the Funds, seeks to provide a broad range of investment approaches through the Principal Investors Fund.


The Manager has selected a Sub-Advisor for each Fund based on the Sub-Advisor's experience with the investment strategy for which it was selected. The Sub-Advisor for each Fund is shown with the Fund's description on the following pages.


The Sub-Advisors are:
.. Alliance Capital Management L.P. ("Alliance")
.. AllianceBernstein Investment Research and Management ("Bernstein") .. American Century Investment Management, Inc. ("American Century") .. Ark Asset Management Co., Inc. ("Ark Asset")
.. Barrow, Hanley, Mewhinney & Strauss, Inc. ("BHMS")
.. Columbus Circle Investors ("CCI")
.. Dimensional Fund Advisors, Inc. ("Dimensional")


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.. Emerald Advisers Inc. ("Emerald")
.. Fidelity Management & Research Company ("FMR")
.. Goldman Sachs Asset Management LP ("GSAM")
.. Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")
.. J.P. Morgan Investment Management Inc. ("Morgan")
.. Los Angeles Capital Management and Equity Research, Inc. ("LA Capital") .. Mazama Capital Management, Inc. ("Mazama")
.. Mellon Equity Associates, LLP ("Mellon Equity")
.. Neuberger Berman Management Inc. ("Neuberger Berman")
.. Principal Global Investors, LLC ("Principal")*
.. Principal Real Estate Investors, LLC ("Principal - REI")*
.. Spectrum Asset Management, Inc. ("Spectrum")*
.. T. Rowe Price Associates, Inc. ("T. Rowe Price")
.. Turner Investment Partners, Inc. ("Turner")
.. UBS Global Asset Management (Americas) Inc. ("UBS Global AM")

.. Vaughan Nelson Investment Management, LP ("Vaughan Nelson")
.. Wellington Management Company, LLP ("Wellington Management")
  * Principal Management Corporation, CCI, Principal, Principal - REI, Spectrum, Princor Financial Services Corporation ("Princor") and Principal Life are members of the Principal Financial Group/(R)/.


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INSTITUTIONAL CLASS SHARES
Only eligible purchasers may buy Institutional Class shares of the Funds. At the present time, eligible purchasers include but are not limited to:
  . separate accounts of Principal Life;
  . Principal Life or any of its subsidiaries or affiliates;
  . funds distributed by Princor Financial Services Corporation ("Princor") if the Fund seeks to achieve its investment objective by investing primarily in shares of mutual funds;
  . clients of Principal Global Investors, LLC.;
  . wrap programs sponsored by Princor;
  . certain pension plans;


  . certain retirement account investment vehicles administered by foreign or domestic pension plans; and
  . certain institutional clients that have been approved by Principal Life
    Insurance Company for purposes of providing plan record keeping.

The Manager reserves the right to broaden or limit the designation of eligible purchasers. Not all of the Funds are offered in every state. Please check with your financial advisor or our home office for state availability.

In the description for each Fund, there is important information about the
Fund's:


MAIN STRATEGIES AND RISKS

These sections describe each Fund's investment objective and summarize how each Fund intends to achieve its investment objective. The Board of Directors may change a Fund's objective or the principal investment policies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund's investment objective or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.

The sections also describe each Fund's primary investment strategies (including the type or types of securities in which the Fund invests), any policy of the Fund to concentrate in securities of issuers in a particular industry or group of industries and the main risks associated with an investment in the Fund. A fuller discussion of risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."


Each Fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic or political conditions as more fully described under the caption "Certain Investment Strategies and Related Risks-Temporary Defensive Measures."


Each Fund is designed to be a portion of an investor's portfolio. None of the Funds is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions.


INVESTMENT RESULTS

A bar chart and a table are included with each Fund that has annual returns for a full calendar year. They show the Fund's annual returns and its long-term performance. The chart shows how the Fund's performance has varied from year-to-year. The table compares the Fund's performance over time to that of:

.. a broad-based securities market index (An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.); and
.. an average of mutual funds with a similar investment objective and management style. The averages used are prepared by independent statistical services.

A Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


Call the Principal Investors Fund at 1-800-547-7754 to get the current 7-day yield for the Money Market Fund.


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FEES AND EXPENSES
The annual operating expenses for each Fund are deducted from that Fund's assets (stated as a percentage of Fund assets). A Fund's operating expenses are shown with each Fund. A discussion of the fees is found in the section of the Prospectus titled "The Costs of Investing."

The examples are intended to help investors compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The examples assume an investment of $10,000 in a Fund for the time periods indicated. The examples also assume that the investment has a 5% total return each year and that the Fund's operating expenses are the same as the expenses shown. Based on these assumptions, the costs would be as shown.


NOTES:


.. No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this Prospectus may not be relied upon as having been made by the Principal Investors Fund, a Fund, the Manager, any Sub-Advisor or Princor.
.. Investments in these Funds are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


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MONEY MARKET FUND
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

MAIN STRATEGIES

The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which the Sub-Advisor, Principal, believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
.. to take advantage of market variations;

.. to generate cash to cover sales of Fund shares by its shareholders; or .. upon revised credit opinions of the security's issuer.

The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the redemption of Fund shares.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
.. securities issued or guaranteed by the U.S. government, including treasury bills, notes and bonds;
.. securities issued or guaranteed by agencies or instrumentalities of the U.S.
  government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;
.. bank obligations including:
  . certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or . bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
.. commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;

.. corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
.. repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
.. taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.



MAIN RISKS

As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



CREDIT RISK . Credit risk pertains to the issuer's ability to make scheduled principal or interest payments. This may reduce the Fund's stream of income and decrease the Fund's yield.


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INTEREST RATE RISK . The value of the Fund's shares is directly impacted by trends in interest rates. If interest rates rise, the value of debt securities generally will fall.


REPURCHASE AGREEMENTS . The Fund may invest in repurchase agreements with commercial banks, brokers and dealers considered by the Sub-Advisor to be creditworthy. Default or insolvency of the other party is a potential risk to the Fund.


U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in securities issued by government-sponsored enterprises. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


EURODOLLAR AND YANKEE OBLIGATIONS . Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that: a foreign government will not let U.S. dollar-denominated assets leave the country; the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and adverse political or economic developments will affect investments in a foreign country.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much principal risk.


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The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

 LOGO
2002                  1.49
2003                  0.80
2004                  1.01


 The year-to-date return as of September 30, 2005 for the Institutional Class is 1.99%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS...     1.01          N/A            N/A             1.66
 Lehman Brothers U.S.
 Treasury Bellwethers 3
 Month Index...........     1.30                                         1.98
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).
  To obtain the Fund's
  current yield, call
  1-800-547-7754


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.40%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      0.40%


 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $41   $128  $224  $505



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SHORT-TERM BOND FUND F/K/A HIGH QUALITY SHORT-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES

The Fund invests primarily in short-term fixed-income securities. Under normal circumstances, the Fund maintains a dollar-weighted effective maturity of not more than three years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect Principal's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. debt securities of U.S. issuers rated in the three highest grades by Standard
  & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets may be invested in a variety of financial instruments, including securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.


At its June 13, 2005 meeting the Board approved a change in the Fund's investment strategy to allow it to invest up to 15% of its assets in below-investment-grade fixed-income securities. The Board also approved a change in the Fund's name to Short-Term Bond Fund. Both of these changes became effective September 30, 2005.


The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest it earns by investing the proceeds of the financing. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally is less than three years and is based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a


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longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.


HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks")


ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 71.9%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 61.5%.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


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The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

 LOGO
2002                   7.67
2003                   2.87
2004                   1.22


 The year-to-date return as of September 30, 2005 for the Institutional Class is 1.49%.
   HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q3 '02                                      3.32%
   LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q2 '04                                    -1.58%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS .............. .           1.22                  N/A                    N/A                     4.28
     (AFTER TAXES ON DISTRIBUTIONS)....         0.11                  N/A                    N/A                     2.57
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         0.79                  N/A                    N/A                     2.62
 Lehman Brothers Mutual Fund 1-5
 Gov't/Credit Index....................         1.85                                                                 5.16
 Morningstar Short-Term Bond Category
 Average ..............................         1.60                                                                 3.88
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      0.40%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      0.40%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $41   $128  $224  $505



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ULTRA SHORT BOND FUND F/K/A CAPITAL PRESERVATION FUND
The Fund seeks current income while seeking capital preservation.

MAIN STRATEGIES

The Fund invests primarily in high quality, short-term fixed-income securities. Under normal circumstances, the Fund maintains a dollar-weighted effective maturity of not more than 2.5 years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect Principal's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. debt securities of U.S. issuers rated in the three highest grades by Standard
  & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets may be invested in a variety of financial instruments, including securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.


The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the Fund and are subject to the Fund's restrictions on borrowing. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest earned.


Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally is less than one year and is based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.


14                                               Principal Investors Fund
                                                          1-800-547-7754

U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.


ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            4.15
2003            3.11
2004`           2.50

The year-to-date return as of September 30, 2005 for the Institutional Class is 2.98%.
On July 29, 2004, the Fund converted to a money market fund. On May 27, 2005, the Fund converted to an ultra short term bond fund.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '02                                     1.06%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q4 '04
  0.40%



Principal Investors Fund                                               15
www.principal.com

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..............             2.50                  N/A                    N/A                     3.45
     (AFTER TAXES ON DISTRIBUTIONS)....         1.62                  N/A                    N/A                     2.16
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         1.62                  N/A                    N/A                     2.16
 6-Month LIBOR Index ..................         1.47                                                                 1.93
 Morningstar Ultrashort Bond Category
 Average ..............................         1.35                                                                 2.31
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (June 15, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees................       0.40%
                                       ----
    TOTAL FUND OPERATING EXPENSES      0.40%

  (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $41   $128  $224  $505



16                                               Principal Investors Fund
                                                          1-800-547-7754

BOND & MORTGAGE SECURITIES FUND
The Fund seeks to provide current income.

MAIN STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;

.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. preferred and common stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the four highest grades of S&P or Moody's (i.e.
  less than investment grade (commonly known as "junk bonds")) but not lower than CCC- (S&P) or Caa (Moody's).

The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest it earns by investing the proceeds of the financing. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement.


The Fund may actively trade securities in an attempt to achieve its investment objective.


During the fiscal year ended October 31, 2004, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

54.65% in securities      18.12% in securities       3.89% in securities rated
rated Aaa                 rated Baa                  B
6.48% in securities       3.99% in securities rated  0.46% in securities rated
rated Aa                  Ba                         Caa
12.41% in securities
rated A



MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



MUNICIPAL SECURITIES . Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from monies derived from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of the Fund. General conditions in the financial markets and the size of a particular offering may also negatively affect the returns of a municipal security.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the


Principal Investors Fund                                               17
www.principal.com
effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 178.9%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 150.5%.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


18                                               Principal Investors Fund
                                                          1-800-547-7754

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002                    9.27
2003                    4.04
2004                    4.75

The year-to-date return as of September 30, 2005 for the Institutional Class is 1.87%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                      4.19%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -2.30%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                4.75                  N/A                    N/A                     5.86
     (AFTER TAXES ON DISTRIBUTIONS)....         3.35                  N/A                    N/A                     4.08
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         3.08                  N/A                    N/A                     3.92
 Lehman Brothers Aggregate Bond Index .         4.34                                                                 6.36
 Morningstar Intermediate-Term Bond
 Category Average......................         3.81                                                                 5.73
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      0.55%
 Reverse Repurchase Agreement
 Interest Expense................      0.04
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      0.59%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $60   $189  $329  $738



Principal Investors Fund                                               19
www.principal.com

GOVERNMENT & HIGH QUALITY BOND FUND F/K/A GOVERNMENT SECURITIES FUND The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund seeks to achieve its investment objective by investing primarily (at least 80% of its assets) in securities that are issued by the U.S. government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investor Services, Inc. or, if unrated, determined by the Sub-Advisor, Principal, to be of equivalent quality.

The Fund relies on the professional judgment of Principal to make decisions about the Fund's portfolio securities. The basic investment philosophy of Principal is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when Principal believes they no longer represent good long-term value.


The Fund may also hold cash and cash equivalents. The size of the Fund's cash position depends on various factors, including market conditions and purchases and redemptions of Fund shares. A large cash position could impact the ability of the Fund to achieve its objective but it also would reduce the Fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.


MAIN RISKS

As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



U.S. GOVERNMENT SECURITIES . U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share. Since the magnitude of these fluctuations generally is greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying


20                                               Principal Investors Fund
                                                          1-800-547-7754
mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the Fund.


In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.


INVESTOR PROFILE
The Fund may be an appropriate for investors seeking diversification by investing in a fixed-income mutual fund.


Principal Investors Fund                                               21
www.principal.com

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002                            8.77
2003                            1.70
2004                            3.55

The year-to-date return as of September 30, 2005 for the Institutional Class is 1.65%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '02                                      3.25%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -1.55%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                3.55                  N/A                    N/A                     4.94
     (AFTER TAXES ON DISTRIBUTIONS)....         2.12                  N/A                    N/A                     3.14
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         2.29                  N/A                    N/A                     3.12
 Lehman Brothers Government/Mortgage
 Index ................................         4.08                                                                 5.79
 Morningstar Intermediate Government
 Category Average......................         3.39                                                                 5.12
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      0.40%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      0.40%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $41   $128  $224  $505



22                                               Principal Investors Fund
                                                          1-800-547-7754

HIGH QUALITY INTERMEDIATE-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES

The Fund invests primarily in intermediate term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). Under normal circumstances, the Fund maintains a dollar-weighted effective maturity of greater than three and less than ten years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect Principal's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e. less than investment grade).

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the Fund and are subject to the Fund's restrictions on borrowing. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest earned.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


MUNICIPAL SECURITIES . Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from monies derived from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of the Fund. General conditions in the financial markets and the size of a particular offering may also negatively affect the returns of a municipal security.



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.


Principal Investors Fund                                               23
www.principal.com

INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks")



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 155.0%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 152.5%


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


24                                               Principal Investors Fund
                                                          1-800-547-7754

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002                                            9.91
2003                                            3.75
2004                                            4.33

The year-to-date return as of September 30, 2005 for the Institutional Class is 1.97%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                      4.68%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -2.22%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                4.33                  N/A                    N/A                     6.00
     (AFTER TAXES ON DISTRIBUTIONS)....         2.87                  N/A                    N/A                     4.03
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         2.88                  N/A                    N/A                     3.94
 Lehman Brothers Aggregate Bond Index .         4.34                                                                 6.36
 Morningstar Intermediate-Term Bond
 Category Average......................         3.81                                                                 5.73
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES


 Management Fees...................   0.40%
 Reverse Repurchase Agreement
 Interest Expense..................   0.03
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   0.43%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $44   $138  $241  $542



Principal Investors Fund                                               25
www.principal.com

HIGH YIELD FUND
The Fund seeks high current income.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in high yield, below investment grade quality debt and other income-producing securities including, corporate bonds, convertible securities, preferred securities, asset-backed securities and securities of companies in bankruptcy proceedings or otherwise in the process of debt restructuring. The "high yield" securities in which the Fund invests are common known as "junk bonds." These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative with respect to the issuer's ability to pay interest and to repay principal.

The Fund invests its assets in securities rated Ba1 or lower by Moody's Investor Service, Inc. ("Moody's") or BB+ or lower by Standard & Poor's Rating Service ("S&P"). The Fund may also invest in unrated securities which the Manager believes to be of comparable quality. The Fund does not invest in securities rated below Caa3 (Moody's) or below CCC- (S&P) at the time of purchase. The Statement of Additional Information contains descriptions of the securities rating categories. The Sub-Advisor, Post, applies its investment process based on the belief that superior performance is achieved by identifying three specific attributes:
.. value identification - seeking complex, not closely followed and/or misunderstood credits which have the highest probability of being mispriced by the consensus view. Post looks for what it believes are inefficiencies between the actual value and market price of securities.
.. downside protection based on qualitative analysis - analyzing the potential downside risk of each investment and continuous monitoring of the investment portfolio to attempt to keep unexpected negatives to a minimum.
.. portfolio diversification - maintaining exposure and diversification limits by issue, issuer, security type, duration, maturity and credit rating.

MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



MUNICIPAL SECURITIES . Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from monies derived from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of the Fund. General conditions in the financial markets and the size of a particular offering may also negatively affect the returns of a municipal security.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates.


26                                               Principal Investors Fund
                                                          1-800-547-7754

Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


DERIVATIVE INSTRUMENTS . The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the agreement. Gains or losses involving some futures, options, swaps, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the Fund.



COMMODITY-LINKED DERIVATIVE INSTRUMENTS . The use of commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally varies within a two to six-year time frame based on the Sub-Advisor's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is six years, a change of 1% in the market's yield results in a change of approximately 6% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


Principal Investors Fund                                               27
www.principal.com

As the shares of the Fund were first offered for sale on December 29, 2004, historical performance is limited. The year-to-date return as of September 30, 2005 for the Institutional Class is 2.90%.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      0.65%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      0.65%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF DECEMBER 29, 2004

 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $66   $208  $362  $810



28                                               Principal Investors Fund
                                                          1-800-547-7754

INFLATION PROTECTION FUND
The Fund seeks to provide current income and real (after-inflation) total returns.

MAIN STRATEGIES

Under normal circumstances, the Fund invests primarily in inflation protected debt securities. Inflation protected debt securities are designed to provide a "real rate of return" - a return after adjusting for the impact of inflation. Inflation - a rise in the general price level - erodes the purchasing power of an investor's portfolio. For example, if an investment provides a "nominal" total return of 8% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 5%. The investment's inflation adjustment is based on a designated inflation index (such as the Consumer Price Index for Urban Consumers) and typically is applied monthly to the principal of the security. The fixed coupon rate of the security is based on the adjusted principal so that as inflation increases, both the principal value and the interest payments increase. Because this inflation adjustment feature is designed to mitigate a major risk, inflation protected debt securities typically have lower nominal yields than conventional fixed-rate debt securities.

The Fund may invest in:
.. inflation protected debt securities issued by the U.S. Treasury and U.S.
  Government sponsored entities as well as inflation protected debt securities issued by corporations;
.. inflation protected debt securities issued by foreign governments and corporations that are linked to a non-U.S. inflation rate;
.. floating rate notes;
.. adjustable rate mortgages;
.. derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities; and .. commodity-linked derivative instruments, including swap agreements, commodity options, futures, and options on futures.

The Fund invests primarily in investment grade securities, but may invest up to 15% of the Fund's assets in high yield securities ("junk bonds") rated CCC or higher by Moody's or Standard & Poor's or, if unrated, determined by the Sub-Advisor, Principal, to be of comparable quality.


The Fund may invest up to 20% of its assets in securities denominated in foreign currencies. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.


The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest it earns by investing the proceeds of the financing. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement.


MAIN RISKS

As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



U.S. GOVERNMENT SECURITIES . U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other debt securities.


REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.


Principal Investors Fund                                               29
www.principal.com

INTEREST RATE CHANGES . The value of the debt securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of the securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of the securities. To the extent that changes in interest rates reflect changes in inflation, this risk may be mitigated.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the Fund.


In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.



PORTFOLIO DURATION . The average portfolio duration of the Fund normally varies between three and six years and is based on the Sub-Advisor's forecast for interest rates. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is six years, a change of 1% in the market's yield results in a change of approximately 6% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.



HIGH YIELD SECURITIES . Debt securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



DERIVATIVE INSTRUMENTS . The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the agreement. Gains or losses involving some futures, options, swaps, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the Fund.



COMMODITY-LINKED DERIVATIVE INSTRUMENTS . The use of commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.


30                                               Principal Investors Fund
                                                          1-800-547-7754

HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



FOREIGN EXPOSURE . Foreign securities can involve additional risks relating to political, economic or regulatory conditions in foreign countries. All of these factors can make foreign investments more volatile than U.S. investments.



SECTOR RISK . The Fund is subject to sector risk; that is, the possibility that a certain sector may under perform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector or a particular issuer, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector or issuer.



DEFLATION . If inflation is negative, the principal and coupon payment may be adjusted lower.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors who want their income and principal investments to keep pace with inflation over time.


Principal Investors Fund                                               31
www.principal.com

As the shares of the Fund were first offered for sale on December 29, 2004, historical performance is limited. The year-to-date return as of September 30, 2005 for the Institutional Class is 2.37%.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES


 Management Fees...................   0.40%
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   0.40%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF DECEMBER 29. 2004

 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $41   $128  $224  $505



32                                               Principal Investors Fund
                                                          1-800-547-7754

PREFERRED SECURITIES
The Fund seeks to provide current income.

MAIN STRATEGIES

The Fund invests primarily in preferred securities of U.S. companies rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investor Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Sub-Advisor, Spectrum. Under normal circumstances, the Fund invests at least 80% of its assets in preferred securities. The Fund focuses primarily on the financial services (i.e., banking, insurance and commercial finance), Real Estate Investment Trust (i.e. REIT) and utility industries.

The rest of the Fund's assets may be invested in:
.. common stocks;
.. debt securities; and
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have "preference" over common stock in the payment of dividends and the liquidation of a company's assets - preference means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders' claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed-income securities - the fixed-income payments are expected to be the primary source of long-term investment return. Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in the Fund are more similar to those associated with a bond fund than a stock fund.


Spectrum seeks to build a diversified portfolio within the context of the eligible universe of preferred securities. For a security to be considered for the Fund, Spectrum will assess the credit risk within the context of the yield available on the preferred. The yield needs to be attractive in comparison to the rating, expected credit trend and senior debt spread of the same issuer. Spectrum considers features such as call protection, subordination and option adjusted spreads to ensure that the selected issue provides a sufficient yield to justify its inclusion in the portfolio.


MAIN RISKS

As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



TAXABLE PREFERRED SECURITIES . Taxable preferred securities are a comparatively new asset class. Taxable preferred securities are typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The taxable preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates. Taxable preferred securities are typically junior and fully subordinated liabilities of an issuer or the beneficiary of a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. Taxable preferred securities have some characteristics of equity due to their subordinated position in an issuer's capital structure and ability to defer payments (along with any payments on preferred and common stock) without causing a default.



SECTOR RISK . It may be difficult to spread the Fund's assets across a wide range of industry groups, which may subject the Fund to industry concentration risk despite adequate company diversification. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


Principal Investors Fund                                               33
www.principal.com

NON-DIVERSIFIED COMPANY . The Fund is a non-diversified company, as defined in the Investment Company Act of 1940, as amended, which means that a relatively high percentage of assets of the Fund may be invested in the obligations of a limited number of issuers. The value of the shares of the Fund may be more susceptible to a single economic, political or regulatory occurrence than the shares of a diversified investment company.



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors who are seeking dividends to generate income or to be reinvested for growth and are willing to accept fluctuations in the value of the investment.


34                                               Principal Investors Fund
                                                          1-800-547-7754

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2003            10.72
2004            4.36

The year-to-date return as of September 30, 2005 for the Institutional Class is 1.41%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                      5.55%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -5.26%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                4.36                  N/A                    N/A                     7.50
     (AFTER TAXES ON DISTRIBUTIONS)....         2.61                  N/A                    N/A                     6.12
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         2.83                  N/A                    N/A                     5.61
 Lehman Brothers Aggregate Bond Index .         4.34                                                                 6.19
 Morningstar Intermediate-Term Bond
 Category Average......................         3.81                                                                 5.83
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold ( May 1, 2002).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      0.75%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      0.75%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $77   $240  $417  $930





Principal Investors Fund                                               35
www.principal.com

DISCIPLINED LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of September 30, 2005 this range was between approximately $712 million and $401 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Principal believes that changes in market expectations drive stock prices. Early identification of improving business fundamentals, early identification of positive change in expectations regarding future profitability of companies and paying prices that are below "fair value" for these stocks will result in investment management success. Principal's investment process seeks to systematically identify stocks with desirable characteristics and combine these stocks in a risk-managed portfolio to maximize return potential by controlling risk.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.


36                                               Principal Investors Fund
                                                          1-800-547-7754

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2003            28.32
2004            12.84

The year-to-date return as of September 30, 2005 for the Institutional Class is 5.25%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.99%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q1 '03
  -3.30%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                12.84                 N/A                    N/A                    20.30
     (AFTER TAXES ON DISTRIBUTIONS)....         12.66                 N/A                    N/A                    19.70
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................          8.55                 N/A                    N/A                    17.21
 S&P 500 Index ........................         10.87                                                               19.45
 Morningstar Large Blend Category
 Average ..............................          9.96                                                               18.49
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 30, 2002).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      0.60%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      0.60%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $61   $192  $335  $750



Principal Investors Fund                                               37
www.principal.com

LARGECAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of September 30, 2005 this range was between approximately $978 million and $357.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, CCI, uses a bottom-up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on CCI's assessment of current and future sales growth and operating margins. Companies meeting these criteria typically have progressed beyond the development stage and are focused on growing the business. Up to 25% of Fund assets may be invested in foreign securities.


CCI places strong emphasis on companies it believes are guided by high quality management teams with a proven ability to execute. In addition, the Fund attempts to identify and emphasize those companies that are market leaders possessing the ability to control pricing and margins in their respective industries. CCI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


38                                               Principal Investors Fund
                                                          1-800-547-7754

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            -28.30
2003            24.89
2004            9.35

The year-to-date return as of September 30, 2005 for the Institutional Class is 10.33%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                    10.63%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '02                                   -15.51%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS .............. ...         9.35                  N/A                    N/A                    -3.76
     (AFTER TAXES ON DISTRIBUTIONS)....         9.26                  N/A                    N/A                    -3.80
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         6.19                  N/A                    N/A                    -3.18
 Russell 1000 Growth Index ........             6.30                                                                -2.94
 Morningstar Large Growth Category
 Average ..........................             7.64                                                                -2.78
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES


 Management Fees..................    0.55%
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   0.55%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $56   $176  $307  $689



Principal Investors Fund                                               39
www.principal.com

LARGECAP S&P 500 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") 500 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of September 30, 2005, the market capitalization range of the Index was between approximately $712 million and $401 billion. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P 500. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund's portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Principal reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets. Principal may also elect to omit any S&P 500 stocks from the Fund if such stocks are issued by an affiliated company.

MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth stocks typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.


40                                               Principal Investors Fund
                                                          1-800-547-7754

VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

NOTE: "Standard & Poor's 500"and "S&P 500/(R)/" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


Principal Investors Fund                                               41
www.principal.com

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            -22.27
2003            28.06
2004            10.67

The year-to-date return as of September 30, 2005 for the Institutional Class is 2.56%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     15.22%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -17.29%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                10.67                 N/A                    N/A                     0.73
     (AFTER TAXES ON DISTRIBUTIONS)....          9.36                 N/A                    N/A                     0.14
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................          8.64                 N/A                    N/A                     0.46
 S&P 500 Index ........................         10.87                                                                1.05
 Morningstar Large Blend Category
 Average ..............................          9.96                                                                0.76
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

 Management Fees...................   0.15%
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   0.15%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $15   $48   $85   $192



42                                               Principal Investors Fund
                                                          1-800-547-7754

LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of September 30, 2005 this range was between approximately $809 million and $404.5 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Principal, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends. The selection process focuses on four key elements:
.. determination that a stock is selling below its fair market value;
.. early recognition of changes in a company's underlying fundamentals;
.. evaluation of the sustainability of fundamental changes; and .. by monitoring a stock's behavior in the market, evaluation of the timeliness of the investment.

Principal focuses on its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weights of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark. The Fund may actively trade securities in an attempt to achieve its investment objective.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse


Principal Investors Fund                                               43
www.principal.com
impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 155.4%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 228.4%.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.


44                                               Principal Investors Fund
                                                          1-800-547-7754

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            -12.92
2003            25.48
2004            12.40

The year-to-date return as of September 30, 2005 for the Institutional Class is 5.98%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    15.31%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -15.10%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                12.40                 N/A                    N/A                     4.44
     (AFTER TAXES ON DISTRIBUTIONS)....         11.61                 N/A                    N/A                     3.98
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................          9.05                 N/A                    N/A                     3.64
 Russell 1000 Value Index .........             16.49                                                                5.73
 Morningstar Large Value Category
 Average ..............................         12.91                                                                4.01
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

 Management Fees...................   0.45%
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   0.45%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $46   $144  $252  $567



Principal Investors Fund                                               45
www.principal.com

MIDCAP VALUE FUND
The Fund seeks long-term growth of capital. The Manager has selected Principal and BHMS as Sub-Advisors to the Fund.

MAIN STRATEGIES
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Value Index (as of September 30, 2005, this range was between approximately $809 million and $17.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The portion of Fund assets managed by Principal is invested in stocks that, in the opinion of Principal, are undervalued in the marketplace at the time of purchase. This value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields. The Fund's investments are selected primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often over react to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


The BHMS investment strategy emphasizes low P/E ratios, low price to book ratios and high dividend yields, which should offer protection in a declining market environment. In a rising market environment, BHMS expects these securities to benefit from growth in profitability and earnings. The firm conducts its own market research and believes that individual stock selection is more important than sector weightings. BHMS normally does not time the market for short-term gains.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in kind or in cash among Sub-Advisors.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller


46                                               Principal Investors Fund
                                                          1-800-547-7754
capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.




FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . A Sub-Advisor may actively trade Fund securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 155.8%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 225.4%.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.


Principal Investors Fund                                               47
www.principal.com

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            -8.01
2003            28.21
2004            16.58

The year-to-date return as of September 30, 2005 for the Institutional Class is 13.73%.*
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     14.96%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -12.69%
 * During 2005, the Class experienced a significant withdrawal of monies. As the remaining shareholder held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal. In addition, the Class experienced a reimbursement from the Manager relating to a prior period expense adjustment. The total return amounts expressed herein are greater than those that would have been experienced without the reimbursement.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                16.58                 N/A                    N/A                   10.12/(1)/
     (AFTER TAXES ON DISTRIBUTIONS)....         15.10                 N/A                    N/A                   9.19/(1)/
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         11.75                 N/A                    N/A                   8.28/(1)/
 Russell Midcap Value Index ...........         23.71                                                              12.89
 Morningstar Mid-Cap Value Category
 Average ..............................         17.90                                                              11.04
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).
 ///(1)/ During 2005, the Class experienced a significant withdrawal of monies. As the remaining shareholder held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal. In addition, the Class experienced a reimbursement from the Manager relating to a prior period expense adjustment.
  The total return amounts expressed herein are greater than those that would have been experienced without the reimbursement.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                          INSTITUTIONAL
                              CLASS
 Management Fees.......      0.65%
                             ----
      TOTAL ANNUAL FUND
     OPERATING EXPENSES      0.65%*
  * The expense information as of October 31, 2004 has been restated to reflect current fees.

 (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLES


48                                               Principal Investors Fund
                                                          1-800-547-7754

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $66   $208  $362  $810



Principal Investors Fund                                               49
www.principal.com

PARTNERS LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities of U.S. companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations within the range of companies in the Standard & Poor's 500 Stock Index ("S&P 500 Index") (as of September 30, 2005 this range was between approximately $712 million and $401 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The market capitalization of companies in the Fund's portfolio and the S&P 500 Index will change over time, and the Fund will not automatically sell or cease to purchase a stock of a company it already owns just because the company's market capitalization grows or falls outside of the index range.


The Fund's Sub-Advisor, T. Rowe Price, uses a disciplined portfolio construction process whereby it weights each sector approximately the same as the S&P 500 Index. Individual holdings within each sector, and their weights within the portfolio, can vary substantially from the S&P 500 Index.


A team of equity analysts is directly responsible for selecting stocks for the Fund. Analysts select stocks from the industries they cover based on rigorous fundamental analysis that assesses the quality of the business franchise, earnings growth potential for the company, and stock valuation. The Fund seeks to take full advantage of the analysts' focused expertise in their industries. A team of portfolio managers supervises the analysts and has the responsibility for the overall structure of the Fund and coordinating Fund investments. They also oversee the quantitative analysis that helps the analysts manage their industry-specific portfolios.


Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, T. Rowe Price limits the Fund's exposure to each business sector that comprises the S&P 500 Index.


In pursuing its investment objective, the Fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Fund will generally remain fully invested (less than 5% cash reserves) and will be sector neutral when compared to the S&P 500 Index. While the majority of assets will be invested in large-capitalization U.S. common stocks, small- and mid-capitalization stocks and foreign stocks (up to 25% of total assets) may also be purchased in keeping with Fund objectives. Securities may be sold for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


50                                               Principal Investors Fund
                                                          1-800-547-7754

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more vulnerable than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



SECTOR RISK . The Sub-Advisor may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term. Investments in futures and options, if any, are subject to additional volatility and potential losses.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an aggressively managed portfolio of common stocks, but who prefer investing in larger, established companies.


Principal Investors Fund                                               51
www.principal.com

T. Rowe Price became Sub-Advisor to the Fund effective March 9, 2004.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001            -7.13
2002            -16.28
2003            23.93
2004            10.38

The year-to-date return as of September 30, 2005 for the Institutional Class is 2.63%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.21%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -15.44%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                10.38                 N/A                    N/A                     2.00
     (AFTER TAXES ON DISTRIBUTIONS)....          9.24                 N/A                    N/A                     1.57
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................          7.98                 N/A                    N/A                     1.58
 S&P 500 Index ........................         10.87                                                               -0.52
 Morningstar Large Blend Category
 Average ..............................          9.96                                                               -0.66
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      0.75%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      0.75%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $77   $240  $417  $930



52                                               Principal Investors Fund
                                                          1-800-547-7754

PARTNERS LARGECAP BLEND FUND I
The Fund seeks long-term growth of capital. The Manager has selected GSAM and Wellington Managemenr as Sub-Advisors to the Fund.

MAIN STRATEGIES
The Fund seeks its objective through investment in a broadly diversified portfolio of large cap and blue chip equity investments representing all major sectors of the U.S. economy. Under normal market conditions, the Fund invests at least 80% of its assets (not including securities lending collateral and any investment of that collateral) in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of September 30, 2005, the range was between approximately $712 million and $401 billion)) measured at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

GSAM selects investments for the Fund using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500 Index. GSAM seeks a broad representation in most major sectors of the U.S. economy and a portfolio consisting of companies with average long-term earnings growth expectations and dividend yields.


GSAM uses a proprietary multifactor model, a rigorous computerized rating system. This quantitative investment model is used to identify securities within a broadly diversified portfolio of large capitalization and blue chip companies that may exhibit the potential for above-average returns. From this list of companies, GSAM applies a quantitative analysis to select companies for the Fund which it believes will closely track the S&P 500 Index.


GSAM seeks to outperform the S&P 500 Index by overweighting stocks that are more likely to outperform the benchmark while underweighting stocks that it believes will lag the Index. GSAM seeks to add value from stock selection rather than sector rotation strategies or market timing. Its approach is to combine traditional fundamental analysis with sophisticated quantitative modeling and to carefully construct and manage the risk in the portfolio.


Wellington Management employs a two-fold investment approach that combines top-down sector analysis and bottom-up security selection. Macro-economic data including Gross Domestic Product ("GDP") growth rates, employment gains, as well as the outlook for inflation and interest rates, is considered to identify sectors and industries Wellington Management believes will grow faster than the economy over the next 12 to 18 months.


Wellington Management then selects portfolio investments on the basis of fundamental analysis, which it utilizes to identify those securities that provide the potential for long-term growth of capital. Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends and other related measures of value. When selecting securities of issuers domiciled outside the U.S., Wellington Management also monitors and evaluates the economic and political climate and the principal securities markets of the country in which each company is located. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price


Principal Investors Fund                                               53
www.principal.com
changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.


54                                               Principal Investors Fund
                                                          1-800-547-7754

Goldman Sachs and Wellington Management became Sub-Advisors to the Fund on December 16, 2002.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002                    -24.89
2003                    27.98
2004                    11.05

The year-to-date return as of September 30, 2005 for the Institutional Class is 3.88%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.26%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -17.56%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                11.05                 N/A                    N/A                    -0.83
     (AFTER TAXES ON DISTRIBUTIONS)....         10.85                 N/A                    N/A                    -1.13
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................          7.45                 N/A                    N/A                    -0.85
 S&P 500 Index ........................         10.87                                                                1.05
 Morningstar Large Blend Category
 Average ..............................          9.96                                                                0.76
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES


 Management Fees...................   0.45%
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   0.45%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $46   $144  $252  $567



Principal Investors Fund                                               55
www.principal.com

PARTNERS LARGECAP GROWTH FUND
The Fund seeks to achieve long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stock of U.S. companies, with a focus on growth stocks. Growth stocks are issues (or securities) that the Sub-Advisor, GMO, believes are fast-growing and whose earnings are believed to likely increase over time. Growth in earnings may lead to an increase in the price of the stock. The Sub-Advisor invests mainly in large companies, although investments can be made in companies of any size.

Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations. The Fund typically makes equity investments in companies chosen from among the 1,000 U.S. exchange-listed companies with the largest market capitalization. Market capitalization is defined as total current market value of a company's outstanding common stock. In addition, the Fund may invest up to 25% of its assets in foreign securities, including American Depository Receipts (ADRs), at the time of purchase.


When deciding whether to buy or sell stocks for the Fund, GMO considers, among other factors, a company's valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends.


In addition to the main investment strategies described above, GMO may make other investments, such as investments in preferred stocks, convertible securities and debt instruments. These investments may be subject to other risks as described later in this prospectus and/or the Statement of Additional Information.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



INTEREST RATE CHANGES . Changes in interest rates may adversely affect the value of an investor's securities. When interest rates rise, the value of preferred securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of preferred securities. Some investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.


56                                               Principal Investors Fund
                                                          1-800-547-7754

INVESTOR PROFILE

The Fund may be an appropriate investment for investors who are seeking long-term growth and are willing to accept the potential for short-term, volatile fluctuations in the value of their investment. This Fund is designed as a long-term investment with growth potential.


Principal Investors Fund                                               57
www.principal.com

GMO will become the Sub-Advisor to the Fund effective March 9, 2004.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2003            23.50
2004            2.67

The year-to-date return as of September 30, 2005 for the Institutional Class is 0.00%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    11.69%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '04                                    -5.38%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                 2.67                 N/A                    N/A                    12.58
     (AFTER TAXES ON DISTRIBUTIONS)....          1.83                 N/A                    N/A                    12.12
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................          2.83                 N/A                    N/A                    10.78
 Russell 1000 Growth Index ............          6.30                                                               17.44
 S&P 500 Index ........................         10.87                                                               19.45
 Morningstar Large Growth Category
 Average ..............................          7.64                                                               17.87
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 30, 2002).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      1.00%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      1.00%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225



58                                               Principal Investors Fund
                                                          1-800-547-7754

PARTNERS LARGECAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that exhibit strong growth and free cash flow potential. These companies are generally characterized as "growth" companies. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies with market capitalizations within the range of companies in the Russell 1000 Growth Index (as of September 30, 2005, this range was between approximately $978 million and $357.1 billion) at the time of purchase. The Fund's investments in foreign companies will be limited to 25% of its total assets. The Fund may also purchase futures and options, in keeping with Fund objectives.

The Sub-Advisor, T. Rowe Price, generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As a growth investor, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.


In pursuing its investment objective, the Sub-Advisor has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Advisor believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. The Fund may actively trade securities in an attempt to achieve its investment objective.


Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more vulnerable than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments


Principal Investors Fund                                               59
www.principal.com
may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Investments in futures and options, if any, are subject to additional volatility and potential losses.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 75.4%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 157.8%.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


60                                               Principal Investors Fund
                                                          1-800-547-7754

T. Rowe Price became Sub-Advisor to the Fund on August 24, 2004.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    -14.32
2002    -27.76
2003    24.01
2004    9.25

The year-to-date return as of September 30, 2005 for the Institutional Class is 2.41%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     12.90%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '01                                   -18.00%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                9.25                  N/A                    N/A                    -5.63
     (AFTER TAXES ON DISTRIBUTIONS)....         9.16                  N/A                    N/A                    -5.68
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         6.12                  N/A                    N/A                    -4.73
 Russell 1000 Growth Index ............         6.30                                                                -5.68
 Morningstar Large Growth Category
 Average ..............................         7.64                                                                -5.43
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      0.75%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      0.75%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $77   $240  $417  $930



Principal Investors Fund                                               61
www.principal.com

PARTNERS LARGECAP GROWTH FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal markets, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of September 30, 2005, the range was between approximately $978 million and $357.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, American Century, selects stocks of companies they believe will increase in value over time using a growth investment strategy they developed. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that exhibits a higher positive rate of change this quarter than last or this year than the year before. It also includes companies whose growth rates, although still negative, are less negative than prior periods. The American Century strategy is based on the premise that, over the long-term, the stocks of companies with accelerating earnings and revenues have a greater than average chance to increase in value.


American Century uses a bottom-up approach to select securities to buy for the Fund. This means that American Century makes its investment decisions based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. Using its extensive database, American Century tracks financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help American Century select or hold the securities of companies they believe will be able to sustain accelerating growth and sell the securities of companies whose growth begins to slow down.


American Century does not attempt to time the market. Instead, under normal market conditions, it intends to keep the Fund essentially fully invested in securities regardless of the movement of stock prices generally. When American Century believes it is prudent, the Fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, non-leveraged futures contracts and options and other similar securities. Futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like stocks. In addition, up to 25% of Fund assets may be invested in foreign securities.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


62                                               Principal Investors Fund
                                                          1-800-547-7754

HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Principal Investors Fund                                               63
www.principal.com

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    -17.88
2002    -25.95
2003    26.08
2004    9.31

The year-to-date return as of September 30, 2005 for the Institutional Class is 1.35%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                    14.51%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '01                                   -19.60%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                9.31                  N/A                    N/A                    -5.64
     (AFTER TAXES ON DISTRIBUTIONS)....         9.00                  N/A                    N/A                    -5.71
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         6.45                  N/A                    N/A                    -4.73
 Russell 1000 Growth Index ............         6.30                                                                -5.68
 Morningstar Large Growth Category
 Average ..............................         7.64                                                                -5.43
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.00%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      1.00%


 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225



64                                               Principal Investors Fund
                                                          1-800-547-7754

PARTNERS LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, Bernstein, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of

September 30, 2005, this range was between approximately $809 million and $404.5 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Bernstein employs an investment strategy, generally described as "value" investing, that involves seeking securities that:
.. exhibit low financial ratios (particularly stock price-to-book value
  (liquidation value), but also stock price-to-earnings and stock price-to-cash flow);
.. can be acquired for less than what Bernstein believes is the issuer's intrinsic value; or
.. whose price appears attractive relative to the value of the dividends expected to be paid by the issuer in the future.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to Bernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that Bernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For Bernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


Principal Investors Fund                                               65
www.principal.com

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but who prefer investing in companies that appear to be considered undervalued relative to similar companies.


66                                               Principal Investors Fund
                                                          1-800-547-7754

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    5.53
2002    -13.58
2003    27.48
2004    13.32

The year-to-date return as of September 30, 2005 for the Institutional Class is 4.11%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    15.59%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -18.45%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                13.32                 N/A                    N/A                     8.27
     (AFTER TAXES ON DISTRIBUTIONS)....         12.96                 N/A                    N/A                     7.90
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................          9.13                 N/A                    N/A                     6.98
 Russell 1000 Value Index .............         16.49                                                                4.84
 Morningstar Large Value Category
 Average ..............................         12.91                                                                3.55
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      0.80%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      0.80%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $82   $255  $444  $990



Principal Investors Fund                                               67
www.principal.com

PARTNERS LARGECAP VALUE FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of

September 30, 2005 this range was between approximately $809 million and $404.5 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Key to the process used by the Sub-Advisor, UBS Global AM, in selecting securities for the Fund is fundamental investment research. UBS Global AM focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the assessment of UBS Global AM of what a security is worth. UBS Global AM seeks to select securities with fundamental values that it estimates to be greater than its market value at any given time. For each stock under analysis, UBS Global AM bases its estimates of fundamental value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. UBS Global AM then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics. UBS Global AM derives investment value and organizes collective investment insights with an emphasis on primary research and company visits. UBS Global AM uses "uncommon" sources of information where, using a long-term focus, its analysts gather information concerning the ability of individual companies to generate profits, as well as analyze industry competitive strategy, structure and global integration.


UBS Global AM follows a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.




FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.


68                                               Principal Investors Fund
                                                          1-800-547-7754

As the inception date of the Fund is June 1, 2004, limited historical performance is available. The year-to-date return as of September 30, 2005 for the Institutional Class is 5.53%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                  N/A                 N/A                    N/A                    12.63
     (AFTER TAXES ON DISTRIBUTIONS)....           N/A                 N/A                    N/A                    12.56
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................           N/A                 N/A                    N/A                     8.29
 Russell 1000 Value Index .............         16.49                                                               14.73
 Morningstar Large Value Category
 Average ..............................         12.91                                                               11.76
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (June 1, 2004).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      0.80%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      0.80%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $82   $255  $444  $990



Principal Investors Fund                                               69
www.principal.com

PARTNERS LARGECAP VALUE FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies with market capitalizations similar to companies in the Russell 1000 Value Index (as of September 30, 2005, this range was between approximately $809 million and $404.5 billion) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, American Century, uses a value investment strategy that looks for companies that are temporarily out of favor in the market. The Sub-Advisor attempts to purchase the stocks of these undervalued companies and hold the stocks until they have returned to favor in the market and their stock price has gone up.


Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the Sub-Advisor looks for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges. The Sub-Advisor also may consider whether the companies' securities have a favorable income-paying history and whether income payments are expected to continue or increase.


When the Sub-Advisor believes it is prudent, the Fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, debt securities of companies, debt obligations of governments and their agencies, non-leveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like stocks. The Fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the Sub-Advisor cannot invest in a derivative security if it would be possible for the Fund to lose more money than it invested.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition. The Fund may actively trade securities in an attempt to achieve its investment objective.


In the event of exceptional market or economic conditions, the Fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or short-term debt securities.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.




INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


70                                               Principal Investors Fund
                                                          1-800-547-7754

CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks. The contracts may increase the Fund's volatility and, thus, could involve a significant risk. If the Sub-Advisor's predictions are inaccurate, the averse consequences to the Fund (e.g., a reduction in the Fund's net asset value) may leave the Fund in a worse position than if these strategies were not used.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.




TEMPORARY DEFENSIVE STRATEGIES . To the extent the Fund assumes a defensive position, the Fund may succeed in avoiding losses but it will not be pursuing its objective of capital growth and may fail to achieve its investment objective.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.


Principal Investors Fund                                               71
www.principal.com

As the shares of the Fund were first offered for sale on December 29, 2004, historical performance is limited. The year-to-date return as of September 30, 2005 for the Institutional Class is 2.50%.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      0.85%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      0.85%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF DECEMBER 29, 2004

 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $87   $271  $471  $1,049



72                                               Principal Investors Fund
                                                          1-800-547-7754

PARTNERS MIDCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap Value Index (as of September 30, 2005, this range was between approximately $809 million and $17.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Companies may range from the well-established and well known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.


The stocks are selected using a value oriented investment approach by Neuberger Berman, the Sub-Advisor. Neuberger Berman identifies value stocks in several ways. Factors it considers in identifying value stocks may include:
.. strong fundamentals, such as a company's financial, operational and competitive positions;
.. consistent cash flow; and
.. a sound earnings record through all phases of the market cycle.

Neuberger Berman may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news. Neuberger Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and are subject to less risk of price decline than securities whose market prices have already reached their perceived economic value.


This approach also involves selling portfolio securities when Neuberger Berman believes they have reached their potential, when the securities fail to perform as expected or when other opportunities appear more attractive.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



MEDIUM CAPITALIZATIONS . Companies with medium capitalizations may have a limited operating history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.


Principal Investors Fund                                               73
www.principal.com

INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.


74                                               Principal Investors Fund
                                                          1-800-547-7754

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001            -1.78
2002            -9.91
2003            35.96
2004            22.56

The year-to-date return as of September 30, 2005 for the Institutional Class is 9.57%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '03                                    14.72%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -14.42%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                22.56                 N/A                    N/A                    11.72
     (AFTER TAXES ON DISTRIBUTIONS)....         20.93                 N/A                    N/A                    11.24
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         15.75                 N/A                    N/A                    10.02
 Russell Midcap Value Index ...........         23.71                                                               12.10
 Morningstar Mid-Cap Value Category
 Average ..............................         17.90                                                               10.82
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000.).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      1.00%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      1.00%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225



Principal Investors Fund                                               75
www.principal.com

PARTNERS MIDCAP VALUE FUND I
The Fund seeks long-term growth of capital. The Manager has selected GSAM and LA Capital as Sub-Advisors to the Fund.

MAIN STRATEGIES

Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with a medium market capitalization (those with market capitalizations similar to companies in the Russell MidCap Value Index (as of September 30, 2005, the range was between approximately $809 million and $17.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The Fund may invest up to 25% of its net assets in securities of foreign companies, including securities of issuers in emerging countries and securities quoted in foreign currencies.

The stocks are selected using a value oriented investment approach by the Sub-Advisor, GSAM. GSAM evaluates securities using fundamental analysis and intends to purchase equity investments that are, in its view, underpriced relative to a combination of such company's long-term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting GSAM's view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the position of the company in the markets in which it operates, the level of the company's financial leverage and the sustainable return on capital invested in the business. The Fund may also purchase securities of companies that have experienced difficulties and that, in the opinion of GSAM, are available at attractive prices.

LA Capital employs a quantitative approach for selecting securities it believes are favored in the current market environment. The firm's proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of medium capitalization securities based on a security's exposure and the Model's expected return for each factor.


The portion of the Fund's assets managed by LA Capital are diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell MidCap Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm's Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund asset among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


76                                               Principal Investors Fund
                                                          1-800-547-7754

SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.




FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



EMERGING MARKET COUNTRIES . Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.




INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.


Principal Investors Fund                                               77
www.principal.com

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2004            25.69

The year-to-date return as of September 30, 2005 for the Institutional Class is 11.88%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                    12.82%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '04                                    -1.09%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                25.69                 N/A                    N/A                    25.41
     (AFTER TAXES ON DISTRIBUTIONS)....         25.19                 N/A                    N/A                    24.91
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         16.84                 N/A                    N/A                    21.37
 Russell Midcap Value Index ...........         23.71                                                               12.10
 Morningstar Mid-Cap Value Category
 Average ..............................         17.90                                                               10.82
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold ( December 29, 2003).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      1.00%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      1.00%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225



78                                               Principal Investors Fund
                                                          1-800-547-7754

MIDCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap Index (as of September 30, 2005, this range was between approximately $809 million and $17.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Principal considers the quality and price of individual issuers rather than forecasting stock market trends in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Principal's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or


Principal Investors Fund                                               79
www.principal.com
technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.


80                                               Principal Investors Fund
                                                          1-800-547-7754

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            -8.47
2003            32.67
2004            17.65

The year-to-date return as of September 30, 2005 for the Institutional Class is 7.40%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.30%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -9.17%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                17.65                 N/A                    N/A                    10.21
     (AFTER TAXES ON DISTRIBUTIONS)....         16.42                 N/A                    N/A                     9.67
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         13.03                 N/A                    N/A                     8.68
 Russell Midcap Index .............             20.22                                                                9.09
 Morningstar Mid-Cap Blend Category
 Average ..............................         16.00                                                                8.36
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES


 Management Fees...................   0.65%
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   0.65%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $66   $208  $362  $810



Principal Investors Fund                                               81
www.principal.com

MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of medium capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of September 30, 2005, this range was between approximately $978 million and $17.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, CCI, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on CCI's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.


CCI focuses its stock selections on established companies that it believes to have sustainable competitive advantages and reasonable stock prices. It then constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over-and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


82                                               Principal Investors Fund
                                                          1-800-547-7754

ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 296.2%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 324.2%.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Principal Investors Fund                                               83
www.principal.com

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    -40.47
2003    32.75
2004    10.47

The year-to-date return as of September 30, 2005 for the Institutional Class is 8.80%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     17.22%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '02                                   -28.41%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                10.47                 N/A                    N/A                    -7.13
     (AFTER TAXES ON DISTRIBUTIONS)....         10.47                 N/A                    N/A                    -7.13
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................          6.80                 N/A                    N/A                    -5.96
 Russell Midcap Growth Index ..........         15.48                                                                2.34
 Morningstar Mid-Cap Growth Category
 Average ..............................         12.93                                                                0.74
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES


 Management Fees...................   0.65%
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   0.65%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $66   $208  $362  $810



84                                               Principal Investors Fund
                                                          1-800-547-7754

MIDCAP S&P 400 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P MidCap 400. The S&P MidCap 400 is an unmanaged index of 400 common stocks of medium sized U.S. (and some Canadian) companies. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of September 30, 2005, the market capitalization range of the Index was between approximately $259 million and $12.3 billion. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P MidCap 400. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P MidCap 400. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P MidCap 400 stocks. At times, the Fund's portfolio may be weighted differently from the S&P MidCap 400, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P MidCap 400 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.


Principal reserves the right to omit or remove any of the S&P MidCap 400 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.


Principal Investors Fund                                               85
www.principal.com

GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

NOTE: "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


86                                               Principal Investors Fund
                                                          1-800-547-7754

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            -15.26
2003            35.15
2004            16.18

The year-to-date return as of September 30, 2005 for the Institutional Class is 8.63%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    17.59%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -16.70%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                16.18                 N/A                    N/A                     8.72
     (AFTER TAXES ON DISTRIBUTIONS)....         15.60                 N/A                    N/A                     8.22
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         11.11                 N/A                    N/A                     7.30
 S&P MidCap 400 Index .................         16.47                                                                9.02
 Morningstar Mid-Cap Blend Category
 Average ..............................         16.00                                                                8.36
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      0.15%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      0.15%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $15   $48   $85   $192



Principal Investors Fund                                               87
www.principal.com

PARTNERS MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of September 30, 2005 this range was between approximately $978 million and $17.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell Midcap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell Midcap Growth Index. The Fund may invest up to 25% of its assets in securities of foreign companies.


The Sub-Advisor, Turner, selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


88                                               Principal Investors Fund
                                                          1-800-547-7754

ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 122.0%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 163.7%.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Principal Investors Fund                                               89
www.principal.com

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            -31.87
2003            48.59
2004            12.30

The year-to-date return as of September 30, 2005 for the Institutional Class is 8.30%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     19.25%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '02                                   -18.69%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                12.30                 N/A                    N/A                     0.00
     (AFTER TAXES ON DISTRIBUTIONS)....         12.30                 N/A                    N/A                     0.00
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................          7.99                 N/A                    N/A                     0.00
 Russell Midcap Growth Index ..........         15.48                                                                2.34
 Morningstar Mid-Cap Growth Category
 Average ..............................         12.93                                                                0.74
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      1.00%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      1.00%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225



90                                               Principal Investors Fund
                                                          1-800-547-7754

PARTNERS MIDCAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of September 30, 2005, this range was between approximately $978 million and $17.9 billion)) at the time of purchase. In the view of the Sub-Advisor, Mellon Equity, many medium-sized companies:
.. are in fast growing industries;
.. offer superior earnings growth potential; and .. are characterized by strong balance sheets and high returns on equity.

The Fund may also hold investments in large and small capitalization companies, including emerging and cyclical growth companies. The Fund may invest up to 25% of its net assets in securities of foreign companies, including securities of issuers in emerging countries and securities quoted in foreign currencies.

Mellon Equity uses valuation models designed to identify common stocks of companies that have demonstrated consistent earnings momentum and delivered superior results relative to market analyst expectations. Other considerations include profit margins, growth in cash flow and other standard balance sheet measures. The securities held are generally characterized by strong earnings momentum measures and higher expected earnings per share growth.


The valuation model incorporates information about the relevant criteria as of the most recent period for which data are available. Once ranked, the securities are categorized under the headings "buy," "sell" or "hold." The decision to buy, sell or hold is made by Mellon Equity based primarily on output of the valuation model. However, that decision may be modified due to subsequently available or other specific relevant information about the security. In addition, Mellon Equity manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



MEDIUM CAPITALIZATIONS . Companies with medium capitalizations may have a limited operating history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency


Principal Investors Fund                                               91
www.principal.com
exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



EMERGING MARKET COUNTRIES . Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.




INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept the potential for short-term fluctuations in the value of their investments.

Effective December 31, 2004, the Fund' sub-advisor was changed from The Dreyfus Corporation to Mellon Equity Associates, LLP. Both Dreyfus and Mellon Equity are wholly-owned subsidiaries of Mellon Financial Corporation. This change will have no impact on either the investment philosophy currently used in the portfolio or the investment team responsible for day-to-day portfolio management.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2004    11.99


The year-to-date return as of September 30, 2005 for the Institutional Class is 9.01%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                    12.89%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '04                                    -3.69%


92                                               Principal Investors Fund
                                                          1-800-547-7754

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                11.99                 N/A                    N/A                    12.03
     (AFTER TAXES ON DISTRIBUTIONS)....         11.99                 N/A                    N/A                    12.03
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................          7.79                 N/A                    N/A                    10.23
 Russell Midcap Growth Index ..........         15.48                                                               15.48
 Morningstar Mid-Cap Growth Category
 Average ..............................         12.93                                                               13.05
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2003).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      1.00%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      1.00%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225



Principal Investors Fund                                               93
www.principal.com

PARTNERS MIDCAP GROWTH FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Sub-Advisor, FMR, normally invests the Fund's assets primarily in common stocks. FMR normally invests at least 80% of the Fund's assets in securities of companies with medium market capitalizations (those with market capitalizations similar to the market capitalizations of companies in the Russell Midcap Growth Index and the Standard & Poor's MidCap 400 Index (S&P MidCap 400). A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of the companies in the Index changes with market conditions and the composition of the Index (as of September 30, 2005, this range was between approximately $978 million and $17.9 billion for the Russell Midcap Growth Index and between approximately $259 million and $12.3 billion for the S&P MidCap 400).

FMR may also invest the Fund's assets in companies with smaller or larger market capitalizations. FMR invests the Fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price-to-earnings or price-to-book ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR uses the Russell Midcap Growth Index as a guide in structuring the Fund and selecting its investments. FMR considers the Fund's security, industry, and market capitalization weightings relative to the Index.


FMR may invest the Fund's assets in securities of foreign issuers in addition to securities of domestic issuers. FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity, and investment risk. In buying and selling securities for the Fund, FMR invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.


In addition to the principal investment strategies discussed above, FMR may lend the Fund's securities to broker-dealers or other institutions to earn income for the Fund. FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the Fund may not achieve its objective.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



MEDIUM CAPITALIZATIONS . Companies with medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.


94                                               Principal Investors Fund
                                                          1-800-547-7754

GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.


ADDITIONAL RISKS

.. INITIAL PUBLIC OFFERINGS ("IPOS"). The Fund's purchase of shares issued in
  IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.
.. HEDGING STRATEGIES. Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks. The contracts may increase the Fund's volatility and, thus, could involve a significant risk. If the Sub-Advisor's predictions are inaccurate, the adverse consequences to the Fund (e.g., a reduction in the Fund's net asset value) may leave the Fund in a worse position than if these strategies were not used.
.. HIGH YIELD SECURITIES. Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").

.. MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Principal Investors Fund                                               95
www.principal.com

As the shares of the Fund were first offered for sale on December 29, 2004, historical performance is limited. The year-to-date return as of September 30, 2005 for the Institutional Class is 11.51%.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      1.00%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      1.00%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF DECEMBER 29, 2004

 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225



96                                               Principal Investors Fund
                                                          1-800-547-7754

PARTNERS SMALLCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Standard and Poor's SmallCap 600 Index (as of September 30, 2005, this range was between approximately $40 million and $6.0 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting investments for the Fund, the Sub-Advisor, Mellon Equity, uses a disciplined investment process that combines fundamental analysis and risk management with a multi-factor model that searches for undervalued stocks. A common definition of an undervalued stock is one selling at a low price relative to its profits and prospective earnings growth. The stock evaluation process uses several different characteristics, including changes in earnings estimates and change in price-to-earnings ratios, in an attempt to identify value among individual stocks.


Rather than using broad economic or market trends, stocks are selected on a company by company basis. To ensure ample diversification, the portfolio's assets are allocated among industries and economic sectors in similar proportions to those of the Index. The portfolio is generally kept broadly diversified in an attempt to capture opportunities that may be realized quickly during periods of above-average market volatility. By maintaining such a diversified stance, stock selection drives the Fund's performance.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.




FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in


Principal Investors Fund                                               97
www.principal.com
the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



SECTOR RISK . The Sub-Advisor may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Effective December 31, 2004, the Fund' sub-advisor was changed from The Dreyfus Corporation to Mellon Equity Associates, LLP. Both Dreyfus and Mellon Equity are wholly-owned subsidiaries of Mellon Financial Corporation. This change will have no impact on either the investment philosophy currently used in the portfolio or the investment team responsible for day-to-day portfolio management.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2003            44.41
2004            22.46

The year-to-date return as of September 30, 2005 for the Institutional Class is 4.45%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     22.12%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q1 '03
  -4.70%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                22.46                 N/A                    N/A                    33.00
     (AFTER TAXES ON DISTRIBUTIONS)....         21.94                 N/A                    N/A                    31.42
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         14.82                 N/A                    N/A                    27.65
 S&P SmallCap 600 Index ...............         22.64                                                               30.47
 Morningstar Small Blend Category
 Average ..............................         18.86                                                               30.10
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 30, 2002).



98                                               Principal Investors Fund
                                                          1-800-547-7754

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      1.00%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      1.00%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225



Principal Investors Fund                                               99
www.principal.com

PARTNERS SMALLCAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of: 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of September 30, 2005, the range was between approximately $2 million and $3.7 billion)) at the time of purchase. The Fund seeks to reduce risk by diversifying among many companies and industries. In addition, the Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, Alliance, employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, it looks for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, Alliance analyzes such factors as:
.. Financial condition (such as debt to equity ratio)
.. Market share and competitive leadership of the company's products
.. Earning growth relative to competitors
.. Market valuation in comparison to a stock's own historical norms and the stocks of other small-cap companies

Alliance follows a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



SECTOR RISK . The Sub-Advisor may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some


100                                              Principal Investors Fund
                                                          1-800-547-7754
investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Principal Investors Fund                                              101
www.principal.com

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001            -13.93
2002            -40.51
2003            47.36
2004            14.61

The year-to-date return as of September 30, 2005 for the Institutional Class is 1.74%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     27.26%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                   -26.55%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                14.61                 N/A                    N/A                    -2.56
     (AFTER TAXES ON DISTRIBUTIONS)....         14.61                 N/A                    N/A                    -2.56
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................          9.50                 N/A                    N/A                    -2.16
 Russell 2000 Growth Index ............         14.31                                                                1.82
 Morningstar Small Growth Category
 Average ..............................         12.09                                                                1.59
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      1.10%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      1.10%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $112  $350  $606  $1,340



102                                              Principal Investors Fund
                                                          1-800-547-7754

PARTNERS SMALLCAP GROWTH FUND II
The Fund seeks long-term growth of capital. The Manager has selected UBS Global AM and Emerald as Sub-Advisors to the Fund.

MAIN STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of September 30, 2005, this range was between approximately $2 million and $3.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

UBS Global AM seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. To this end, UBS Global AM considers earnings revision trends, positive stock price momentum and sales acceleration when selecting securities. The Fund may also invest in securities of emerging growth companies which are companies that UBS Global AM expects to experience above average earnings or cash flow growth or meaningful changes in underlying asset values. Investments in equity securities may include common stock and preferred stock.


Utilizing fundamental analysis, Emerald seeks to invest in the common stock of companies with distinct competitive advantages, strong management teams, leadership positions, high revenue and earnings growth rates versus peers, differentiated growth drivers and limited sell-side research.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.


Principal Investors Fund                                              103
www.principal.com

SECTOR RISK . UBS Global AM may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As UBS Global AM allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries .



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


104                                              Principal Investors Fund
                                                          1-800-547-7754

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001            -20.45
2002            -24.63
2003            45.09
2004            11.08

The year-to-date return as of September 30, 2005 for the Institutional Class is 5.26%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     29.90%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                    -31.17%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                11.08                 N/A                    N/A                    -3.95
     (AFTER TAXES ON DISTRIBUTIONS)....         10.66                 N/A                    N/A                    -4.08
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................          7.74                 N/A                    N/A                    -3.35
 Russell 2000 Growth Index ............         14.31                                                                1.82
 Morningstar Small Growth Category
 Average ..............................         12.09                                                                1.59
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold ( December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.00%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      1.00%

 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225



Principal Investors Fund                                              105
www.principal.com

PARTNERS SMALLCAP GROWTH FUND III
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2500 Growth Index (as of September 30, 2005, the range was between approximately $2 million and $9.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Mazama, the Sub-Advisor, utilizes a fundamental, bottom-up approach to security selection. In selecting securities for the Fund, Mazama performs a detailed analysis of company financials using a proprietary Price/Performance Model. The Model focuses on two main valuation components: estimates of a company's return-on-equity versus the forward price-to-earnings ratio as a measure of a current value and on a company's earnings growth versus the forward price-to-earnings ratio. Mazama also conducts ongoing discussions with company executives and key employees as well as visits to evaluate company operations first hand. Though Mazama does not incorporate top-down analysis in its investment process, it does incorporate knowledge of broad economic themes and trends to provide a backdrop for its bottom-up research. After identifying interesting investment opportunities, Mazama looks at other top companies in that sector to evaluate the overall attractiveness of the specific company as well as other companies in that sector.


Mazama's determination to sell a security from the Fund's portfolio is based on either a deterioration in the company's fundamentals or by a reduction in ranking due to price appreciation which is then reflected in a lower Price/ Performance Model score.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries


106                                              Principal Investors Fund
                                                          1-800-547-7754

INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Principal Investors Fund                                              107
www.principal.com

As the inception date of the Fund is June 1, 2004, limited historical performance data is available. The year-to-date return as of September 30, 2005 for the Institutional Class is 4.25%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                  N/A                 N/A                    N/A                     8.20
     (AFTER TAXES ON DISTRIBUTIONS)....           N/A                 N/A                    N/A                     8.20
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................           N/A                 N/A                    N/A                     5.33
 Russell 2500 Growth Index ............         14.59                                                               11.11
 Morningstar Small Growth Category
 Average ..............................         12.09                                                               11.05
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (June 1, 2004).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES


 Management Fees...................   1.10%
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   1.10%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLES

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $112  $350  $606  $1,340



108                                              Principal Investors Fund
                                                          1-800-547-7754

PARTNERS SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital. The Manager has selected Ark Asset and LA Capital as Sub-Advisors to the Fund.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of September 30, 2005, this range was between approximately $2 million and $3.7 billion) or $2 billion, whichever is greater,) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign corporations.

The Sub-Advisor, Ark Asset, purchases securities for the Fund that it considers to be attractive equity investments that are consistent with its investment philosophy of maintaining a diversified investment portfolio. Ark Asset seeks to minimize risk by generally allocating Fund assets among economic or industry sectors to within 5 percentage points of that economic sector's percentage weighting (on an absolute basis) of the Russell 2000 Index.


In selecting securities for the Fund, Ark Asset combines a systematic quantitative approach with traditional fundamental analysis. Ark Asset uses proprietary computer models that incorporate data from several sources to identify those companies whose securities present what it believes to be favorable investment opportunities relative to the securities of other companies. Ark Asset uses both a "Valuation Model" as well as an "Earnings Trend Model" in analyzing potential securities in which to invest. Ratings from both models are combined to develop an overall rating for each security under review. Stocks with the highest overall rating are considered for inclusion in the Fund's portfolio and undergo a thorough fundamental analysis. Ark Asset considers selling a stock in the Fund's portfolio if it becomes less attractive because of deteriorating current fundamentals or declining earnings expectations.


The Sub-Advisor, LA Capital, employs a quantitative approach in selecting securities it believes are favored in the current market environment. The firm's proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of small capitalization securities based on a security's exposure, and the Model's expected return for each factor.


The portion of the Fund's assets managed by LA Capital are diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell 2000 Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm's Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


Principal Investors Fund                                              109
www.principal.com

STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.




FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.


110                                              Principal Investors Fund
                                                          1-800-547-7754

Ark Asset has been Sub-Advisor to the Fund since its inception on March 1, 2001. LA Capital was added as an additional Sub-Advisor on September 1, 2004.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    -10.16
2003    37.88
2004    17.92

The year-to-date return as of September 30, 2005 for the Institutional Class is 7.58%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    19.42%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -20.90%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                17.92                 N/A                    N/A                    14.59
     (AFTER TAXES ON DISTRIBUTIONS)....         17.91                 N/A                    N/A                    14.37
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         11.65                 N/A                    N/A                    12.57
 Russell 2000 Value Index .............         22.25                                                               15.84
 Morningstar Small Value Category
 Average ..............................         20.58                                                               15.61
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      1.00%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      1.00%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------
                                             1     3     5      10
 INSTITUTIONAL CLASS                      $102  $318  $552  $1,225




Principal Investors Fund                                              111
www.principal.com

PARTNERS SMALLCAP VALUE FUND I
The Fund seeks long-term growth of capital. The Manager has selected Mellon Equity and Morgan as Sub-Advisors to the Fund.

MAIN STRATEGIES
The Fund invests primarily in a diversified group of equity securities of small U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of September 30, 2005, this range was between approximately $2 million and $3.7 billion)) at the time of purchase. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of such companies. Emphasis is given to those companies that exhibit value characteristics. Value securities generally have above average dividend yield and below average price to earnings (P/E) ratios. Up to 25 of the Fund's assets may be invested in foreign securities.

The Sub-Advisor, Morgan, uses quantitative and fundamental research, systematic stock valuation and a disciplined portfolio construction process. It seeks to enhance returns and reduce the volatility in the value of the Fund relative to that of the U.S. small company value universe, represented by the Russell 2000/(R)/ Value Index. Morgan continuously screens the small company universe to identify for further analysis those companies that exhibit favorable factor rankings. Such factors include Morgan's dividend discount model rankings, price-to-cashflow, earnings revisions, as well as positive price momentum. Morgan ranks these companies within economic sectors according to their relative attractiveness. Morgan then selects for purchase the companies it feels to be most attractive within each economic sector.


Under normal market conditions, the portion of the Fund sub-advised by Morgan will have sector weightings comparable to that of the U.S. small company value universe though it may under or over-weight selected economic sectors. In addition, as a company moves out of the market capitalization range of the small company universe, it generally becomes a candidate for sale.


Morgan may also purchase securities issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition.


In selecting investments for the Fund, the Sub-Advisor, Mellon Equity, uses a disciplined investment process that combines fundamental analysis and risk management with a multi-factor model that searches for undervalued stocks. Undervalued stocks are those selling at a low price relative to their profits and prospective earnings growth. The stock evaluation process uses several different characteristics, including changes in earnings estimates and change in price-to-earnings ratios, in an attempt to identify value among individual stocks.


Rather than using broad economic or market trends, Mellon Equity selects stocks on a company by company basis. To ensure ample diversification, the portion of the Fund's assets managed by Mellon Equity are allocated among industries and economic sectors in similar proportions to those of the Index. The portfolio is generally kept broadly diversified in an attempt to capture opportunities that may be realized quickly during periods of above-average market volatility. By maintaining such a diversified stance, stock selection drives performance.


Since the Fund has a long-term investment perspective, Mellon Equity does not intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decisions to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisors, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


112                                              Principal Investors Fund
                                                          1-800-547-7754

MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, neither Sub-Advisor can guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment. The Fund is not designed for investors seeking income or conservation of capital.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2003            50.27
2004            23.18

The year-to-date return as of September 30, 2005 for the Institutional Class is 5.76%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     23.26%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q1 '03
  -4.37%


Principal Investors Fund                                              113
www.principal.com

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
 '                                              23.18                 N/A                    N/A                    36.47
     (AFTER TAXES ON DISTRIBUTIONS)....         21.76                 N/A                    N/A                    34.72
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         15.91                 N/A                    N/A                    30.79
 Russell 2000 Value Index .............         22.25                                                               33.61
 Morningstar Small Value Category
 Average ..............................         20.58                                                               31.52
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 30, 2002).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      1.00%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      1.00%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225



114                                              Principal Investors Fund
                                                          1-800-547-7754

PARTNERS SMALLCAP VALUE FUND II
The Fund seeks long-term growth of capital. The Manager has selected Dimensional and Vaughan Nelson as Sub-Advisors to the Fund.

MAIN STRATEGIES

Dimensional invests Fund assets primarily in a diversified group of equity securities of small U.S. companies which Dimensional, believes to be value stocks at the time of purchase. As of the date of this Prospectus, Dimensional considers companies whose market capitalizations typically are in the lowest 8% of the domestic market universe of operating companies at the time of purchase to be small companies. As a non-fundamental policy, under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of such small companies. Up to 25% of the Fund's assets may be invested in foreign securities.

Dimensional uses a disciplined approach to constructing the Fund's portfolio. Dimensional typically divides the universe into size and style categories and then analyzes the securities themselves to evaluate their fit in Dimensional's universe.


Dimensional considers a security to be a value stock primarily because the company's shares have a high book value in relation to their market value (a "book to market ratio"). In assessing value, Dimensional may consider additional factors such as price to cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer's industry. The criteria Dimensional uses for assessing value are subject to change from time-to-time.


Vaughan Nelson invests in small capitalization companies with a focus on absolute return using a bottom-up value oriented investment process. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies it selects will have these attributes:
^""companies earning a positive economic margin with stable-to-improving returns;
^""companies valued at a discount to their asset value; and ^""companies with an attractive dividend yield and minimal basis risk.

In selecting investments, Vaughan Nelson generally employs the following strategy:
^""value driven investment philosophy that selects stocks selling at attractive values based upon anticipated fundamentals of the business. Vaughan Nelson selects companies that it believes are out-of-favor or misunderstood.
^""Vaughan Nelson starts with an investment universe of 5,000 securities, then using value-driven screens to create a research universe of companies with market capitalizations of at least $100 million;
^""uses fundamental analysis to construct a portfolio of securities that Vaughan
  Nelson believes has an attractive return potential.

Vaughan Nelson will generally sell a stock when it reaches Vaughan Nelson's price target, when the issuer shows a deteriorating financial condition, or when it has repeated negative earnings surprises.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund asset among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may under perform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Principal Investors Fund                                              115
www.principal.com

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.




FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.



116                                              Principal Investors Fund
                                                          1-800-547-7754

As the inception date of the Fund is June 1, 2004, limited historical performance data is available. The year-to-date return as of September 30, 2005 for the Institutional Class is 5.64%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                  N/A                 N/A                    N/A                    17.45
     (AFTER TAXES ON DISTRIBUTIONS)....           N/A                 N/A                    N/A                    17.38
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................           N/A                 N/A                    N/A                    11.43
 Russell 2000 Value Index .............         22.25                                                               19.13
 Morningstar Small Value Category
 Average ..............................         20.58                                                               17.09
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (June 1, 2004).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      1.00%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      1.00%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225



Principal Investors Fund                                              117
www.principal.com

REAL ESTATE SECURITIES FUND
The Fund seeks to generate a total return.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.

Real estate investment trusts ("REITs") are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:
.. equity REITs, which primarily own property and generate revenue from rental income;
.. mortgage REITs, which invest in real estate mortgages; and .. hybrid REITs, which combine the characteristics of both equity and mortgage
  REITs.

In selecting securities for the Fund, the Sub-Advisor, Principal - REI, focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies.


MAIN RISKS

As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.


SECTOR RISK . Because the Fund invests at least 80% of its net assets in securities of companies principally engaged in the real estate industry, the Fund is also subject to sector risk; that is, the possibility that the real estate sector may underperform other sectors or the market as a whole. As more of the Fund's portfolio holdings to the real estate sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector. The share price of the Fund may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Securities of real estate companies are subject to securities market risks as well as risks similar to those of direct ownership of real estate. These include:
.. declines in the value of real estate
.. risks related to general and local economic conditions
.. dependency on management skills
.. heavy cash flow dependency
.. possible lack of available mortgage funds
.. overbuilding
.. extended vacancies in properties
.. increases in property taxes and operating expenses
.. changes in zoning laws
.. expenses incurred in the cleanup of environmental problems
.. casualty or condemnation losses
.. changes in interest rates


118                                              Principal Investors Fund
                                                          1-800-547-7754

In addition to the risks listed above, equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:
.. may not be diversified with regard to the types of tenants (thus subject to business developments of the tenant(s));
.. may not be diversified with regard to the geographic locations of the properties (thus subject to regional economic developments); and .. are subject to cash flow dependency of its tenants.


FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and accept the potential for volatile fluctuations in the value of investments.


Principal Investors Fund                                              119
www.principal.com

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            7.86
2003            38.38
2004            34.11

The year-to-date return as of September 30, 2005 for the Institutional Class is 10.93%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                    17.53%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -7.28%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                34.11                 N/A                    N/A                    23.49
     (AFTER TAXES ON DISTRIBUTIONS)....         31.97                 N/A                    N/A                    21.80
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         23.15                 N/A                    N/A                    19.65
 MSCI US REIT Index ...................         31.49                                                               21.81
 Morningstar Specialty - Real Estate
 Category Average......................         31.88                                                               21.34
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      0.85%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      0.85%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $87   $271  $471  $1,049



120                                              Principal Investors Fund
                                                          1-800-547-7754

SMALLCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Index (as of September 30, 2005, this range was between approximately $2 million and $3.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Selection is based on fundamental analysis of the company relative to other companies with the focus being on Principal's estimation of forward-looking rates of return.


Principal may purchase securities issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.


Principal Investors Fund                                              121
www.principal.com

INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.


122                                              Principal Investors Fund
                                                          1-800-547-7754

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            -17.07
2003            42.91
2004            16.46

The year-to-date return as of September 30, 2005 for the Institutional Class is 9.08%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    19.83%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -16.14%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                16.46                 N/A                    N/A                    12.14
     (AFTER TAXES ON DISTRIBUTIONS)....         15.47                 N/A                    N/A                    11.80
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         11.87                 N/A                    N/A                    10.46
 Russell 2000 Index ...................         18.33                                                               10.07
 Morningstar Small Blend Category
 Average ..............................         18.86                                                               12.18
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      0.75%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      0.75%

  (EXPENSE THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $77   $240  $417  $930



Principal Investors Fund                                              123
www.principal.com

SMALLCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Growth Index (as of September 30, 2005, the range was between approximately $2 million and $3.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The equity investment philosophy of Principal, the Sub-Advisor, is based on the belief that superior stock selection is the key to consistent out-performance. Superior stock selection is achieved by a combination of systematically evaluating company fundamentals and in-depth original research. Principal focuses on four critical drivers of stock performance: improving business fundamentals, sustainable competitive advantages, rising investor expectations, and attractive relative valuation. To leverage our stock selection skills as the primary drivers of relative performance, Principal seeks to maximize global information advantages and neutralize unintended portfolio risks.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in


124                                              Principal Investors Fund
                                                          1-800-547-7754
those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 203.1%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 194.9%.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Principal Investors Fund                                              125
www.principal.com

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            -39.19
2003            48.44
2004            14.70

The year-to-date return as of September 30, 2005 for the Institutional Class is 1.56%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     30.18%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -24.11%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                14.70                 N/A                    N/A                     0.38
     (AFTER TAXES ON DISTRIBUTIONS)....         13.90                 N/A                    N/A                    -0.23
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         10.59                 N/A                    N/A                     0.05
 Russell 2000 Growth Index ............         14.31                                                                3.77
 Morningstar Small Growth Category
 Average ..............................         12.09                                                                4.28
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      0.75%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      0.75%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $77   $240  $417  $930



126                                              Principal Investors Fund
                                                          1-800-547-7754

SMALLCAP S&P 600 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P SmallCap 600 Index. The S&P SmallCap 600 is an unmanaged index of 600 domestic stocks chosen for market size, liquidity and industry group representative. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of September 30, 2005, the market capitalization range of the Index was between approximately $40 million and $6.0 billion. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P SmallCap 600. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P SmallCap 600. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P SmallCap 600 stocks. At times, the Fund's portfolio may be weighted differently from the S&P SmallCap 600, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P SmallCap 600 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.


Principal reserves the right to omit or remove any of the S&P SmallCap 600 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.


Principal Investors Fund                                              127
www.principal.com

GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

NOTE: "Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of
     The McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


128                                              Principal Investors Fund
                                                          1-800-547-7754

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            -14.90
2003            38.24
2004            22.34

The year-to-date return as of September 30, 2005 for the Institutional Class is 7.04%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     19.85%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -18.65%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                22.34                 N/A                    N/A                    12.33
     (AFTER TAXES ON DISTRIBUTIONS)....         21.66                 N/A                    N/A                    11.90
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         14.94                 N/A                    N/A                    10.48
 S&P SmallCap 600 Index ...............         22.64                                                               12.69
 Morningstar Small Blend Category
 Average ..............................         18.86                                                               12.18
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      0.15%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      0.15%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $15   $48   $85   $192



Principal Investors Fund                                              129
www.principal.com

SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of September 30, 2005, this range was between approximately $2 million and $3.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The equity investment philosophy of the Sub-Advisor, Principal, is based on the belief that superior stock selection is the key to consistent out-performance. Superior stock selection is achieved by a combination of systematically evaluating company fundamentals and in-depth original research. Principal focuses on four critical drivers of stock performance: improving business fundamentals, sustainable competitive advantages, rising investor expectations, and attractive relative valuation. To leverage its stock selection skills as the primary drivers of relative performance, Principal seeks to maximize global information advantages and neutralize unintended portfolio risks.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in


130                                              Principal Investors Fund
                                                          1-800-547-7754
those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 156.2%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 163.5%.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.


Principal Investors Fund                                              131
www.principal.com

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            -2.63
2003            43.64
2004            19.96

The year-to-date return as of September 30, 2005 for the Institutional Class is 8.42%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     23.22%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -16.10%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..............             19.96                 N/A                    N/A                    17.59
     (AFTER TAXES ON DISTRIBUTIONS)....         17.62                 N/A                    N/A                    16.07
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         13.90                 N/A                    N/A                    14.50
 Russell 2000 Value Index .........             22.25                                                               15.84
 Morningstar Small Value Category
 Average ..........................             20.58                                                               15.61
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees................       0.75%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      0.75%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $77   $240  $417  $930



132                                              Principal Investors Fund
                                                          1-800-547-7754

DIVERSIFIED INTERNATIONAL FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in securities of:
.. companies with their principal place of business or principal office outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However, under normal market conditions, the Fund intends to have at least 80% of its assets invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.


Investments may be made anywhere in the world. Primary consideration is given to securities of corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.


In choosing investments for the Fund, the Sub-Advisor, Principal, pays particular attention to the long-term earnings prospects of the various companies under consideration. Principal then weighs those prospects relative to the price of the security. Principal invests in securities of companies without regard to the company's market capitalization. (Market capitalization is defined as total current market value of a company's outstanding common stock.)


The Fund may actively trade securities in an attempt to achieve its investment objective.


MAIN RISKS

As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as companies in more developed countries.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.




SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller


Principal Investors Fund                                              133
www.principal.com
capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 128.8%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 160.2%.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


134                                              Principal Investors Fund
                                                          1-800-547-7754

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            -16.38
2003            33.98
2004            20.23

The year-to-date return as of September 30, 2005 for the Institutional Class is 17.01%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '03                                    17.71%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -18.68%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                20.23                 N/A                    N/A                     3.14
     (AFTER TAXES ON DISTRIBUTIONS)....         19.77                 N/A                    N/A                     2.85
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         13.74                 N/A                    N/A                     2.58
 Citigroup BMI Global ex-US Index/(1)/          22.52                                                                7.44
 MSCI EAFE (Europe, Australia, Far
 East) Index - ND .....................         20.25                                                                4.65
 Morningstar Foreign Large Blend
 Category Average......................         17.59                                                                2.51
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).
 ///(//1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES


 Management Fees...................   0.90%
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   0.90%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $92   $287  $498  $1,108



Principal Investors Fund                                              135
www.principal.com

INTERNATIONAL EMERGING MARKETS FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. For this Fund, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Principal, the Sub-Advisor, focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

Under normal conditions, at least 80% of the Fund's assets are invested in emerging market country equity securities. The Fund invests in securities of:

.. companies with their principal place of business or principal office in emerging market countries;
.. companies for which the principal securities trading market is an emerging market country; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

MAIN RISKS

As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



EMERGING MARKET COUNTRIES . Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.




SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.


136                                              Principal Investors Fund
                                                          1-800-547-7754

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


Principal Investors Fund                                              137
www.principal.com

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    -6.82
2003    56.95
2004    25.91

The year-to-date return as of September 30, 2005 for the Institutional Class is 26.46%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     21.92%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -16.08%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                PAST 1 YEAR         PAST 5 YEARS         PAST 10 YEARS           LIFE OF FUND*
 INSTITUTIONAL CLASS ......................
                                                   25.91                 N/A                  N/A                    15.83
     (AFTER TAXES ON DISTRIBUTIONS)........        24.51                 N/A                  N/A                    15.32
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................        18.36                 N/A                  N/A                    13.67
 MSCI Emerging Markets Free Index -
 NDTR/(1)/ ........................                25.56                                                             14.93
 MSCI Emerging Markets Free Index - ID ....        22.45                                                             12.17
 Morningstar Diversified Emerging Markets
 Category Average..........................        23.75                                                             14.92
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 ** Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).
 ///(1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES


 Management Fees...................   1.35%
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   1.35%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $137  $428  $739  $1,624



138                                              Principal Investors Fund
                                                          1-800-547-7754

INTERNATIONAL GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. It purchases securities of:
.. companies with their principal place of business or principal offices outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made outside the U.S.

The Sub-Advisor, Principal, selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:
.. business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
.. quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
.. business valuation - determining the private market or "true business value" of the firm.

Principal's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by Principal.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.




SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller


Principal Investors Fund                                              139
www.principal.com
capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 163.1%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 156.2%.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


140                                              Principal Investors Fund
                                                          1-800-547-7754

Principal became the Sub-Advisor to the Fund on November 1, 2002.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001            -21.06
2002            -16.18
2003            38.97
2004            22.78

THE YEAR-TO-DATE RETURN AS OF SEPTEMBER 30, 2005 FOR THE INSTITUTIONAL CLASS
IS 16.58%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    18.41%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -21.38%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                22.78                 N/A                    N/A                     5.78
     (AFTER TAXES ON DISTRIBUTIONS)....         20.34                 N/A                    N/A                     2.27
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         16.13                 N/A                    N/A                     2.24
 Citigroup World ex-US BMI Growth
 Index/(1)/ ...........................         19.34                                                                1.00
 MSCI EAFE (Europe, Australia, Far
 East) Index - ND .....................         20.25                                                                2.42
 Morningstar Foreign Large Growth
 Category Average......................         15.58                                                               -0.85
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).
 ///(//1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      1.00%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      1.00%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225



Principal Investors Fund                                              141
www.principal.com

PARTNERS GLOBAL EQUITY FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund invests in a diversified portfolio of equity securities of companies located or operating in developed countries and emerging markets of the world. The equity securities will ordinarily be traded on a recognized foreign securities exchange or traded in a foreign over-the-counter market in the country where the issuer is principally based, but may also be traded in other countries including the United States.

The Sub-Advisor, Morgan, selects companies on the basis of fundamental, thematic and quantitative analysis. The analysis is performed by:
.. the locally based regional specialists who provide local market insights, including an assessment of:
  . Business characteristics: recurring demand for product and identifiable competitive advantage;
  . Financial characteristics: cash flow generation and improving returns on capital;
  . Management factors: focus on shareholder return and long-term strategic planning; and
  . Valuation: earnings and return based.
.. the global sector specialists who provide global industry insights and build upon the local market analysis by seeking to determine which are the best stock ideas in each industry globally; and
.. the portfolio construction team which captures the analysis done by the local and global teams and constructs a portfolio.

The Sub-Advisor may sell a stock for the following reasons:
.. the global sector specialist downgrades a company (e.g. relative outperformance leads to a less attractive valuation; or .. portfolio construction issues in terms of stock, sector or country weightings.

MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller


142                                              Principal Investors Fund
                                                          1-800-547-7754
capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking growth of capital who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

As the shares of the Fund were first offered for sale on March 1, 2005, historical performance data is limited. The year-to-date return as of September 30, 2005 for the Institutional Class is 5.70%.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      0.95%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      0.95%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF MARCH1, 2005

 EXAMPLES

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5      10
 INSTITUTIONAL CLASS                                                                 $97   $303  $525  $1,166



Principal Investors Fund                                              143
www.principal.com

PARTNERS INTERNATIONAL FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund normally invests primarily in non-U.S. securities. The Sub-Advisor, FMR, normally invests the Fund's assets primarily in common stocks. FMR normally diversifies the Fund's investments across different countries and regions. In allocating the investments, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity and investment risk. In buying and selling securities for the Fund, FMR invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.


FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the Fund may not achieve its objective.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.




SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


144                                              Principal Investors Fund
                                                          1-800-547-7754

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2004            20.49

The year-to-date return as of September 30, 2005 for the Institutional Class is 10.03%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                    14.66%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '04                                    -0.28%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                20.49                 N/A                    N/A                    20.84
     (AFTER TAXES ON DISTRIBUTIONS)....         20.15                 N/A                    N/A                    20.51
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         13.45                 N/A                    N/A                    17.58
 MSCI EAFE (Europe, Australia, Far
 East) Index - ND .....................         20.25                                                               20.25
 Morningstar Foreign Large Blend
 Category Average......................         17.59                                                               17.31
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2003).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      1.10%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      1.10%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $112  $350  $606  $1,340



Principal Investors Fund                                              145
www.principal.com

PRINCIPAL LIFETIME 2010 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that are intended to generate current income (see table below), the Fund is more subject to the risks associated with an investment in fixed-income securities than to those associated with an investment in equity securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after the year 2010, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS

The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").


146                                              Principal Investors Fund
                                                          1-800-547-7754

U.S. GOVERNMENT SPONSORED SECURITIES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



STOCK MARKET VOLATILITY . The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors expecting to retire around the year 2010 or fund a cashflow need in the year 2010.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            29.4%    Partners LargeCap Growth      4.4%
      Securities                          II
      Disciplined LargeCap       10.9     Partners LargeCap Value       3.2
      Blend
      International Growth        6.9     Preferred Securities          7.2
      LargeCap Growth             4.4     Real Estate Securities       14.1
      LargeCap Value              5.8     SmallCap S&P 600 Index        4.7
      Money Market                9.0




Principal Investors Fund                                              147
www.principal.com

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.64%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


148                                              Principal Investors Fund
                                                          1-800-547-7754

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            -4.45
2003            18.79
2004            11.76

The year-to-date return as of September 30, 2005 for the Institutional Class is 4.05%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                      8.72%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -5.44%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                11.76                 N/A                    N/A                     6.67
     (AFTER TAXES ON DISTRIBUTIONS)....         10.91                 N/A                    N/A                     5.98
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................          7.92                 N/A                    N/A                     5.34
 S&P 500 Index ........................         10.87                                                                1.05
 Lehman Brothers Aggregate Bond Index .          4.34                                                                6.36
 Morningstar Conservative Allocation
 Category Average......................          5.71                                                                3.38
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004



 Management Fees ..................         0.1225%
                                            ------
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES         0.1225%
  The Fund, as a shareholder in the underlying funds, indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The fund's investment return is net of the underlying funds' operating expenses.



 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------
                                                                      1     3     5    10
 INSTITUTIONAL CLASS                                               $13   $40   $69   $157



Principal Investors Fund                                              149
www.principal.com

PRINCIPAL LIFETIME 2020 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2020, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS

The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable


150                                              Principal Investors Fund
                                                          1-800-547-7754
on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



U.S. GOVERNMENT SPONSORED SECURITIES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2020 or fund a cashflow need in the year 2020.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            25.0%    Partners LargeCap Value       8.4%
      Securities
      Disciplined LargeCap       16.8     Partners SmallCap Growth      1.5
      Blend                               II
      International Growth       10.0     Preferred Securities          6.7
      LargeCap Growth             6.3     Real Estate Securities       10.2
      LargeCap Value              4.6     SmallCap S&P 600 Index        2.6
      Partners LargeCap           6.3     SmallCap Value                1.6
      Growth II




Principal Investors Fund                                              151
www.principal.com

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.70%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


152                                              Principal Investors Fund
                                                          1-800-547-7754

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            -7.00
2003            21.58
2004            12.32

The year-to-date return as of September 30, 2005 for the Institutional Class is 5.64%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    10.34%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -7.56%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                12.32                 N/A                    N/A                     6.62
     (AFTER TAXES ON DISTRIBUTIONS)....         11.55                 N/A                    N/A                     5.98
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................          8.29                 N/A                    N/A                     5.33
 S&P 500 Index ........................         10.87                                                                1.05
 Lehman Brothers Aggregate Bond Index .          4.34                                                                6.36
 Morningstar Moderate Allocation
 Category Average......................          8.62                                                                3.28
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES



 Management Fees ..................         0.1225%
                                            ------
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES         0.1225%
  The Fund, as a shareholder in the underlying funds, indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The fund's investment return is net of the underlying funds' operating expenses.

 (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------
                                                                      1     3     5    10
 INSTITUTIONAL CLASS                                               $13   $40   $69   $157



Principal Investors Fund                                              153
www.principal.com

PRINCIPAL LIFETIME 2030 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2030, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS

The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . An underlying fund may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable


154                                              Principal Investors Fund
                                                          1-800-547-7754
on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



U.S. GOVERNMENT SPONSORED SECURITIES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2030 or fund a cashflow need in the year 2030.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage             18.9%    Partners LargeCap Value      9.6%
      Securities
      Disciplined LargeCap        19.7     Partners SmallCap Growth     2.0
      Blend                                II
      International Growth        11.6     Preferred Securities         4.8
      LargeCap Growth              7.2     Real Estate Securities       8.4
      LargeCap Value               5.3     SmallCap S&P 600 Index       3.1
      Partners LargeCap Growth     7.3     SmallCap Value               2.1
      II




Principal Investors Fund                                              155
www.principal.com

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.71%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


156                                              Principal Investors Fund
                                                          1-800-547-7754

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            -10.05
2003            23.31
2004            12.83

The year-to-date return as of September 30, 2005 for the Institutional Class is 6.18%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    11.44%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -9.97%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                12.83                 N/A                    N/A                     5.95
     (AFTER TAXES ON DISTRIBUTIONS)....         12.16                 N/A                    N/A                     5.38
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................          8.65                 N/A                    N/A                     4.80
 S&P 500 Index ........................         10.87                                                                1.05
 Lehman Brothers Aggregate Bond Index .          4.34                                                                6.36
 Morningstar Moderate Allocation
 Category Average......................          8.62                                                                3.28
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES


 Management Fees ..................         0.1225%
                                            ------
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES         0.1225%
  The Fund, as a shareholder in the underlying funds, indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The fund's investment return is net of the underlying funds' operating expenses.

 (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------
                                                                      1     3     5    10
 INSTITUTIONAL CLASS                                               $13   $40   $69   $157



Principal Investors Fund                                              157
www.principal.com

PRINCIPAL LIFETIME 2040 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2040, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS

The net asset value of the Fund's shares is affected by changes in the value of the securities it owns.
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of an underlying fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . An underlying fund may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable


158                                              Principal Investors Fund
                                                          1-800-547-7754
on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


FIXED-INCOME RISKS
.. Interest rate changes. The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.
.. Credit risk. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.

.. High yield securities. Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain
  Investment Strategies and Related Risks").
.. U.S. Government Sponsored Securities. An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2040 or fund a cashflow need in the year 2040.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds

      Bond & Mortgage            12.3%    Partners LargeCap Value      11.3%
      Securities
      Disciplined LargeCap       22.7     Partners SmallCap Growth      2.6
      Blend                               II
      International Growth       13.1     Preferred Securities          3.4
      LargeCap Growth             8.5     Real Estate Securities        5.3
      LargeCap Value              6.1     SmallCap S&P 600 Index        3.6
      Partners LargeCap           8.5     SmallCap Value                2.6
      Growth II



Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.71%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


Principal Investors Fund                                              159
www.principal.com

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            -12.61
2003            24.48
2004            13.00

The year-to-date return as of September 30, 2005 for the Institutional Class is 6.56%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    12.49%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -12.08%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                13.00                 N/A                    N/A                     5.97
     (AFTER TAXES ON DISTRIBUTIONS)....         12.43                 N/A                    N/A                     5.47
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................          8.77                 N/A                    N/A                     4.87
 S&P 500 Index ........................         10.87                                                                1.05
 Lehman Brothers Aggregate Bond Index .          4.34                                                                6.36
 Morningstar Moderate Allocation
 Category Average......................          8.62                                                                3.28
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES



 Management Fees ..................         0.1225%
                                            ------
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES         0.1225%
  The Fund, as a shareholder in the underlying funds, indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The fund's investment return is net of the underlying funds' operating expenses.

 (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------
                                                                      1     3     5    10
 INSTITUTIONAL CLASS                                               $13   $40   $69   $157





160                                              Principal Investors Fund
                                                          1-800-547-7754

PRINCIPAL LIFETIME 2050 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Principal, may add or substitute underlying funds in which the Fund invests.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2050, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS

The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of an underlying fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


Principal Investors Fund                                              161
www.principal.com

FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . The underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


FIXED-INCOME RISKS
.. Interest rate changes. The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.
.. Credit risk. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.

.. High yield securities. Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain
  Investment Strategies and Related Risks").
.. U.S. Government Sponsored Securities. An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2050 or fund a cashflow need in the year 2050.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage             6.6%    Partners LargeCap Value      12.5%
      Securities
      Disciplined LargeCap       25.2     Partners SmallCap Growth      3.1
      Blend                               II
      International Growth       15.3     Preferred Securities          1.9
      LargeCap Growth             9.5     Real Estate Securities        2.4
      LargeCap Value              6.8     SmallCap S&P 600 Index        4.2
      Partners LargeCap           9.4     SmallCap Value                3.1
      Growth II




162                                              Principal Investors Fund
                                                          1-800-547-7754

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.72%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


Principal Investors Fund                                              163
www.principal.com

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            -15.72
2003            26.44
2004            13.29

The year-to-date return as of September 30, 2005 for the Institutional Class is 6.91%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    13.63%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -14.68%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                13.29                 N/A                    N/A                     4.70
     (AFTER TAXES ON DISTRIBUTIONS)....         12.79                 N/A                    N/A                     4.28
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................          8.97                 N/A                    N/A                     3.81
 S&P 500 Index ........................         10.87                                                                1.05
 Lehman Brothers Aggregate Bond Index .          4.34                                                                6.36
 Morningstar Large Blend Category
 Average ..............................          9.96                                                                0.76
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES


 Management Fees ..................         0.1225%
                                            ------
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES         0.1225%
  The Fund, as a shareholder in the underlying funds, indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The fund's investment return is net of the underlying funds' operating expenses.

 (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------
                                                                      1     3     5    10
 INSTITUTIONAL CLASS                                               $13   $40   $69   $157



164                                              Principal Investors Fund
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PRINCIPAL LIFETIME STRATEGIC INCOME FUND
The Fund seeks current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). Most of the Fund's assets are invested in underlying funds which are intended primarily to give the Fund broad exposure to income-producing markets through their investments in fixed-income securities, "hybrid" securities - such as real estate and preferred securities, which may produce current income as well as capital gains - and dividend-generating domestic and foreign stocks. The Fund may also invest in underlying funds which invest primarily in growth equity securities.

In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that are intended to generate current income (see table below), the Fund is subject to the risk of interest rate changes and credit risks associated with fixed-income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


MAIN RISKS

The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks")



U.S. GOVERNMENT SPONSORED SECURITIES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

EQUITY SECURITY RISKS
.. Stock market volatility. The net asset value of the underlying fund shares is affected by change in the value of the securities it owns. The net asset value of the underlying fund shares is effected by changes in the value of the securities it owns. The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general


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  economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.
.. Foreign investing. The underlying funds may invest in foreign securities.
  Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries may negatively impact the portfolios of underlying funds. An underlying fund may make investments in instruments denominated in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.
.. Small and Medium Capitalizations. The underlying funds may invest in small and medium capitalization companies. Companies with small capitalizations are often companies with a limited operation history. Smaller capitalization companies securities may be more volatile in price than larger company securities, especially over the short-term.
.. Hedging strategies. Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks.
.. Initial Public Offerings ("IPOs"). An underlying fund's purchase of shares issued in IPOs exposes an underlying fund to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors in retirement.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            34.3%    Partners LargeCap Growth      2.2%
      Securities                          II
      Disciplined LargeCap        5.5     Partners LargeCap Value       2.9
      Blend
      International Growth        3.7     Preferred Securities          7.3
      LargeCap Growth             2.3     Real Estate Securities       18.2
      LargeCap Value              1.6     SmallCap S&P 600 Index        2.1
      Money Market               19.9



Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.63%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


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The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            -1.69
2003            15.29
2004            11.06

The year-to-date return as of September 30, 2005 for the Institutional Class is 2.88%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                      7.04%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -3.33%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                11.06                 N/A                    N/A                     6.67
     (AFTER TAXES ON DISTRIBUTIONS)....         10.09                 N/A                    N/A                     5.93
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................          7.41                 N/A                    N/A                     5.31
 S&P 500 Index ........................         10.87                                                                1.05
 Lehman Brothers Aggregate Bond Index .          4.34                                                                6.36
 Morningstar Conservative Allocation
 Category Average......................          5.71                                                                3.38
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                          INSTITUTIONAL
                                              CLASS
 Management Fees .................           0.1225%
                                             ------
       TOTAL ANNUAL FUND OPERATING
                          EXPENSES           0.1225%
  The Fund, as a shareholder in the underlying funds, indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The fund's investment return is net of the underlying funds' operating expenses.

 (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods swohn. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------
                                                                      1     3     5    10
 INSTITUTIONAL CLASS                                               $13   $40   $69   $157



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THE COSTS OF INVESTING


FEES AND EXPENSES OF THE FUNDS
The shares of the Funds are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions. The Institutional Class of the Funds does not pay any fees other than those described below and does not pay any other expenses.

ONGOING FEES
Ongoing Fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each Principal LifeTime Fund, as a shareholder in the underlying funds, bears its pro rata share of the management fees incurred by each underlying fund. The investment return of each Principal LifeTime Fund is net of the underlying funds' management fee.


Each Fund pays ongoing fees to the Manager and others who provide services to the Fund. These fees include:
.. Management Fee - Through the Management Agreement with the Fund, the Manager has agreed to provide investment advisory services and corporate administrative services to the Funds.
.. Portfolio Accounting Services - The Manager has entered into an agreement with the Fund under which the Manager supplies portfolio accounting services. Currently there is no charge for these services.


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CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS


The information in this section does not directly apply to the Principal LifeTime Funds. It does apply to the underlying funds in which the LifeTime Funds invest. The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.


SECURITIES AND INVESTMENT PRACTICES

MARKET VOLATILITY . Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.



INTEREST RATE CHANGES . Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.



CREDIT RISK . Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.


REPURCHASE AGREEMENTS AND LOANED SECURITIES

Although not a principal investment strategy, each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Each of the Funds may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions.


REVERSE REPURCHASE AGREEMENTS

A Fund may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain


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cash and appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the Sub-Advisor deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund, although the Fund's intent to segregate assets in the amount of the repurchase agreement minimizes this effect.

CURRENCY CONTRACTS

The Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging purposes and not as a principal investment strategy. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.


FORWARD COMMITMENTS

Although not a principal investment strategy, each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of these Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

WARRANTS

Each of the Funds may invest in warrants though none of the Funds use such investments as a principal investment strategy. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

HIGH YIELD SECURITIES

The Bond & Mortgage Securities and High Yield Funds may invest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the Manager or the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative. The Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040 and Principal LifeTime 2050 and Principal LifeTime Strategic Income Funds may invest in underlying funds that may invest in such securities.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.


Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.


High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.


The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield



170                                              Principal Investors Fund
                                                          1-800-547-7754
bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.


The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Manager or Sub-Advisor thinks it is in the best interest of shareholders.


INITIAL PUBLIC OFFERINGS ("IPOS")

Certain of the Funds may invest in IPOs. An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.


DERIVATIVES

To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.


There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may enter into put or call options, future contracts, options on futures contracts and over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps) for both hedging and non-hedging purposes.


Generally, no Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund. The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
.. the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Manager or Sub-Advisor anticipated;
.. the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;


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.. the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and .. the counterparty may fail to perform its obligations.

CONVERTIBLE SECURITIES

Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.


The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.


FOREIGN INVESTING

As a principal investment strategy, the Diversified International, International Emerging Markets, International Growth, Partners Global Equity and Partners International Funds may invest Fund assets in securities of foreign companies. The other Funds (except Government & High Quality Bond Fund) may invest in securities of foreign companies but not as a principal investment strategy. For the purpose of this restriction, foreign companies are:
.. companies with their principal place of business or principal office outside the U.S.; and
.. companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.


Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.


With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.


Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a


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Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.


A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.


Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
.. increased social, political and economic instability;
.. a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
.. lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
.. foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
.. relatively new capital market structure or market-oriented economy;
.. the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;

.. restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
.. possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.


Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.


Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.


SMALL AND MEDIUM CAPITALIZATION COMPANIES

The Funds (except the Government & High Quality Bond Fund) may invest in securities of companies with small- or mid-sized market capitalizations. The Bond & Mortgage Securities, Disciplined LargeCap Blend, High Quality Intermediate-Term Bond, High Yield, Inflation Protection, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, Partners LargeCap Blend, Money Market, Partners LargeCap Blend I, Partners LargeCap Growth, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners LargeCap Value I, Partners LargeCap Value II, Preferred Securities, Real Estate Securities, Short-Term Bond and Ultra Short Bond Funds may hold securities of small and medium capitalization companies but not as a principal investment strategy. The international funds invest in the securities of foreign corporations without regard to the market capitalizations of those companies. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in


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management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.


TEMPORARY DEFENSIVE MEASURES

From time to time, as part of its investment strategy, each Fund (other than the Money Market Fund which may invest in high-quality money market securities at any time) may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent that the Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.


LIFETIME FUNDS
The performance and risks of each LifeTime Fund directly corresponds to the performance and risks of the underlying funds in which the Fund invests. By investing in many underlying funds, the LifeTime Funds have partial exposure to the risks of many different areas of the market. The more a LifeTime Fund allocates to stock funds, the greater the expected risk.

For Funds that are farthest from their stated retirement dates, allocations to stocks are relatively high so that investors may benefit from their long-term growth potential, while allocations to fixed-income securities are relatively low. This approach is designed to help investors accumulate the assets needed during their retirement years. Principal intends to gradually shift each LifeTime Fund's (except the Lifetime Strategic Income Fund) allocation among the underlying funds so that within five to ten years after the stated retirement date, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund.


If you are considering investing in a LifeTime Fund, you should take into account your estimated retirement date and risk tolerance. In general, each LifeTime Fund is managed with the assumption that the investor will invest in a LifeTime Fund whose stated date is closest to the date the shareholder retires. Choosing a Fund targeting an earlier date represents a more conservative choice; targeting a Fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the Fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal. Investors should realize that the LifeTime Funds are not a complete solution to their retirement needs. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.


Each LifeTime Fund indirectly bears its pro-rata share of the expenses of the Institutional Class shares of the underlying funds in which it invests, as well as directly incurring expenses. Therefore, investment in a LifeTime Fund is more costly than investing directly in shares of the underlying funds.


PORTFOLIO TURNOVER

"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) and may have an adverse impact on the Fund's performance. No turnover rate can be calculated for the Money Market


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Fund because of the short maturities of the securities in which it invests. Turnover rates for each of the other Funds may be found in the Fund's Financial Highlights table.


Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the "total return" line in the Financial Highlights section already includes portfolio turnover costs.


MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE


THE MANAGER
Principal Management Corporation serves as the Manager for the Fund. Through the Management Agreement with the Fund, the Manager has agreed to handle the investment advisory services and provide certain corporate administrative services for the Fund. The Fund and the Manager have entered into a Portfolio Accounting Services Agreement under which the Manager provides portfolio accounting services.

The Manager is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-2080.


THE SUB-ADVISORS

The Manager has signed contracts with various Sub-Advisors. Under the Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory service for a specific Fund. For these services, the Sub-Advisor is paid a fee by the Manager. Information regarding Sub-Advisors and individual portfolio managers is set forth below. The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in each of the Funds.

SUB-ADVISOR: Alliance Capital Management L.P. ("Alliance") managed $538.0 billion in assets as of December 31, 2004. Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
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           Partners SmallCap Growth I   Bruce K. Aronow
                                        Mark A. Attalienti
                                        Michael W. Doherty
                                        N. Kumar Kirpalani
                                        Samantha S. Lau




BRUCE K. ARONOW, CFA . Senior Vice President, Portfolio Manager/Research Analyst. Mr. Aronow is team leader of the Small Cap Growth equity portfolio management team. Prior to joining Alliance in 1999, Mr. Aronow was responsible for research and portfolio management of the small cap consumer sectors since early 1997 at INVESCO (NY) (formerly Chancellor Capital Management). He joined Chancellor in 1994. Previously, Mr. Aronow was a Senior Associate with Kidder, Peabody & Company. Mr. Aronow holds a BA from Colgate University. Mr. Aronow is a member of both the New York Society of Security Analysts and the Association of Investment Management & Research. He is a Chartered Financial Analyst.


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MARK A. ATTALIENTI . Vice President, Portfolio Manager/Research Analyst. Prior to joining Alliance in 1999, Mr. Attalienti was responsible for covering the health care industry spanning all market caps and subsectors, at Chase Asset Management for the past five years. Previously, he worked as an Assistant Treasurer for Chase Vista Management Group where he focused on product development. He began his career at Chase Manhattan Bank in 1989. Mr. Attalienti has a BA in International Studies from Muhlenberg College.



MICHAEL W. DOHERTY . Assistant Vice President, Quantitative Analyst. Mr. Doherty is responsible for maintaining and updating the quantitative models used by the small cap group. He also provides research assistance across all industries and portfolio administration. Prior to joining Alliance in 1999, Mr. Doherty worked as a small cap research assistant and portfolio administrator for INVESCO (NY) (formerly Chancellor Capital Management). Mr. Doherty began his career at Citicorp Investment Management in 1983 as a research assistant. He is currently attending Mount Saint Mary's College working toward a BA in Business Administration.



N. KUMAR KIRPALANI, CFA . Vice President, Portfolio Manager/Research Analyst. Prior to joining Alliance in 1999, Mr. Kirpalani was responsible for research and portfolio management of small cap industrial, financial and energy sectors for INVESCO (NY) (formerly Chancellor Capital Management). Mr. Kirpalani joined Chancellor in 1993. Previously, Mr. Kirpalani served as Vice President of Investment Research at Scudder, Stevens & Clark. Mr. Kirpalani received a BTech from the Indian Institute of Technology and an MBA from the University of Chicago. Mr. Kirpalani is a member of both the New York Society of Security Analysts and the Association for Investment Management and Research. He is a Chartered Financial Analyst and has 22 years of investment experience.



SAMANTHA S. LAU, CFA . Vice President, Portfolio Manager/Research Analyst. Prior to joining Alliance in 1999, Ms. Lau was responsible for covering small cap technology companies for INVESCO (NY) (formerly Chancellor Capital Management). She joined Chancellor LGT in 1997. Previously Ms. Lau worked for three years in the investment research department of Goldman Sachs. Ms. Lau has a BS, magna cum laude, in Finance and Accounting from the Wharton School of the University of Pennsylvania. She is a Chartered Financial Analyst.


SUB-ADVISOR: AllianceBernstein Investment Research and Management ("Bernstein"), a wholly-owned subsidiary of Alliance Capital Management, L.P. ("Alliance"). As of December 31, 2004, Alliance managed $538.0 billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Value      Marilyn G. Fedak
                                        John D. Phillips, Jr.




MARILYN G. FEDAK, CFA . Ms. Fedak was named executive vice president and chief investment officer for U.S. Value Equities of Alliance in 2000. She became chief investment office for U.S. Value Equities and chairman of the Bernstein U.S. Equity Investment Policy Group at Sanford C. Bernstein & Co., Inc. in 1993. She had previously served as a senior portfolio manager since joining the firm in 1984. From 1972 to 1983, she was a portfolio manager and research analyst at Morgan Guaranty Trust Company. She earned a BA from Smith College in 1968 and an MBA from Harvard University in 1972. She has earned the right to use the Chartered Financial Analyst designation.



JOHN D. PHILLIPS, JR., CFA . Mr. Phillips, Senior Portfolio Manager - U.S. Value Equities, is a member of the Investment Policy Group, and member of the Research Review Committee. He joined the firm in 1994. From 1992 to 1993, he was


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chairman of the Investment Committee and chief equity officer at Investment Advisers, Inc. in Minneapolis. From 1972 to 1992, he was at State Street Research and Management Co. in Boston, where he progressed from investment research analyst to vice chairman of the Equity Investment Committee. He earned a BA from Hamilton College and an MBA from Harvard University. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: American Century Investment Management, Inc. ("American Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, MO 64111. As of December 31, 2004, American Century managed $97.9 billion in assets.


The day-to-day portfolio management for the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Growth II  Prescott LeGard
                                        Gregory Woodhams
           Partners LargeCap Value II   Brendan Healy
                                        Mark Mallon
                                        Charles A. Ritter




BRENDAN HEALY, CFA . Mr. Healy, Portfolio Manager, has been a member of the team that manages Large Company Value since he joined American Century in April 2000 and has been a Portfolio Manager since February 2004. Before joining American Century, he spent six years with USAA Investment Management Company as an Equity Analyst. He has a Bachelor's degree in Mechanical Engineering from the University of Arizona and an MBA from the University of Texas-Austin. He has earned the right to use the Chartered Financial Analyst designation.



E.A. PRESCOTT LEGARD, CFA . Mr. LeGard is a Vice President and Portfolio Manager for American Century. Mr. LeGard joined the company in 1999. Before joining the company, he was an Equity Analyst for USAA Investment Management where he analyzed technology companies. He has worked in the investment industry since 1993. Mr. LeGard holds a BA degree in Economics from DePauw University. He has earned the right to use the Chartered Financial Analyst designation.



MARK MALLON, CFA . Mr. Mallon, Chief Investment Officer and Executive Vice President, has been a member of the team that manages Large Company Value since its inception in July 1999. He joined American Century in April 1997. Before joining American Century, he spent 19 years at Federated Investors, most recently serving as President and Portfolio Manager of Federated Investment Counseling. Mr. Mallon has a Bachelor of Arts from Westminster College and an MBA from Cornell University. He has earned the right to use the Chartered Financial Analyst designation.



CHARLES A. RITTER, CFA . Mr. Ritter, Vice President and Senior Portfolio Manager, has been a member of the team that manages Large Company Value since its inception in July 1999. He joined American Century in December 1998. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as a Vice President and Portfolio Manager for the company. He has a Bachelor's degree in Mathematics and a Master's degree in Economics from Carnegie Mellon University as well as an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.


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GREGORY J. WOODHAMS, CFA . Mr. Woodhams is a Vice President and Senior Portfolio Manager for American Century. Mr. Woodhams has worked in the financial industry since 1992 and joined American Century in 1997. Previously, he was Vice President and Director of Equity Research at Texas Commerce Bank. Mr. Woodhams holds a Bachelor's degree in Economics from Rice University and a Master's degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Ark Asset Management Co., Inc. ("Ark Asset") is an independent,
         100% employee owned investment management firm. Ark Asset's offices are located at 125 Broad Street, New York, NY 10004. As of December 31, 2004, Ark Asset managed $15.5 billion in assets.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Value      Coleman M. Brandt
                                        William G. Charcalis




COLEMAN M. BRANDT . Vice Chairman, Ark Asset. Mr. Brandt joined Ark Asset in 1989. Prior to joining Ark Asset, he served as President of Lehman Management Co., Inc. He received his MBA from the Harvard Graduate School of Business Administration and his BS from the Philadelphia University.



WILLIAM G. CHARCALIS . Managing Director, Ark Asset. Mr. Charcalis joined Ark Asset in 1994 as Senior Manager and has served in his current position since 1997. Prior to joining Ark Asset, he was Senior Manager at IBM Retirement Funds. He received his BS from the University of Southern California.


SUB-ADVISOR: Barrow, Hanley, Mewhinney & Strauss ("BHMS") is an investment advisory firm that was founded in 1979. It is registered as an investment adviser under the Investment Advisers Act of 1940. BHMS manages investments for institutional investors. It is a wholly-owned subsidiary of Old Mutual Asset Management (US), which is a wholly-owned subsidiary of Old Mutual plc. BHMS's address is One McKinney Plaza, 3232 McKinney Avenue, 15th Floor, Dallas, Texas 75204. At December 31, 2004, BHMS had approximately $42 billion in assets under management.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           MidCap Value                 Mark Giambrone




The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.



MARK GIAMBRONE, CPA . Mr. Giambrone joined BHMS in December 1998 and became a principal in 2000. Prior to joining BHMS, Mr. Giambrone served as a portfolio consultant at HOLT Value Associates. During his 13-year career, he has also served as a senior auditor/tax specialist for KPMG Peat Marwick and Ernst & Young Kenneth Leventhal. Mr. Giambrone is a member of the American Institute of Certified Public Accountants. He graduated summa cum laude from Indiana University with a BS in Accounting, and earned an MBA from the University of Chicago.


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SUB-ADVISOR: Columbus Circle Investors ("CCI") is an affiliate of Principal
         Global Investors LLC and a member of the Principal Financial Group. CCI was founded in 1975. Its address is Metro Center, One Station Place, Stamford, CT 06902. As of December 31, 2004, CCI had approximately $3.9 billion in assets under management.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           LargeCap Growth              Anthony Rizza
           MidCap Growth                Clifford G. Fox




CLIFFORD G. FOX, CFA . Mr. Fox, portfolio manager, joined CCI in 1992. He had previously served as Vice President of Equity Investments at General Reinsurance Corporation. He received an MBA from the Stern School of Business, New York University and a BS from the Wharton School, University of Pennsylvania. Mr. Fox has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.



ANTHONY RIZZA, CFA . Mr. Rizza, portfolio manager, joined CCI in 1991. He had previously worked with Connecticut National Bank as a Research Officer. He received a BS in Business from the University of Connecticut. Mr. Rizza has earned the right to use the Chartered Financial Analyst designation and is a member of the Hartford Society of Security Analysts.

SUB-ADVISOR: Dimensional Fund Advisors Inc. ("Dimensional"), located at 1299
         Ocean Avenue, Santa Monica CA 90401, is a registered investment advisor. As of December 31, 2004, Dimensional managed approximately $65 billion in assets.

Investment strategy decisions for the portion of the Partners SmallCap Value Fund II sub-advised by Dimensional are made by the Investment Committee of Dimensional, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is primarily composed of officers and directors of Dimensional who are elected annually. Dimensional provides the Fund with a trading department and selects brokers and dealers to effect securities transactions.


SUB-ADVISOR: Emerald Advisers, Inc. ("Emerald") is a subsidiary of Emerald Asset
         Management which is owned by eleven inside shareholders and one outside minority shareholder. Emerald provides professional investment advisory services to institutional investors, high net worth individuals and the general public. As of December 31, 2004, Emerald managed approximately $2.0 billion in assets. Emerald's offices are located at 1703 Oregon Pike Road, Suite 101, Lancaster, Pennsylvania 17601.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.


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                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Growth II  Kenneth G. Mertz II
                                        Stacey L. Sears




KENNETH G. MERTZ II, CFA. . Mr. Mertz joined Emerald in 1992 and serves as President of Emerald Advisers, Inc.; Trustee, Vice President and Chief Investment Officer of the Emerald Mutual Funds; and a Partner of the Emerald Organization (1992 - Present). Formerly he served as Chief Investment Officer, Pennsylvania State Employees' Retirement System (1985-1992). Mr. Mertz graduated from Millersville University with a BA in Economics.


Mr. Mertz supervises the entire portfolio management and trading process. As Chief Investment Officer, he has full discretion over all portfolios. Mr. Mertz and Ms. Sears work as a team developing strategy.



STACEY L. SEARS . Ms. Sears joined Emerald in 1991 and serves as Senior Vice President and Portfolio Manager of Emerald and a Partner in the Emerald Organization. She is co-manager of the Emerald Growth Fund and a member of the Portfolio Management team. Additionally, Ms. Sears maintains research coverage of retail, apparel, consumer goods and consumer technology companies. Ms. Sears received a BS in Business Administration from Millersville University and an MBA from Villanova University.


Ms. Sears monitors all portfolios in wrap programs and works with Mr. Mertz in supervising the trading group staff. Mr. Mertz and Ms. Sears work as a team developing strategy.


SUB-ADVISOR: Fidelity Management & Research Company ("FMR") is the sub-advisor.
         Day-to-day management decisions concerning the Fund are made by FMR Co., Inc. ("FMRC") which serves as sub-sub-advisor. FMRC is a wholly-owned subsidiary of FMR. As of December 31, 2004, FMR managed approximately $10.1 billion in discretionary assets. As of December 31, 2004, FMRC managed approximately $1.1 trillion in discretionary assets. FMR's address is 82 Devonshire Street, Boston, MA 02109.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners International       Cesar Hernandez
           Partners MidCap Growth II    Bahaa W. Fam




BAHAA W. FAM . Since joining Fidelity Investments in 1994, Mr. Fam has worked as a senior quantitative analyst and manager.



CESAR E. HERNANDEZ, CFA . Mr. Hernandez is vice president of FMR and FMRC. He has worked as a portfolio manager since joining FMR in 1989. He has been portfolio manager of the Fund since its inception in December 2003. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Goldman Sachs Asset Management, L.P. ("GSAM") is part of the
         Investment Management Division ("IMD") of Goldman, Sachs & Co. GSAM's principal office is located at 32 Old Slip, New York, NY 10005. Goldman Sachs Asset Management reported $422.8 billion in total assets under management


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         and/or distribution as of December 31, 2004 (including seed capital and excluding assets under supervision).


The day-to-day portfolio management for the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend I    Melissa R. Brown
                                        Gary Chropuvka
                                        Robert C. Jones
           Partners MidCap Value I      Dolores Bamford
                                        David L. Berdon
                                        Andrew Braun
                                        Scott Carroll
                                        Sally Pope Davis
                                        Stacey Ann DeMatteis
                                        Sean Gallagher
                                        James Otness
                                        Lisa Parisi
                                        Eileen Rominger




DOLORES BAMFORD . Ms. Bamford is a Vice President and Portfolio Manager at GSAM. She joined GSAM as a portfolio manager for the Value team in April 2002. Prior to that, Ms. Bamford was a portfolio manager at Putnam Investments for various products since 1991.



DAVID L. BERDON . Mr. Berdon is a Vice President and Portfolio Manager at GSAM. Mr. Berdon joined GSAM as a research analyst in March 2001 and became a portfolio manager in October 2002. From September 1999 to March 2001, he was a Vice President for Business Development and Strategic Alliances at Soliloquy Inc. From September 1997 to September 1999, he was a principal consultant at Diamond Technology Partners.



ANDREW BRAUN . Mr. Braun is a Vice President and Portfolio Manager at GSAM. Mr. Braun joined GSAM as a mutual fund product development analyst in July 1993. From January 1997 to April 2001, he was a research analyst on the Value team. He became a portfolio manager in May 2001.



MELISSA R. BROWN, CFA . Ms. Brown is a senior portfolio manager responsible for the US Portfolios for the Global Quantitative Equity ("GQE") group. A member of the GQE Investment Policy Committee, she is involved with all aspects of the portfolio management process. Ms. Brown joined GSAM as a portfolio manager in 1998. From 1984 to 1998, she was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities. She earned an MBA from New York University. She has earned the right to use the Chartered Financial Analyst designation.



SCOTT CARROLL . Mr. Carroll is a Vice President and Portfolio Manager at GSAM. Mr. Carroll joined GSAM as a portfolio manager for the Value team in May 2002. From 1996 to 2002, he worked at Van Kampen Funds where he had portfolio management and analyst responsibilities for Growth and Income and Equity Income funds.



GARY CHROPUVKA, CFA . Mr. Chropuvka is a member of the Portfolio Management Team that is responsible for the management and trading of the portfolios. He is also a member of the Taxable Product Management Team within the


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GQE group, which is responsible for developing tax aware investment products. Mr. Chropuvka joined GSAM in March 1998 working on Private Equity Partnerships. He received his Masters in Financial Engineering from Columbia University in 2000. Prior to this, Mr. Chropuvka spent four years with Morgan Stanley's Correspondent Clearing Group. He received a B.A. in Mathematics from Rutgers University in 1993. He has earned the right to use the Chartered Financial Analyst designation.



SALLY POPE DAVIS . Ms. Davis is a Vice President and Portfolio Manager at GSAM. Ms. Davis joined GSAM as a portfolio manager in August 2001. From December 1999 to July 2001, she was a relationship manager in Private Wealth Management at Goldman Sachs. From August 1989 to November 1999, she was a bank analyst in the Goldman Sachs Investment Research Department.



STACEY ANN DEMATTEIS . Ms. DeMatteis is a Vice President and Client Portfolio Manager at GSAM. Ms. DeMatteis joined GSAM as a product-marketing analyst in September 1993. From December 1997 to April 2000, she was a relationship manager in Broker-Dealer sales. In May 2000, she became a client portfolio manager on the Value team.



SEAN GALLAGHER . Mr. Gallagher is a Vice President and Portfolio Manager at GSAM. Mr. Gallagher joined GSAM as a research analyst in May 2000. He became a portfolio manager in December 2001. From October 1993 to May 2000, he was a research analyst at Merrill Lynch Asset Management.



ROBERT C. JONES, CFA . Mr. Jones is the Chief Investment Officer and a senior portfolio manager for the GQE group. He brings 20 years of investment experience to his work in managing the GQE group. Mr. Jones joined GSAM as a portfolio manager in 1989. He earned an MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analyst designation.



JAMES OTNESS . Mr. Otness is a Managing Director and Portfolio Manager at GSAM. Mr. Otness joined GSAM as a portfolio manager in May 2000. From 1998 to 2000, he headed Dolphin Asset Management. From 1970 to 1998, he worked at J.P. Morgan, most recently as a managing director and portfolio manager responsible for small-cap institutional equity investments.



LISA PARISI . Ms. Parisi is a Vice President and Portfolio Manager at GSAM. Ms. Parisi joined GSAM as a portfolio manager in August 2001. From December 2000 to August 2001, she was a portfolio manager at John A. Levin & Co. From March 1995 to December 2000, she was a portfolio manager and managing director at Valenzuela Capital.



EILEEN ROMINGER . Ms. Rominger is a Managing Director, Chief Investment Officer and Portfolio Manger at GSAM. Ms. Rominger joined GSAM as a portfolio manager and Chief Investment Officer of the Value team in August 1999. From 1981 to 1999, she worked at Oppenheimer Capital, most recently as a senior portfolio manager.


SUB-ADVISOR: Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") is a privately held global investment management firm servicing clients in the corporate, public, endowment and foundation marketplace located at 40 Rowes Wharf, Boston, MA 02110. As of December 31, 2004, GMO managed $81.5 billion in client assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Growth     Chuck Joyce
                                        Donna Murphy
                                        Robert Soucy




CHUCK JOYCE . Mr. Joyce is involved in equity analysis and portfolio management for the U.S. quantitative equity portfolios. Prior to joining GMO, he worked for IBM and the U.S. Semiconductor Consortium, Sematech. Mr. Joyce earned a BS from Cornell University and an MBA in Finance from the MIT Sloan School of Management.


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DONNA MURPHY . Ms. Murphy is on GMO's U.S. equity quantitative investment team with a special focus on product management. Prior to joining GMO, she was a partner and co-head of product management for INVESCO within its structured products group. Previously, Ms. Murphy held senior positions with Nicholas Applegate, UBS and the DAIS Group/Templeton. She earned a BA in Chemistry and Biology from Elon College and an MBA from the University of North Carolina.


Day-to-day management of the Fund is the responsibility of the Quantitative Division comprised of several investment professionals associated with the Manager, and no one person is primarily responsible for day-to-day management of the fund. The Division's team members work collaboratively to manage the fund's portfolio.



DONNA MURPHY . Ms. Murphy is on GMO's U.S. equity quantitative investment team with a special focus on product management. Prior to joining GMO, she was a partner and co-head of product management for INVESCO within its structured products group. Previously, Ms. Murphy held senior positions with Nicholas Applegate, UBS and the DAIS Group/Templeton. She earned a BA in Chemistry and Biology from Elon College and an MBA from the University of North Carolina.



CHUCK JOYCE . Mr. Joyce is involved in equity analysis and portfolio management for the U.S. quantitative equity portfolios. Prior to joining GMO, he worked for IBM and the U.S. Semiconductor Consortium, Sematech. Mr. Joyce earned a BS from Cornell University and an MBA in Finance from the MIT Sloan School of Management.



ROBERT SOUCY . Mr. Soucy is the senior member of the team who allocates the portfolio among the various team members, oversees the implementation of trades on behalf of the team, reviews the overall composition of the portfolio, and monitors cash flows.


Mr. Soucy has served as the senior member of the Fund's portfolio management team since 2004. At GMO, Mr. Soucy is responsible for the portfolio management of all U.S. quantitative equities portfolios. He has served as director of U.S. equity management since 2001. Prior to joining GMO in 1987, he served as a research engineer with Scientific Systems, Inc.


The SAI contains other information about how GMO determines the compensation of the team's senior member, other accounts managed by the team's senior member, and ownership of mutual fund shares by the team's senior member.


SUB-ADVISOR: J.P. Morgan Investment Management Inc. ("Morgan"), 522 Fifth
         Avenue, New York, NY 10036 is a wholly-owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc. which is a wholly-owned subsidiary of JPMorgan Chase & Co. ("JPMorgan") a bank holding company. Morgan offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment advisor to individual and institutional clients. As of December 31, 2004, Morgan had total combined assets under management of approximately $791 billion.

The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners Global Equity       Matthew Beesley
                                        Nigel Emmett
                                        Howard Williams
           Partners SmallCap Value I    Christopher T. Blum
                                        Dennis S. Ruhl




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MATTHEW BEESLEY, CFA . Mr. Beesley is a portfolio manager in the Global Portfolios Group, based in London. An employee since 2002, he was previously a portfolio manager at Merrill Lynch Investment Managers, responsible for global equity mandates. Prior to this, Mr. Beesley was a global and emerging markets equity analyst. He holds a BA (Hons) in Politics and Modern History from the University of Manchester and is a CFA Charterholder.



CHRISTOPHER T. BLUM, CFA . Managing Director of Morgan. Mr. Blum is a portfolio manager in the U.S. Small Cap Equity Group. He rejoined the firm in 2001. Previously, he spent two years as a research analyst responsible for the valuation and acquisition of private equity assets at Pomona Capital. Prior to that, Mr. Blum spent over three years with Morgan where he focused on structured small-cap core and small-cap value accounts. He earned his BBA in Finance at the Bernard M. Baruch School for Business and is a holder of the CFA designation.



NIGEL EMMETT, CFA . Managing director of Morgan. Mr. Emmett is a senior client portfolio manager for the International Equity Group and heads the group's efforts in North America. An employee since 1997, he was previously with Brown Brothers Harriman in New York, and with Gartmore Investment Management and Equitable Life Assurance in London. Mr. Emmett obtained a BA in Economics from Manchester University and is a CFA Charterholder.



DENNIS S. RUHL, CFA . Mr. Ruhl, Vice President of Morgan, joined the company in 1999. He is a portfolio manager in the U.S. Small Cap Equity Group. His current responsibilities include managing structured small cap core and value accounts. Previously, he worked on quantitative equity research (focusing on trading) as well as business development. Mr. Ruhl earned Bachelor's degrees in Mathematics and Computer Science and a Master's degree in Computer Science, all from MIT. He has earned the right to use the Chartered Financial Analyst designation.



HOWARD WILLIAMS . Mr. Williams is a managing director and head of the Global Portfolios Group, based in London, responsible for multi-market investment in JPMorgan Fleming. An employee since 1994, Mr. Williams was previously employed at Shell Pensions in London as senior portfolio manager and head of UK equities. Prior to this, he managed global invested offshore pension funds. Mr. Williams also was with Kleinwort Benson Investment Management and with James Capel & Co. He holds an MA in Geography from Cambridge University.


SUB-ADVISOR: Los Angeles Capital Management and Equity Research, Inc. ("LA
         Capital") is an independent, employee-owned firm. It is located at 11150 Santa Monica Boulevard, Los Angeles, California 90025. As of December 31, 2004, LA Capital had assets under management of approximately $3.2 billion.

The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


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                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Value I      David R. Borger
                                        Christine M. Kugler
                                        Stuart K. Matsuda
                                        Hal W. Reynolds
                                        Thomas D. Stevens
           Partners SmallCap Value      David R. Borger
                                        Christine M. Kugler
                                        Stuart K. Matsuda
                                        Hal W. Reynolds
                                        Thomas D. Stevens





DAVID R. BORGER, CFA . Director of Research and Principal, L.A. Capital. Mr. Borger co-founded L.A. Capital in 2002 and is responsible for the development and management of the Dynamic Alpha Model (the firm's proprietary stock selection model). Prior to co-founding L.A. Capital, he was Managing Director and Principal at Wilshire Assoicates. He received his BS from the Wittenberg University and his MA and MBA from the University of Michigan.



CHRISTINE M. KUGLER . Director of Implementation and Principal, L.A. Capital. Ms. Kugler was with L.A. Capital at its founding and became a Principal in January of 2004. Prior to joining L.A. Capital she worked at Wilshire Associates. She received her BA from the University of California, Santa Barbara.



STUART K. MATSUDA . Director of Trading and Principal, L.A. Capital. Mr. Matsuda co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Vice President and principal at Wilshire Associates where he also served as Wilshire Asset Management's Director of Trading. He received his BBA from the University of Hawaii and MBA from California State University Northridge.



HAL W. REYNOLDS, CFA . Chief Investment Officer and Principal, L.A. Capital. Mr. Reynolds co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Managing Directors and Principal at Wilshire Associates. He joined the consulting division of Wilshire Associates in 1989 where he served as a senior consultant and also designed the Wilshire Compass (the firm's asset allocation and manager optimization technology system). In 1989, he joined Wilshire Asset Management as Chief Investment Officer. Mr. Reynolds received his BA from the University of Virginia and his MBA from the University of Pittsburgh.



THOMAS D. STEVENS, CFA . Chairman and Principal, L.A. Capital. Mr. Stevens co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Senior Managing Director and Principal at Wilshire Associates. He joined Wilshire in 1980 and for six years directed its Equity Division, overseeing the delivery of the Equity and Index Fund Management Services, In 1986, he assumed responsibility for Wilshire Asset Management and for the next 16 years headed that division. Mr. Stevens received his BBA and MBA from the University of Wisconsin.


SUB-ADVISOR: Mazama Capital Management, Inc. ("Mazama") is an independent employee-owned money management firm specializing in small and mid cap growth investing for institutional clients. The firm is headquartered at One Southwest Columbia Street, Suite 1500, Portland Oregon 97258 with assets under management totaling over $5.6 billion as of December 31, 2004.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


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                                         DAY-TO-DAY
           FUND                          FUND MANAGEMENT
           ----                          ---------------
           Partners SmallCap Growth III  Stephen C. Brink
                                         Ronald A. Sauer




STEPHEN C. BRINK, CFA . Mr. Brink is a co-founder of Mazama and serves as Director of Research. His primary responsibility is as portfolio manager on both the Small Cap Growth and Small-Mid Cap Growth products, backing up lead portfolio manager Ron Sauer. Mr. Brink has spent over 26 years in the investment industry. He received his BS Business Administration from Oregon State University in 1977 and his Chartered Financial Analyst designation in 1982.



RONALD A. SAUER . Mr. Sauer is the founder of Mazama and serves as its Senior Portfolio Manager and Chief Investment Officer. He has been active in small and mid cap investing since 1980. As lead portfolio manager for Mazama, Mr. Sauer developed a highly disciplined and successful investment process. He developed the firm's Price Performance Model, a critical component and the underlying discipline of Mazama's investment approach. Mr. Sauer received his BA Finance from the University of Oregon in 1980.


SUB-ADVISOR: Mellon Equity Associates, LLP ("Mellon Equity"), 500 Grant Street,
         Suite 4200, Pittsburgh, PA 15258. Mellon Equity is a wholly owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon has more than $4.0 trillion in assets under management, administration or custody, including $707 billion under management. As of December 31, 2004, Mellon Equity managed approximately $20.1 billion in assets.


The day-to-day portfolio management for the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Growth I     Adam T. Logan
                                        John O'Toole
           Partners SmallCap Blend      Ronald P. Gala
                                        Peter D. Goslin
           Partners SmallCap Value I    Ronald P. Gala
                                        Mark W. Sikorski




RONALD P. GALA, CFA . Mr. Gala is a portfolio manager of Dreyfus and a Senior Vice President and a principal of Mellon Equity. Mr. Gala has 20 years experience managing equity portfolios, and he is a past president of the Pittsburgh Society of Financial Analysts. Mr. Gala earned his MBA in Finance from the University of Pittsburgh and his BS in Business Administration from Duquesne University. He is a Chartered Financial Analyst.



PETER D. GOSLIN, CFA . Mr. Goslin is a Vice President and Portfolio Manager with Mellon Equity. Before joining Mellon Equity in 1999, Mr. Goslin spent over four years with Merrill Lynch. During his tenure with Merrill, he worked as a NASDAQ market maker and an equity index options proprietary trader. Prior to that, he ran Merrill's S&P options desk at the Chicago Mercantile Exchange. Mr. Goslin earned his MBA in Finance at the University of Notre Dame Graduate


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School of Business following a BS in Finance from St. Vincent College. He has earned the right to use the Chartered Financial Analyst designation.



ADAM T. LOGAN, CFA . Joining the company in 1998, Mr. Logan is a portfolio manager and Vice President of Mellon Equity. Previously, he performed duties as a financial analyst in Mellon Financial Corporation's corporate finance department. He is currently responsible for the management of client portfolios with a specific focus on mid and small capitalization securities. He earned a BA in Finance from Westminster College and an MBA from the Katz Graduate School of Business at the University of Pittsburgh. He has earned the right to use the Chartered Financial Analyst designation.



JOHN O'TOOLE, CFA . Senior Vice President of Mellon Equity since 1990. Mr. O'Toole holds an MBA in Finance from the University of Chicago and a BA in Economics from the University of Pennsylvania. He is a member of the Association for Investment Management and Research, and the Pittsburgh Society of Financial Analysts. He is a Chartered Financial Analyst.



MARK W. SIKORSKI, CFA . Mr. Sikorski is the Vice President of Mellon Equity. Mr. Sikorski has 12 years' experience involving financial analysis and equity portfolio management. Mr. Sikorski earned his MBA in Finance from the University of Bridgeport and his BS in Electrical Engineering from Duke University. He is a Chartered Financial Analyst.


SUB-ADVISOR: Neuberger Berman Management, Inc. ("Neuberger Berman") is an affiliate of Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. Together with Neuberger Berman, the firms manage more than $82.9 billion in total assets (as of December 31, 2004) and continue an asset management history that began in 1939. Neuberger Berman Management, Inc. is an indirect, wholly owned subsidiary of Lehman Brothers Holdings, Inc. Lehman Brothers is located at 745 Seventh Avenue, New York, NY 10019.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Value        S. Basu Mullick




S. BASU MULLICK . Mr. Mullick, Managing Director, Portfolio Manager, joined Neuberger Berman in 1998. He is manager of mid- to large-cap value Partners Fund and mid-cap value strategy totaling $5.4 billion in assets. Prior to joining the company, Mr. Mullick was a portfolio manager at Ark Asset Management. He earned a BA in Economics from the Presidency College, India. He also earned a MA in Economics and a Ph.D., ABD Finance from Rutgers University.


SUB-ADVISOR: Post Advisory Group, LLC ("Post") is an affiliate of Principal
         Global Investors LLC and a member of the Principal Financial Group. Post was founded in April 1992. Its address is 11755 Wilshire Boulevard, Los Angeles, CA 90025. As of December 31, 2004, Post had $6.4 billion in asset under management.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


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www.principal.com

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           High Yield                   Scott Klein
                                        Lawrence A. Post
                                        Allan Schweitzer




SCOTT KLEIN . Mr. Klein is a managing director for Post. Prior to joining Post's predecessor in 1997, he spent five years as a bankruptcy attorney and then serving as vice president at Dabney Resnick Imperial. Mr. Klein holds a Bachelor's degree in Economics from the University of Pennsylvania's Wharton School of Business and a J.D. from the University of California, Los Angeles School of Law.



LAWRENCE A. POST . Mr. Post founded Post Advisory Group in 1992. Post was purchased by Principal in 2004. Mr. Post has over 30 years of investment experience. Prior to founding the Post Advisory Group in 1992, he founded the high yield bond department at Smith Barney, and subsequently served as director of high yield research at Salomon Brothers and co-director of research and senior trader at Drexel Burnham Lambert. Mr. Post received an MBA in Business Administration from the University of Pennsylvania's Wharton School of Business and a Bachelor's degree from Lehigh University.



ALLAN SCHWEITZER . Mr. Schweitzer is a Managing Director at Post. Prior to joining Post in 2000, he was a senior high yield analyst at Trust Company of the West ("TCW"). Prior to TCW, he was a high yield research analyst at Putnam Investments. Mr. Schweitzer received a Bachelor's degree in Business Administration from Washington University at St. Louis and his Master's in Business Administration from the University of Chicago with a concentration in analytical finance and international economics.


SUB-ADVISOR: Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. As of December 31, 2004, Principal, together with its affiliated asset management companies, had approximately $137.8 billion in asset under management. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392 and has other primary asset management offices in New York, London, Sydney and Singapore.

The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


                                                DAY-TO-DAY
           FUND                                 FUND MANAGEMENT
           ----                                 ---------------
           Bond & Mortgage Securities           William C. Armstrong
                                                Timothy R. Warrick
           Disciplined LargeCap Blend           Mustafa Sagun
                                                Jeff Schwarte
           Diversified International            Paul H. Blankenhagen
                                                Juliet Cohn
                                                Chris Ibach
           Government & High Quality Bond       Brad Fredericks
                                                Lisa A. Stange
           High Quality Intermediate-Term Bond  William C. Armstrong
                                                Timothy R. Warrick
           Inflation Protection                 Martin J. Schafer
                                                Gwen Swanger
           International Emerging Markets       Michael A. Marusiak
                                                Michael L. Reynal
           International Growth                 Steve Larson
                                                John Pihlblad
           LargeCap S&P 500 Index               Dirk Laschanzky
                                                Mariateresa Monaco
           LargeCap Value                       John Pihlblad
           MidCap Blend                         K. William Nolin
           MidCap S&P 400 Index                 Dirk Laschanzky
                                                Mariateresa Monaco
           MidCap Value                         Dirk Laschanzky
                                                Jeff Schwarte
           Money Market                         Tracy Reeg
                                                Alice Robertson
           Principal LifeTime 2010              Dirk Laschanzky
           Principal LifeTime 2020              Dirk Laschanzky
           Principal LifeTime 2030              Dirk Laschanzky
           Principal LifeTime 2040              Dirk Laschanzky
           Principal LifeTime 2050              Dirk Laschanzky
           Principal LifeTime Strategic Income  Dirk Laschanzky
           Short-Term Bond                      Zeid Ayer
                                                Craig Dawson
                                                Martin J. Schafer
           SmallCap Blend                       Todd Sanders
           SmallCap Growth                      Mariateresa Monaco
           SmallCap S&P 600 Index               Dirk Laschanzky
                                                Mariateresa Monaco
           SmallCap Value                       Thomas Morabito
           Ultra Short Bond                     Zeid Ayer
           f/k/a                                Craig Dawson
           Capital Preservation




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WILLIAM C. ARMSTRONG, CFA . Mr. Armstrong leads the multi-sector/core portfolio management group for Principal. Mr. Armstrong has been with the Principal Financial Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.



ZEID AYER, PH.D., CFA . Mr. Ayer joined Principal in 2001 and is a senior research analyst and co-manager of the Ultra Short Fixed Income portfolios. He is the global sector head for asset-backed securities (ABS) and non-agency mortgage-backed securities (MBS). Mr. Ayer is also the primary analyst responsible for mortgage-related ABS and


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non-agency MBS investments. Previously, he was assistant vice president at PNC Financial Services Group. He earned a PhD in Physics from the University of Notre Dame, an MS in Computational Finance from Carnegie Mellon University and a Bachelor's degree in Physics from St. Xavier's College, Bombay University. He has earned the right to use the Chartered Financial Analyst designation.



PAUL H. BLANKENHAGEN, CFA . Mr. Blankenhagen is a portfolio manager at Principal. He is responsible for developing portfolio strategy and leading the ongoing management of core international equity portfolios including developed markets portfolios and broad market portfolios. Mr. Blankenhagen is also active in research with an emphasis on the banking and media industries. He joined the firm in 1992 and has been a member of the international equity team since 1995. He was named a portfolio manager in 2000. Mr. Blankenhagen received a Master's degree from Drake University and a Bachelor's degree in Finance from Iowa State University. He holds the Chartered Financial Analyst designation, and is a member of the Association for Investment Management and Research (AIMR) and the Iowa Society of Financial Analysts.



JULIET COHN . Ms. Cohn is a portfolio manager at Principal. Prior to joining the firm in 2003, she served as a director and senior portfolio manager at Allianz Dresdner Asset Management, managing both retail and institutional European accounts. Prior to that, she was a fund manager at London firms Capel Cure Myers and Robert Fleming. She earned a bachelor's degree in Mathematics from Trinity College Cambridge England.



CRAIG DAWSON, CFA . Mr. Dawson joined Principal in 1998 and became a portfolio manager in 2002. He manages ultra short, high quality short, stable value and global strategic income portfolios. He previously managed corporate bond portfolios and multi-sector portfolios. He earned an MBA and a Bachelor's degree in Finance from the University of Iowa. Mr. Dawson has earned the right to use the Chartered Financial Analyst designation.



BRAD FREDERICKS. . Mr. Fredericks' responsibilities include general portfolio overview with specific emphasis on structured securities. He joined the firm in 1998 as a financial accountant and moved to his current position in 2002. Prior to that, Mr. Fredericks was an assistant trader at Norwest Mortgage. He received a Bachelor's degree in Finance from Iowa State University. Mr. Frederick is a Level I candidate for the CFA program and a Fellow of the Life Management Institute (FLMI).



CHRISTOPHER IBACH, CFA . Mr. Ibach joined Principal in 2000 and is an associate portfolio manager and equity research analyst. He specializes in the analysis of international technology companies and is also responsible for coordinating portfolio rebalancing and the application of Principal's Global Research Platform. Previously, he was with Motorola, Inc. Mr. Ibach earned an MBA in Finance and a Bachelor's degree in Electrical Engineering from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.





STEVEN LARSON, CFA. . Mr. Larson is an associate portfolio manager and equity analyst for Principal. Prior to joining the firm in 2001, he led the investment management review and portfolio analysis process for the $80 billion Wells Fargo fund family. Prior to that, he was Manager of the Investment Analytics Group at First American Asset Management. He received an MBA in Finance from the University of Minnesota and a Bachelor's degree from Drake University. He is a member of the Association for Investment Management and Research (AIMR) and has earned the right to use the Chartered Financial Analyst designation.






DIRK LASCHANZKY, CFA . As a portfolio manager at Principal, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Principal in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



MICHAEL A. MARUSIAK . Mr. Marusiak joined Principal in 2000, specializing in the international emerging markets sector. Prior to joining Principal, he was an analyst on Trust Company of the West's global fund management team. He also worked with SBC Warburg of London as a research analyst responsible for Eastern Europe, the Middle East and Africa. He earned an MIA in International Finance from the Columbia University School of International and Public Affairs and a BA in Business Administration and Finance from Simon Fraser University of Burnaby, British Columbia.


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MARIATERESA MONACO . Ms. Monaco is an associate portfolio manager at Principal. Joining Principal in 2005, she works with the asset allocation and indexed funds. Most recently, she was a quantitative equity analyst at Fidelity Management in Boston. During her 10-year career with Fidelity, she supported a family of institutional equity funds with $2 billion in assets. Ms. Monaco earned an MBA from the Sloan School of Management at the Massachusetts Institute of Technology and a Master's degree in Electrical Engineering from Northeastern University. She also earned a Master's degree in Electrical Engineering from Politecnico di Torino, Italy, and a diploma in Piano from the Conservatorio di Torino, Italy.



THOMAS MORABITO, CFA . Mr. Morabito joined Principal in 2000 as the lead small-cap value portfolio manager. He has more than 12 years of analytical and portfolio management expertise. From 1994 until joining Principal, Mr. Morabito was a manager for INVESCO Management & Research. He received his MBA in Finance from Northeastern University and his BA in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.



K. WILLIAM NOLIN, CFA . Mr. Nolin has managed the domestic mid-cap equity portfolios since 1999. His expertise is grounded in the telecommunications, media & entertainment, lodging and consumer non-durables sectors. Mr. Nolin joined the Principal Financial Group in 1993 as an investment credit analyst. He earned his MBA from the Yale School of Management and his Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



JOHN PIHLBLAD, CFA . Mr. Pihlblad is director of quantitative portfolio management for Principal. He has over 24 years experience in creating and managing quantitative investment systems. Prior to joining Principal in 2000, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He received his BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.




TRACY REEG. . Ms. Reeg is a portfolio manager at Principal specializing in the management and research areas for the short-term money market portfolios. She joined the firm in 1993. Ms. Reeg received a Bachelor's degree in Finance from the University of Northern Iowa. She is a member of the Life Office Management Association (LOMA) and is a Fellow of the Life Management Institute (FLMI).

MICHAEL L. REYNAL . Mr. Reynal joined Principal in 2001, specializing in emerging markets portfolios. Prior to joining Principal, he was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group, Inc. in New York. He also spent four years with Paribas Capital Markets in New York as the head of the equity trading desk, and three years with Barclays do Zoete Weed in London, focusing on Latin American equity trading. Mr. Reynal received an MBA from the Amos Tuck School at Dartmouth College in New Hampshire, a BA/MA in History from Christ's College at Cambridge University in England and a BA in History from Middlebury College in Vermont.



ALICE ROBERTSON . Ms. Robertson is a trader for Principal on the corporate fixed-income trading desk. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.



MUSTAFA SAGUN, CFA . Mr. Sagun is manager of quantitative research for Principal. He is responsible for directing quantitative investment research and modeling, including stock valuation models, asset allocation models, portfolio optimization and risk management tools, index funds and enhanced index products. Prior to joining Principal in 2000, he was a vice president and quantitative analyst for PNC Financial Services Group. Mr. Sagun received a Ph.D. in


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finance and a MA in international economics from the University of South Florida. He received a BS in electronics and engineering from Bogazici University of Turkey. He is a CFA charterholder, a member of the Association for Investment Management and Research (AIMR), the Pittsburgh Society of Financial Analysts and the Financial Management Association.



TODD SANDERS, CFA . Mr. Sanders is an equity analyst for Principal focused on quantitative research. He joined the firm in 1998. Previously, he was an investment analyst for NISA Investment Advisors and in credit analysis/risk management with the U.S. Central Credit Union. He received an MBA in Finance from Washington University and a Bachelor's degree in Finance/Economics from the University of Missouri-Columbia. He is a member of the International Association of Financial Engineers (IAFE), the Global Association of Risk Professionals
(GARP) and the Association of Investment Management and Research (AIMR). He has earned the right to use the Chartered Financial Analyst designation.



MARTIN J. SCHAFER . Mr. Schafer is a portfolio manager for Principal specializing in managing mortgage-backed securities and high quality short, intermediate and long duration portfolios. Mr. Schafer joined the firm in 1977. In the early 1980s, he developed the firm's secondary mortgage marketing operation and in 1984, he assumed portfolio management responsibility for its residential mortgage portfolio. He began managing mutual fund assets in 1985 and institutional portfolios in 1992. Mr. Schafer holds a Bachelor's degree in Accounting and Finance from the University of Iowa.



JEFFREY A. SCHWARTE, CFA, CPA . Mr. Schwarte is an associate portfolio manager and equity analyst at Principal. He is a member of the systematic strategies team and is responsible for conducting research on stock selection strategies, portfolio construction techniques, and strategy implementation. He joined the firm in 1993 as a staff auditor and has held various positions before moving to an equity research position in 2000. He received a Bachelor's degree in Accounting from the University of Northern Iowa. He also holds the Chartered Financial Analyst designation and is a Certified Public Accountant, a Certified Internal Auditor, and a Fellow of the Life Management Institute (FLMI). He is a member of the Iowa Society of Certified Public Accountants and the Association for Investment Management and Research (AIMR). He also has the NASD Series 7 license.



LISA A. STANGE, CFA . Ms. Stange is a portfolio manager and strategist for Principal. She is integrally involved in the formulation of broad investment strategy, quantitative research and product development. She joined the firm in 1989. Ms. Stange received an MBA and a Bachelor's degree from the University of Iowa. She holds the Chartered Financial Analyst designation and is a member of the Iowa Society of Financial Analysts and the CFA Institute.



GWEN SWANGER, CFA . Ms. Swanger is a portfolio manager for Principal's global fixed income and inflation protection portfolios. She has managed global fixed income since 1997. She has been involved in international and U.S. investing for over fifteen years. In addition to managing the international bond portfolios, she has directed the international fixed income research effort overseeing sovereign credit analysis of developed, developing countries and emerging markets. Ms. Swanger joined the firm in 1989 as a private placement analyst. She received an MBA in Finance, a Bachelor's degree from Drake University and is a Fellow of the Life Management Institute (FLMI). She also holds the Chartered Financial Analyst designation and is a member of the CFA Institute.



TIMOTHY R. WARRICK, CFA . Mr. Warrick is a co-portfolio manager at Principal with responsibility for the U.S. multi-sector product with focus on the management of U.S. credit instruments. His prior responsibilities with the firm include portfolio management for multiple asset class portfolios, product development and fixed income credit analyst duties. He joined Principal in 1990. In 1996, Mr. Warrick joined ReliaStar Investment Research, Inc. and was responsible for multiple asset classes, including corporate bonds and leveraged bank loans. He rejoined Principal in 1998 as a portfolio manager. He received an MBA in Finance from Drake University and a Bachelor's degree in Accounting and Economics from Simpson College. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research (AIMR).


SUB-ADVISOR: Principal Real Estate Investors, LLC ("Principal - REI"), an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager, was founded in 2000. It manages investments for institutional


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         investors, including Principal Life. As of December 31, 2004, Principal
         - REI, together with its affiliated asset management companies, had approximately $28.2 billion in asset under management. Principal - REI's address is 801 Grand Avenue, Des Moines, Iowa 50392.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Real Estate Securities       Kelly D. Rush




KELLY D. RUSH, CFA . Mr. Rush directs the Real Estate Investment Trust (REIT) activity for Principal - REI. Mr. Rush joined the Principal Financial Group in 1987 and has been dedicated to public real estate investments since 1995. His experience includes the structuring of public real estate transactions that included commercial mortgage loans and the issuance of unsecured bonds. He received his Master's degree and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Spectrum Asset Management, Inc. ("Spectrum") is an affiliate of
         Principal Global Investors LLC and a member of the Principal Financial Group. Spectrum was founded in 1987. Its address is 4 High Ridge Park, Stamford, CT 06905. As of December 31, 2004, Spectrum, together with its affiliated asset management companies, had approximately $12.4 billion in asset under management.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Preferred Securities         L. Phillip Jacoby
                                        Bernard M. Sussman




L. PHILLIP JACOBY. . Mr. Jacoby is Sr. Vice President and Portfolio Manager. Mr. Jacoby joined Spectrum in 1995 as Portfolio Manager. Previously, he was a Senior Investment Officer at USL Capital Corporation (a subsidiary of Ford Motor Corporation) and was a co-manager of a $600 million preferred stock portfolio. Mr. Jacoby received his BS in Finance from Boston University.



BERNARD M. SUSSMAN. . Mr. Sussman is Chief Investment Officer and Chair of Spectrum's Investment Committee. Prior to joining Spectrum in 1995, Mr. Sussman was with Goldman Sachs & Co. for nearly 18 years. A General Partner and head of the Preferred Stock Department, he was in charge of sales, trading and underwriting for all preferred products and was instrumental in the development of the hybrid market. He was a Limited Partner at Goldman Sachs from 1994-1996. He received a BS in Industrial Relations and an MBA in Finance, both from Cornell University.


SUB-ADVISOR: T. Rowe Price Associates, Inc. ("T. Rowe Price"), a wholly-owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over 68 years of investment management experience. Together with its affiliates, T. Rowe Price had approximately $235.2 billion in assets under management as of December 31, 2004. T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202.


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The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend      William J. Stromberg
                                        Richard T. Whitney
           Partners LargeCap Growth I   Robert W. Sharps




ROBERT W. SHARPS, CFA, CPA . Mr. Sharps is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price. He is also a Portfolio Manager with the Large-Cap Growth Strategy Team in the Equity Division. Prior to joining the firm in 1997, Mr. Sharps was a Senior Consultant at KPMG Peat Marwick. He earned a BS, summa cum laude, in Accounting from Towson University and an MBA in Finance from the Wharton School, University of Pennsylvania. He has also earned the Chartered Financial Analyst and Certified Public Accountant accreditations.



WILLIAM J. STROMBERG, CFA . Mr. Stromberg is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price, Director of Global Equity Research, and a member of the firm's Equity and International Steering Committees. Prior to joining the firm in 1987, he was employed as a Systems Engineer for the Westinghouse Defense and Electronics Center. He earned a BA from Johns Hopkins University and an MBA from Tuck School of Business at Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation.


Mr. Stromberg serves as a portfolio coordinator for the Fund. Instead of making stock selection decisions, he is responsible for ensuring adherence to portfolio constraints and risk controls, along with managing inter-analyst activity. As the lead portfolio coordinator, Mr. Stromberg has ultimate accountability for the Fund.



RICHARD T. WHITNEY, CFA . Mr. Whitney is a Vice President of T. Rowe Price Group, Inc. and T. Rowe Price, Director of the firm's Quantitative Equity Group and member of the Equity Steering Committee. Prior to joining the firm in 1985, Mr. Whitney was employed by the Chicago Board of Trade and IBM. He earned a BS and an MEE in Electrical Engineering from Rice University and an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.


Mr. Whitney serves as a portfolio coordinator for the Fund. Instead of making stock selection decisions, he, along with Mr. Stromberg, is responsible for ensuring adherence to portfolio constraints and risk controls, as well as managing inter-analyst activity.


SUB-ADVISOR: Turner Investment Partners, Inc. ("Turner") was founded in 1990.
         Its address is 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312. As of December 31, 2004, Turner had discretionary management authority with respect to approximately $15.8 billion in assets.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Growth       Christopher K. McHugh
                                        William C. McVail
                                        Robert E. Turner




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CHRISTOPHER K. MCHUGH . Mr. McHugh, Senior Portfolio Manager, joined Turner in 1990. He holds a BS in Accounting from Philadelphia University and an MBA in Finance from St. Joseph's University. He has been in investment management since 1986.



WILLIAM C. MCVAIL . Mr. McVail, Senior Portfolio Manager, joined Turner in 1998. Previously, he was Portfolio Manager at PNC Equity Advisers. He has been in investment management since 1987. He earned a BA in Economics and a BA in Psychology from Vassar College.



ROBERT E. TURNER, CFA . Mr. Turner, Chairman and Chief Investment Officer, founded Turner in 1990. Prior to 1990, he was Senior Investment Manager with Meridian Investment Company. He has been in investment management since 1981. He earned a BS in Accounting and an MBA in Finance from Bradley University. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: UBS Global Asset Management (Americas) Inc., a Delaware corporation located at 1 North Wacker, Chicago, IL 60606 ("UBS Global AM"), is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the "Group") of UBS AG. As of December 31, 2004, UBS Global AM managed approximately $61.3 billion in assets and the Group managed approximately $527.4 billion in assets.


The day-to-day portfolio management for the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.



                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Value I    Thomas M. Cole
                                        Thomas J. Digenan
                                        John C. Leonard
           Partners SmallCap Growth II  Paul A. Graham, Jr.
                                        David N. Wabnik





THOMAS M. COLE, CFA . Mr. Cole joined UBS Global AM in 1985. Mr. Cole is responsible for the direction and oversight of the research group of the North American Core Equities Team. He is actively involved in security analysis and the portfolio construction process. Mr. Cole's prior experience with the firm includes Senior Analyst (responsible for the retail, food, household and personal products, media, auto and auto parts sectors), managing the US Equity Trading Desk and serving as a Portfolio Manager in the US Fixed Income Group. He is a member of the Association of Investment Management and Research and the Investment Analysts Society of Chicago. He received both his BBA and MBA from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.



THOMAS J. DIGENAN, CFA, CPA . Mr. Digenan joined UBS Global AM in 1993. Mr. Digenan participates in the analysis and development of US Equity portfolio. He is responsible for communicating the firm's equity strategy to clients and investment consultants. Mr. Digenan's prior experience with the firm includes President of mutual funds and relationship funds organization. Prior to joining the firm, Mr. Digenan was a senior manager in the tax department of KPMG Peat Marwick working exclusively in the investment services industry. Mr. Digenan is a member of the Association for Investment Management and Research, the Investment Analysts Society of Chicago and the American Institute of Certified Public Accounts.


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PAUL A. GRAHAM, JR., CFA . Mr. Graham joined UBS Global AM in 1994 and has had portfolio management responsibilities since 1994. Mr. Graham is Managing Director, Co-Head of U.S. Small Cap Growth Equity. For eight years prior to joining the firm, he served as a small cap portfolio manager and research analyst at Value Line Asset Management. Mr. Graham received his BA from Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.



JOHN C. LEONARD, CFA . Mr. Leonard joined UBS Global AM in 1991. Mr. Leonard Head of North American Equities and is responsible for the development of sector and stock selection strategies within this market. In addition, as Deputy Head of Equities, Mr. Leonard assumes management responsibilities for Japanese, Asian and Australian Equities. Prior to joining UBS Global AM, he worked as an investment analyst at a real estate management company and as a financial advisor with two investment management firms. Mr. Leonard received his AB from Dartmouth College and his MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.



DAVID N. WABNIK . Mr. Wabnik joined UBS Global AM in 1995 and has been a portfolio manager since 1995. Mr. Wabnik is Executive Director, Co-Head of U.S. SmallCap Growth Equity. For four years prior to joining the firm, he served as a small cap portfolio manager/senior research analyst at Value Line Asset Management. Mr. Wabnik received his BS from Binghamton University and his MBA from Columbia Business School. He has completed the Certified Financial Analyst Level I exams.


SUB-ADVISOR: Vaughan Nelson is located at 600 Travis Street, Suite 6300,
         Houston, Texas 77002. Vaughan Nelson is a subsidiary of IXIS Asset Management North America. Originally founded in 1970, As of December 31, 2004, Vaughan Nelson had approximately $3.8 billion in assets under management.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Value II   Mark J. Roach
                                        Chris D. Wallis
                                        Scott J. Weber




MARK J. ROACHMr. Roach, a Portfolio Manager of Vaughan Nelson, joined the firm in 2002. Prior to joining Vaughan Nelson, he was a security analyst for USAA Investment Management Company from 2001 to 2003, and an equity analyst with Fifth Third Bank from 1999 to 2001. Mr. Roach received a B.A. from Baldwin Wallace College and an M.B.A. from the University of Chicago. He has over 13 years of investment management and research experience.



CHRIS D. WALLIS, CFA . Mr. Wallis, a Senior Portfolio Manager of Vaughan Nelson, joined the firm in 1999. He received a B.B.A. fro Baylor University and an M.B.A. from Harvard Business School. Mr. Wallis holds the designation of Chartered Financial Analyst and has over 13 years of investment/financial analysis and accounting experience.



SCOTT J. WEBER . Mr. Weber, a Portfolio Manager of Vaughan Nelson, joined the firm in 2003. Prior to joining Vaughan Nelson, he was a vice president from 2001 to 2003 and a senior associated from 2000 to 2001 of RBC Capital Markets. Mr. Weber received a B.S. from the University of the South and an M.B.A. from Tulane University. Mr. Weber holds the designation of Chartered Financial Analyst and has over eight years of investment management and financial analysis experience.



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SUB-ADVISOR: Wellington Management Company, LLP ("Wellington Management"), a
         Massachusetts limited liability partnership, is a professional investment counseling firm with its principal business offices at 75 State Street, Boston, MA 02109. Wellington Management and its predecessor organizations have provided investment services since 1928. As of December 31, 2004, Wellington Management managed $469.9 billion of client assets.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend I    Maya K. Bittar
                                        Jeffrey L. Kripke
                                        Matthew E. Megargel
                                        Michael D. Rodier




MAYA K. BITTAR, CFA . Ms. Bittar, a Vice President, joined Wellington Management in 1998 as an equity portfolio manager. Prior to joining the firm, Ms. Bittar was a Senior Portfolio Manager at Firstar Investment Research and Management. Ms. Bittar earned an MBA and MS, along with a BBA, from the University of Wisconsin-Madison. She has earned the right to use the Chartered Financial Analyst designation.



JEFFREY L. KRIPKE . Mr. Kripke, a Vice President, joined Wellington Management in 2001 as a portfolio manager. Prior to joining the firm, Mr. Kripke was an associate portfolio manager for Merrill Lynch Asset Management, Chase Asset Management and Morgan Stanley Asset Management. Mr. Kripke earned an MBA in Finance from Columbia University Graduate School of Business and a BA in Economics from Tufts University.



MATTHEW E. MEGARGEL, CFA . Mr. Megargel, a Senior Vice President and Partner of Wellington Management, joined the firm in 1983 as a research analyst and took on additional responsibilities as a portfolio manager in 1988. In 1991, he became solely a portfolio manager with Wellington Management. Mr. Megargel received his BA in Economics from the University of North Carolina - Chapel Hill in 1979, and his MBA from the University of Virginia's Darden Graduate School of Business Administration in 1983.



MICHAEL D. RODIER . Mr. Rodier, a Vice President, joined Wellington Management in 1982 while pursuing a BS degree in journalism at Suffolk University. Upon graduation in 1984, Mr. Rodier joined the firm as a fixed income analyst focusing on convertible securities. Mr. Rodier joined the US Core Equity team as an analyst and portfolio manager in 1994. As noted, Mr. Rodier earned a BS in Journalism from Suffolk University.


THE SUB-SUB-ADVISORS

Principal Global Investors, LLC ("Principal") has entered into sub-sub-advisory agreements for various Funds. Under these agreements, each sub-sub-advisor has agreed to assume the obligations of Principal for a certain portion of the Fund's assets. The sub-sub-advisor is paid a fee by Principal.

Principal is the sub-advisor for the Bond & Mortgage Securities Fund. Day-to-day management decisions concerning a portion of the Bond & Mortgage Securities Fund's portfolio are made by Spectrum Asset Management, Inc. ("Spectrum"), and Post Advisory Group, LLC ("Post") each of which serves as sub-sub-advisor. Similar day-to-day management decisions concerning a portion of the High Quality Intermediate-Term Bond Fund's portfolio are made by Spectrum and such decisions for a portion of the Ultra Short Bond Fund's portfolio are made by Post.


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See the discussion regarding Spectrum provided in connection with the Preferred Securities Fund for a description of the firm and the individuals who serve as portfolio managers.


Post is an investment advisory firm that was founded in 1992 and is registered as an investment adviser under the Advisers Act. It is an affiliate of the Manager and Principal and a member of the Principal Financial Group. Post's address is 11755 Wilshire Blvd., Suite 1400, Los Angeles, California 90025. As of December 31, 2004, Post had approximately $6.4 billion in assets under management. The following people serve as co-portfolio managers for the portion of the portfolios allocated to Post:



SCOTT KLEIN . Mr. Klein is a managing director for Post. Prior to joining Post's predecessor in 1997, he spent five years as a bankruptcy attorney and then serving as vice president at Dabney Resnick Imperial. Mr. Klein holds a Bachelor's degree in Economics from the University of Pennsylvania's Wharton School of Business and a J.D. from the University of California, Los Angeles School of Law.



LAWRENCE A. POST . Mr. Post joined Principal in 2003 with over 30 years of investment experience. Prior to founding the Post Advisory Group in 1992, he founded the high yield bond department at Smith Barney, and subsequently served as director of high yield research at Salomon Brothers and co-director of research and senior trader at Drexel Burnham Lambert. Mr. Post received an MBA in Business Administration from the University of Pennsylvania's Wharton School of Business and a Bachelor's degree from Lehigh University.



ALLAN SCHWEITZER . Mr. Schweitzer is a Managing Director at Post. Prior to joining Post in 2000, he was a senior high yield analyst at Trust Company of the West ("TCW"). Prior to TCW, he was a high yield research analyst at Putnam Investments. Mr. Schweitzer received a Bachelor's degree in Business Administration from Washington University at St. Louis and his Master's in Business Administration from the University of Chicago with a concentration in analytical finance and international economics.




DUTIES OF THE MANAGER AND SUB-ADVISOR

The Manager or Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

FEES PAID TO THE MANAGER

The Manager is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor. The fee paid by each Fund (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2004 was:


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       Bond & Mortgage
       Securities              0.55%     Partners MidCap Growth I      1.00%
       Disciplined LargeCap
       Blend                   0.60%     Partners MidCap Value         1.00%
       Diversified
       International           0.90%     Partners SmallCap Blend       1.00%
       Government & High
       Quality Bond
       f/k/a Government                  Partners SmallCap Growth
       Securities              0.40%     I                             1.10%
       High Quality
       Intermediate-Term                 Partners SmallCap Growth
       Bond                    0.40%     II                            1.00%
       International                     Partners SmallCap Growth
       Emerging Markets        1.35%     III                           1.10%
       International Growth    1.00%     Partners SmallCap Value       1.00%
                                         Partners SmallCap Value
       LargeCap Growth         0.55%     I                             1.00%
       LargeCap S&P 500                  Partners SmallCap Value
       Index                   0.15%     II                            1.00%
       LargeCap Value          0.45%     Principal LifeTime 2010     0.1225%
       MidCap Blend            0.65%     Principal LifeTime 2020     0.1225%
       MidCap Growth           0.65%     Principal LifeTime 2030     0.1225%
       MidCap S&P 400 Index    0.15%     Principal LifeTime 2040     0.1225%
       MidCap Value            0.65%     Principal LifeTime 2050     0.1225%
                                         Principal Lifetime
       Money Market            0.40%     Strategic Income            0.1225%
       Partners LargeCap
       Blend                   0.75%     Preferred Securities          0.75%
       Partners LargeCap
       Blend I                 0.45%     Real Estate Securities        0.85%
                                         Short-Term Bond
       Partners LargeCap                 f/k/a High Quality
       Growth                  1.00%     Short-Term Bond               0.40%
       Partners LargeCap
       Growth I                0.75%     SmallCap Blend                0.75%
       Partners LargeCap
       Growth II               1.00%     SmallCap Growth               0.75%
       Partners LargeCap
       Value                   0.80%     SmallCap S&P 600 Index        0.15%
       Partners LargeCap
       Value I                 0.80%     SmallCap Value                0.75%
       Partners MidCap                   Ultra Short Bond f/k/a
       Growth                  1.00%     Capital Preservation          0.40%*
                                         * Period from November 1, 2003 to
                                         July 29, 2004 management fee was
                                         0.52%


The following Funds have each entered into agreements with the Manager under which the Fund will pay the Manager (an annual rate calculated as a percentage of the average daily net assets) as follows:

                               FIRST $500  NEXT $500   NEXT $500    OVER $1.5
            FUND                MILLION     MILLION     MILLION      BILLION
            ----                -------     -------     -------      -------
High Yield                       0.65%       0.63%       0.61%        0.60%
Inflation Protection             0.40        0.38        0.36         0.35
Partners Global Equity           0.95        0.93        0.91         0.90
Partners LargeCap Value II       0.85        0.83        0.81         0.80
Partners MidCap Growth II        1.00        0.98        0.96         0.95



The Fund and the Manager, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors without obtaining shareholder approval. For any Fund that is relying on that order, the Manager may:
.. hire one or more Sub-Advisors;
.. change Sub-Advisors; and
.. reallocate management fees between itself and Sub-Advisors.

The Manager will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order.

The shareholders of each of the Funds have approved the Fund's reliance on the order; however, only the Partners LargeCap Blend, Partners LargeCap Blend I, Partners LargeCap Growth, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners MidCap Growth, Partners MidCap Growth I,Partners MidCap Value, Partners MidCap Value I, Partners SmallCap Blend,Partners SmallCap Growth I, Partners SmallCap Growth II, Partners SmallCap Value and Partners SmallCap Value I Funds intend to rely on the order.


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PRICING OF FUND SHARES


Each Fund's shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange ("NYSE") is open (shares are not priced on the days on which the NYSE is closed for trading). The share price is determined at the close of business of the NYSE (normally 3:00 p.m. Central time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received.


For all Funds, except the Money Market Fund, the share price is calculated by:
.. taking the current market value of the total assets of the Fund
.. subtracting liabilities of the Fund
.. dividing the remainder proportionately into the classes of the Fund
.. subtracting the liability of each class
.. dividing the remainder by the total number of shares owned in that class.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the SAI. The Money Market Fund reserves the right to determine a share price more than once each day.


NOTES:


.. If current market values are not readily available for a security owned by a
  Fund, its fair value is determined using a policy adopted by the Directors.
.. A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a Fund's NAV are determined at the time the foreign market closes. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the London Exchange (generally 11:00 a.m. Eastern Time). Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The Fund has adopted policies and procedures to "fair value" some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund's NAV is calculated. Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. If the Manager believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund's NAV will be calculated, using the policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.

  The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.

.. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

PURCHASE OF FUND SHARES

Shares are purchased from Princor Financial Services Corporation, the Fund's principal underwriter. There are no sales charges on shares of the Funds. There are no restrictions on amounts to be invested in Institutional Class shares of the Funds.

Shareholder accounts for each Fund are maintained under an open account system. Under this system, an account is opened and maintained for each investor. Each investment is confirmed by sending the investor a statement of account showing the current purchase or sale and the total number of shares owned. The statement of account is treated by each Fund as evidence of ownership of Fund shares. Share certificates are not issued.


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The Funds may reject or cancel any purchase orders for any reason. For example, the Funds do not permit market timing because short-term or other excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Funds may reject any purchase orders from market timers or investors that, in the Manager's opinion, may be disruptive to the Funds. For these purposes, the Manager may consider an investor's trading history in the Funds or other Funds sponsored by Principal Life and accounts under common ownership or control.


REDEMPTION OF FUND SHARES

You may redeem shares of the Funds upon request. There is no charge for the redemption. Shares are redeemed at the NAV per share next computed after the request is received by the Fund in proper and complete form.

The Fund generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law


EXCHANGE OF FUND SHARES

Shares in the Funds may be exchanged, without charge, for the same class of any other Principal Investors Fund. The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity, and under other circumstances where the Board of Directors or the Manager believes it is in the best interest of the Fund, the Fund reserves the right to review or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange or close the account. Notification of such action will be given to the extent required by law.

DIVIDENDS AND DISTRIBUTIONS

The Funds pay their net investment income to shareholders of record on the business day prior to the payment date: The payment schedule is as follows:

.. The Bond & Mortgage Securities, Government & High Quality Bond, Inflation
  Protection and Short-Term Bond Funds pay their net investment income on a monthly basis. The payment date is the last business day of each month.

.. The Preferred Securities and Real Estate Securities Funds pay their net investment income on a quarterly basis. The payment date is the last business day of March, June, September and December.
.. The other Funds (except Money Market and Ultra Short Bond) pay their net investment income on an annual basis. The payment date is the last business day of the year.

Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the fourth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.


Dividend and capital gain distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid. Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.

The Money Market Fund declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into additional shares of the Fund.


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The Money Market Fund does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.

The Ultra Short Bond Fund declares dividends of all its daily net investment income each day its shares are priced. Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses and shareholder activity may differ from estimates, consequently, differences, if any, will be included in the calculation of subsequent dividends. On the 20th of each month (or the previous business day) the Fund will pay out its accumulated declared dividends. Your dividend will be reinvested back into additional shares of the Fund.

FUND ACCOUNT INFORMATION


FREQUENT TRADING AND MARKET-TIMING (ABUSIVE TRADING PRACTICES)
The Funds are not designed for frequent trading or market timing activity. The funds do not knowingly accommodate frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.

We consider frequent trading and market timing activities to be abusive trading practices because they:
.. Disrupt the management of the Funds by;
  . forcing the Fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the Fund; and
  . causing unplanned portfolio turnover;
.. Hurt the portfolio performance of the Fund; and .. Increase expenses of the Fund due to;
  . increased broker-dealer commissions; and
  . increased recordkeeping and related costs.

Certain Funds may be at greater risk for abusive trading practices. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage. If we not able to identify such abusive trading practices, the abuses described above will negatively impact the Fund.


We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the Funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.


If we, or a Fund, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
.. Rejecting exchange instructions from shareholder or other person authorized by the shareholder to direct exchanges;
.. Restricting submission of exchange requests by, for example, allowing exchange requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;
.. Limiting the number of exchanges during a year;
.. Requiring a holding period of a minimum of 30 days before permitting exchanges among the Funds where there is evidence of at least one round-trip exchange (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption); and
.. Taking such other action as directed by the Fund.

The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, we will reverse exchange. We will give you notice in writing in this instance.


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                                                          1-800-547-7754

SIGNATURE GUARANTEES
Certain transactions require that your signature be guaranteed. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm.
A signature guaranteed by a notary public or savings bank is not acceptable. Signature guarantees are required:
.. if you sell more than $100,000 from any one Fund;
.. if a sales proceeds check is payable to other than the account shareholder(s); .. to change ownership of an account;
.. to add telephone transaction services and/or wire privileges to an existing account;
.. to change bank account information designated under an existing telephone withdrawal plan;
.. to exchange or transfer among accounts with different ownership; and .. to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding month.

RESERVATION OF RIGHTS
The Principal Investors Fund reserves the right to amend or terminate the special plans described in this prospectus. In addition, Principal Investors Fund reserves the right to change the share class described herein. Shareholders will be notified of any such action to the extent required by law.

FINANCIAL STATEMENTS
Shareholders will receive annual financial statements for the Funds, audited by the Funds' independent registered public accounting firm, Ernst & Young LLP. Shareholders will also receive a semiannual financial statement that is unaudited.

PORTFOLIO HOLDINGS INFORMATION


The Fund will publish portfolio holdings information for the Funds described in this Prospectus as of the end of each calendar quarter for each of the portfolios. The information will include all of each Fund's holdings, and may include information regarding the top ten holdings as well. The information will be published on the principal.com website on the first business day of the second month following the end of each calendar quarter (e.g. June 30 holdings information will be published on the first business day of August). The information will remain on the website until the information for the subsequent calendar quarter is published on the website. Also, from time to time, information relating to the impact of specific events, such as national disasters, corporate debt defaults, or similiar events, on a Fund's portfolio will be published on the website.


FINANCIAL HIGHLIGHTS


The following financial highlights tables are intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions).


The financial statements for the Funds (except those for the six month period ended April 30, 2005, which are unaudited) were audited by Ernst & Young LLP, whose report, along with the financial statements, is included in the most recent annual report for the Fund. To receive a copy of the latest annual or semiannual report for the Fund, you may telephone 1-800-247-4123.


Principal Investors Fund                                              203
www.principal.com

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(C)/      2004       2003      2002    2001/(F)/
                           ----           ----       ----      ----    ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $10.90        $10.70     $10.63    $10.71   $10.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.20          0.40       0.38      0.50     0.37
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.08)         0.20       0.11     (0.02)    0.35
                           -----          ----       ----     -----     ----
 Total From Investment
            Operations      0.12          0.60       0.49      0.48     0.72
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.21)        (0.40)     (0.42)    (0.50)   (0.38)
 Distributions from
  Realized Gains......     (0.01)           --         --     (0.06)      --
 ------                    -----                              -----
   Total Dividends and
         Distributions     (0.22)        (0.40)     (0.42)    (0.56)   (0.38)
                           -----         -----      -----     -----    -----
Net Asset Value, End
 of Period............    $10.80        $10.90     $10.70    $10.63   $10.71
                          ======        ======     ======    ======   ======
Total Return..........      1.11%/(d)/    5.74%      4.63%     4.76%    6.92%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $564,322      $373,880   $165,504   $42,163   $5,090
 Ratio of Expenses to
  Average Net Assets..      0.72%/(e)/    0.59%      0.55%     0.55%    0.55%/(e)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............      0.55%/(e)/      --         --        --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.76%/(e)/    3.71%      3.51%     4.72%    5.28%/(e)/
 Portfolio Turnover
  Rate................     178.9%/(e)/   150.5%      91.0%     46.7%   124.7%/(e)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis..
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.01 per share, from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(C)/   2004      2003/(F)/

DISCIPLINED LARGECAP BLEND FUND
-------------------------------
INSTITUTIONAL
-------------
 SHARES/(A)/
 -----------
Net Asset Value,
 Beginning of Period..  $12.95      $12.12    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............  0.11        0.11      0.10
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.51        1.10      2.02

 Total From Investment
            Operations  0.62        1.21      2.12
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.07)      (0.11)    --
 Distributions from     (0.06)      (0.27)    --
  ----ized Gains......

   Total Dividends and  (0.13)      (0.38)    --
  ----   Distributions

Net Asset Value, End    $13.44      $12.95    $12.12
 of Period............

Total Return..........  4.81%/(d)/  10.22%    21.20%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $362,249    $247,979  $11,910
 Ratio of Expenses to
  Average Net Assets..  0.60%/(e)/  0.60%     0.60%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  1.58%/(e)/  0.89%     1.02%/(e)/
 Portfolio Turnover
  Rate................  93.6%/(e)/  106.2%    109.2%/(e)/




/(a) /Effective March 1, 2005, LargeCap Blend Fund I changed its name to
  Disciplined LargeCap Blend Fund.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(C)/     2004        2003          2002        2001/(H)/
                          ----          ----        ----          ----        ----
DIVERSIFIED INTERNATIONAL FUND
------------------------------
INSTITUTIONAL SHARES
--------------------
 /(A)/
 -----
Net Asset Value,
 Beginning of Period..    $9.32        $8.01       $6.52         $7.46        $9.54
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.09         0.11        0.06          0.02           --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.88         1.26        1.50         (0.88)       (2.08)
                           ----         ----        ----         -----        -----
 Total From Investment
            Operations     0.97         1.37        1.56         (0.86)       (2.08)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)       (0.06)      (0.07)        (0.08)          --
 Distributions from
  Realized Gains......    (0.21)          --          --            --           --
 -----                    -----
   Total Dividends and
         Distributions    (0.26)       (0.06)      (0.07)        (0.08)          --
 ----                     -----        -----       -----         -----
Net Asset Value, End
 of Period............   $10.03        $9.32       $8.01         $6.52        $7.46
                         ======        =====       =====         =====        =====
Total Return..........    10.43%/(d)/  17.24%      24.09%       (11.60)%     (21.80)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $21,106      $15,831      $8,611       $20,504       $1,782
 Ratio of Expenses to
  Average Net Assets..     0.90%/(e)/   0.89%       0.90%         0.90%        0.90%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         0.90%/(f)/  0.90%/(f)/    0.90%/(f)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.78%/(e)/   1.23%       0.91%         1.15%        0.34%/(e)/
 Portfolio Turnover
  Rate................    128.8%/(e)/  160.2%      162.2%/(g)/    71.4%        86.8%/(e)/




/(a) /Effective March 1, 2005, International Fund I changed its name to
  Diversified International Fund.
/(b) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Expense ratio without commission rebates.
/(g) /Portfolio turnover rate excludes approximately $8,876,000 of securities from the acquisition of European Fund, Pacific Basin Fund, and International SmallCap Fund and $5,654,000 from portfolio realignment.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.03 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005/(B)/     2004     2003      2002    2001/(E)/
                         ----          ----     ----      ----    ----
GOVERNMENT & HIGH QUALITY BOND FUND
-----------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.37       $10.35   $10.60    $10.55   $10.26
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.18         0.37     0.36      0.50     0.38
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.07)        0.08    (0.18)     0.09     0.30
                         -----         ----    -----      ----     ----
 Total From Investment
            Operations    0.11         0.45     0.18      0.59     0.68
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.20)       (0.43)   (0.43)    (0.54)   (0.39)
                         -----        -----    -----     -----    -----
   Total Dividends and
         Distributions   (0.20)       (0.43)   (0.43)    (0.54)   (0.39)
                         -----        -----    -----     -----    -----
Net Asset Value, End
 of Period............  $10.28       $10.37   $10.35    $10.60   $10.55
                        ======       ======   ======    ======   ======
Total Return..........    1.07%/(c)/   4.47%    1.70%     5.86%    6.72%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10          $10      $10   $20,777   $3,390
 Ratio of Expenses to
  Average Net Assets..    0.40%/(d)/   0.40%    0.40%     0.40%    0.40%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.62%/(d)/   3.52%    3.45%     5.06%    5.86%/(d)/
 Portfolio Turnover
  Rate................   313.5%/(d)/   95.2%   219.5%     49.9%    36.1%/(d)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares recognized $.01 of net investment income per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005/(C)/     2004     2003     2002    2001/(F)/
                         ----          ----     ----     ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.71       $10.64   $10.62   $10.69   $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.24         0.38     0.46     0.54     0.41
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.11)        0.16     0.02     0.02     0.35
                         -----         ----     ----     ----     ----
 Total From Investment
            Operations    0.13         0.54     0.48     0.56     0.76
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.14)       (0.39)   (0.46)   (0.54)   (0.40)
 Distributions from
  Realized Gains......   (0.06)       (0.08)      --    (0.09)      --
 -----                   -----        -----             -----
   Total Dividends and
         Distributions   (0.20)       (0.47)   (0.46)   (0.63)   (0.40)
                         -----        -----    -----    -----    -----
Net Asset Value, End
 of Period............  $10.64       $10.71   $10.64   $10.62   $10.69
                        ======       ======   ======   ======   ======
Total Return..........    1.27%/(d)/   5.23%    4.62%    5.56%    7.33%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $327          $10      $10      $10      $10
 Ratio of Expenses to
  Average Net Assets..    0.70%/(e)/   0.43%    0.40%    0.40%    0.40%/(e)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............    0.40%/(e)/     --       --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.72%/(e)/   3.56%    4.32%    5.22%    5.84%/(e)/
 Portfolio Turnover
  Rate................   155.0%/(e)/  152.5%    71.3%    60.8%    80.3%/(e)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(B)/
                          ----
HIGH YIELD FUND
---------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.14
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.29)
                          -----
 Total From Investment
            Operations    (0.15)
  ----
Net Asset Value, End
 of Period............    $9.85
                          =====
Total Return..........    (1.50)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $44,092
 Ratio of Expenses to
  Average Net Assets..     0.65%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     4.24%/(d)/
 Portfolio Turnover
  Rate................     60.8%/(d)/



/(a) /Calculated based on average shares outstanding during the period.
/(b) /Period from December 29, 2004, date operations commenced, through April
  30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2005/(C)/
                          ----
INFLATION PROTECTION FUND
-------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.10
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.07
                           ----
 Total From Investment
            Operations     0.17
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.06)
                          -----
   Total Dividends and
         Distributions    (0.06)
                          -----
Net Asset Value, End
 of Period............   $10.11
                         ======
Total Return..........     1.70%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $47,759
 Ratio of Expenses to
  Average Net Assets..     0.97%/(e)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............     0.40%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     4.84%/(e)/
 Portfolio Turnover
  Rate................     15.7%/(e)/




/(a) /Calculated based on average shares outstanding during the period.
/(b) /Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.
/(c) /Period from December 29, 2004, date operations commenced, through April
  30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005/(B)/     2004        2003        2002     2001/(F)/
                         ----          ----        ----        ----     ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $15.16       $13.06       $8.72       $8.31    $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.19         0.16        0.03        0.09      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    2.19         2.10        4.31        0.42     (2.03)
                          ----         ----        ----        ----     -----
 Total From Investment
            Operations    2.38         2.26        4.34        0.51     (1.98)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...      --        (0.16)         --       (0.10)       --
 Distributions from
  Realized Gains......   (1.16)          --          --          --        --
 -----                   -----
   Total Dividends and
         Distributions   (1.16)       (0.16)         --       (0.10)       --
 ----                    -----        -----                   -----
Net Asset Value, End
 of Period............  $16.38       $15.16      $13.06       $8.72     $8.31
                        ======       ======      ======       =====     =====
Total Return..........   16.06%/(c)/  17.46%      49.77%       6.03%   (18.93)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $133          $15         $13      $2,517      $314
 Ratio of Expenses to
  Average Net Assets..    1.35%/(d)/   1.34%       1.35%       1.35%     1.35%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         1.35%/(e)/  1.35%/(e)/    --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.39%/(d)/   1.16%       0.34%       0.73%     3.65%/(d)/
 Portfolio Turnover
  Rate................   209.2%/(d)/  146.9%      144.7%      151.0%    156.3%/(d)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.06 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(C)/      2004       2003          2002        2001/(G)/
                           ----           ----       ----          ----        ----
INTERNATIONAL GROWTH FUND
-------------------------
INSTITUTIONAL SHARES
--------------------
 /(A)/
 -----
Net Asset Value,
 Beginning of Period..    $10.07         $8.38      $6.63         $7.58       $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............      0.09          0.13       0.10         (0.01)        0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.01          1.66       1.65         (0.86)       (2.70)
                            ----          ----       ----         -----        -----
 Total From Investment
            Operations      1.10          1.79       1.75         (0.87)       (2.61)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.10)        (0.10)        --         (0.08)          --
 Distributions from
  Realized Gains......     (0.87)           --         --            --           --
 ------                    -----
   Total Dividends and
         Distributions     (0.97)        (0.10)        --         (0.08)          --
 ------                    -----         -----                    -----
Net Asset Value, End
 of Period............    $10.20        $10.07      $8.38         $6.63        $7.58
                          ======        ======      =====         =====        =====
Total Return..........     11.19%/(d)/   21.54%     26.40%       (11.58)%     (25.47)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $467,506      $354,090   $208,785      $117,442       $2,176
 Ratio of Expenses to
  Average Net Assets..      1.00%/(e)/    1.00%      1.00%         0.99%        1.00%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --            --       1.00%/(f)/    1.00%/(f)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.76%/(e)/    1.42%      1.37%         0.93%        0.36%/(e)/
 Portfolio Turnover
  Rate................     163.1%/(e)/   156.2%     135.3%         96.9%       143.1%/(e)/




/(a) /Effective March 1, 2005, International Fund II changed its name to
  International Growth Fund.
/(b) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Expense ratio without commission rebates.
/(g) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Institutional shares incurred an unrealized gain of $.19 per share from November 27, 2000 through December 5, 2000.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(B)/      2004         2003         2002      2001/(G)/
                           ----           ----         ----         ----      ----
LARGECAP GROWTH FUND
--------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $6.09         $5.86        $5.09        $6.17      $7.63
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.03          0.02         0.02        (0.03)        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.23          0.22         0.75        (1.05)     (1.46)
                            ----          ----         ----        -----      -----
 Total From Investment
            Operations      0.26          0.24         0.77        (1.08)     (1.46)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.04)        (0.01)          --           --         --
 -----                     -----         -----
   Total Dividends and
         Distributions     (0.04)        (0.01)          --           --         --
 -----                     -----         -----
Net Asset Value, End
 of Period............     $6.31         $6.09        $5.86        $5.09      $6.17
                           =====         =====        =====        =====      =====
Total Return..........      4.17%/(c)/    4.05%       15.22%      (17.50)%   (19.66)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $172,075      $121,840      $60,790      $23,787     $1,524
 Ratio of Expenses to
  Average Net Assets..      0.55%/(d)/    0.55%        0.55%        0.55%      0.55%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --          0.55%/(e)/   0.55%/(e)/     --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.09%/(d)/    0.34%        0.38%        0.34%      0.34%/(d)/
 Portfolio Turnover
  Rate................     209.5%/(d)/    59.8%        59.2%/(f)/   29.6%      37.5%/(d)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Portfolio turnover rate excludes approximately $2,976,000 of securities from the acquisition of Technology Fund and $875,000 from portfolio realignment.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.12 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(B)/    2004        2003     2002      2001/(E)/
                        ----         ----        ----     ----      ----
LARGECAP S&P 500 INDEX FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $8.67       $8.04       $6.76    $8.09      $9.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   0.07        0.13        0.12     0.11       0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   0.23        0.60        1.24    (1.35)     (1.36)
                         ----        ----        ----    -----      -----
 Total From Investment
            Operations   0.30        0.73        1.36    (1.24)     (1.28)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.13)      (0.10)      (0.08)   (0.09)        --
                                                                       --
 Distributions from
  Realized Gains......  (0.59)         --          --       --         --
  -----
   Total Dividends and
         Distributions  (0.72)      (0.10)      (0.08)   (0.09)        --
  ----                  -----       -----       -----    -----
Net Asset Value, End
 of Period............  $8.25       $8.67       $8.04    $6.76      $8.09
                        =====       =====       =====    =====      =====
Total Return..........   3.23%/(c)/  9.10%      20.35%  (15.54)%   (13.84)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $474         $10    $114,300       $7         $8
 Ratio of Expenses to
  Average Net Assets..   0.15%/(d)/  0.15%       0.15%    0.15%      0.15%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   1.73%/(d)/  1.55%       1.54%    1.44%      1.25%/(d)/
 Portfolio Turnover
  Rate................   12.8%/(d)/  67.3%        1.1%    67.9%     117.4%/(d)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.14 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(B)/     2004         2003         2002       2001/(F)/
                           ----          ----         ----         ----       ----
LARGECAP VALUE FUND
-------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $10.67        $9.82        $8.27        $9.14      $10.12
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.11         0.16         0.14         0.13        0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.56         0.81         1.50        (0.90)      (1.00)
                            ----         ----         ----        -----       -----
 Total From Investment
            Operations      0.67         0.97         1.64        (0.77)      (0.98)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.13)       (0.12)       (0.09)       (0.10)         --

 Distributions from
  Realized Gains......     (0.38)          --           --           --          --
 ------
   Total Dividends and
         Distributions     (0.51)       (0.12)       (0.09)       (0.10)         --
 ----                      -----        -----        -----        -----
Net Asset Value, End
 of Period............    $10.83       $10.67        $9.82        $8.27       $9.14
                          ======       ======        =====        =====       =====
Total Return..........      6.34%/(c)/   9.97%       19.97%       (8.54)%     (9.68)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $138,673      $97,881      $59,663      $27,086      $1,946
 Ratio of Expenses to
  Average Net Assets..      0.45%/(d)/   0.44%        0.45%        0.45%       0.45%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --         0.45%/(e)/   0.45%/(e)/   0.45%/(e)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.94%/(d)/   1.51%        1.59%        1.58%       1.53%/(d)/
 Portfolio Turnover
  Rate................     155.4%/(d)/  228.4%       179.1%       128.9%      116.0%/(d)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares recognized $.01 of net investment income per share and incurred an unrealized loss of $.18 per share, from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                         2005/(B)/    2004        2003       2002        2001/(G)/
                         ----         ----        ----       ----        ----
MIDCAP BLEND FUND
-----------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $12.90      $11.28       $9.01      $9.29        $9.95
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.11        0.02        0.01       0.08         0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.46        1.76        2.35      (0.28)       (0.71)
                          ----        ----        ----      -----        -----
 Total From Investment
            Operations    0.57        1.78        2.36      (0.20)       (0.66)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)      (0.11)      (0.04)     (0.08)          --
 Distributions from
  Realized Gains......   (0.87)      (0.05)         --         --           --
 Tax Return of Capital
  Distribution........      --          --       (0.05)        --           --
 -----                                           -----
   Total Dividends and
         Distributions   (0.90)      (0.16)      (0.09)     (0.08)          --
 ----                    -----       -----       -----      -----
Net Asset Value, End
 of Period............  $12.57      $12.90      $11.28      $9.01        $9.29
                        ======      ======      ======      =====        =====
Total Return..........    4.30%/(c)/ 15.89%      26.42%     (2.23)%      (6.82)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $11         $11        $697         $9           $9
 Ratio of Expenses to
  Average Net Assets..    0.65%/(d)/  0.64%       0.65%      0.65%        0.65%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --        0.65%/(e)/  0.65%/(e)/ 0.65%/(e)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.67%/(d)/  1.71%       0.69%      0.86%        0.82%/(d)/
 Portfolio Turnover
  Rate................    41.2%/(d)/  60.8%       35.3%/(f)/ 62.0%        55.6%/(d)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Portfolio turnover rate excludes approximately $6,912,000 of securities from the acquisition of Partners MidCap Blend Fund and $2,567,000 from portfolio realignment.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.08 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                         2005/(B)/      2004        2003        2002        2001/(F)/
                         ----           ----        ----        ----        ----
MIDCAP GROWTH FUND
------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $5.37         $5.21       $4.00       $5.72        $7.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      --         (0.01)      (0.02)      (0.01)       (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.09          0.17        1.23       (1.71)       (2.09)
                          ----          ----        ----       -----        -----
 Total From Investment
            Operations    0.09          0.16        1.21       (1.72)       (2.10)
                          ----          ----        ----       -----        -----
Net Asset Value, End
 of Period............   $5.46         $5.37       $5.21       $4.00        $5.72
                         =====         =====       =====       =====        =====
Total Return..........    1.68%/(c)/    3.07%      30.25%     (30.07)%     (27.13)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10        $5,937      $5,861          $5           $7
 Ratio of Expenses to
  Average Net Assets..    0.65%/(d)/    0.65%       0.65%       0.65%        0.65%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --          0.65%/(e)/  0.65%/(e)/  0.65%/(e)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.18)%/(d)/  (0.13)%     (0.39)%     (0.28)%      (0.27)%/(d)/
 Portfolio Turnover
  Rate................   296.2%/(d)/   324.2%      290.7%      276.9%       299.0%/(d)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.20 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                         2005/(B)/    2004     2003    2002     2001/(E)/
                         ----         ----     ----    ----     ----
MIDCAP S&P 400 INDEX FUND
-------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $11.90      $10.95    $8.48   $9.13     $9.98
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.08        0.12     0.09    0.09      0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.59        1.05     2.45   (0.58)    (0.91)
                          ----        ----     ----   -----     -----
 Total From Investment
            Operations    0.67        1.17     2.54   (0.49)    (0.85)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.05)      (0.10)   (0.07)  (0.09)       --
 Distributions from
  Realized Gains......   (0.33)      (0.12)      --   (0.07)       --
 -----                   -----       -----            -----
   Total Dividends and
         Distributions   (0.38)      (0.22)   (0.07)  (0.16)       --
 ----                    -----       -----    -----   -----
Net Asset Value, End
 of Period............  $12.19      $11.90   $10.95   $8.48     $9.13
                        ======      ======   ======   =====     =====
Total Return..........    5.56%/(c)/ 10.74%   30.23%  (5.61)%   (8.24)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $197         $12      $11      $8        $9
 Ratio of Expenses to
  Average Net Assets..    0.15%/(d)/  0.15%    0.15%   0.15%     0.15%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.43%/(d)/  1.01%    1.03%   0.95%     0.90%/(d)/
 Portfolio Turnover
  Rate................    47.1%/(d)/  55.9%    41.4%   48.5%     63.4%/(d)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.10 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005/(B)/        2004        2003       2002        2001/(G)/
                         ----             ----        ----       ----        ----
MIDCAP VALUE FUND
-----------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $12.92          $11.77       $9.73      $9.96       $10.49
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.08            0.13        0.08       0.11         0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.45            1.15        2.07       0.04        (0.60)
                          ----            ----        ----       ----        -----
 Total From Investment
            Operations    1.53            1.28        2.15       0.15        (0.53)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)          (0.13)      (0.11)     (0.11)          --
 Distributions from
  Realized Gains......   (0.82)             --          --      (0.27)          --
 -----                   -----                                  -----
   Total Dividends and
         Distributions   (0.85)          (0.13)      (0.11)     (0.38)          --
 ----                    -----           -----       -----      -----
Net Asset Value, End
 of Period............  $13.60          $12.92      $11.77      $9.73        $9.96
                        ======          ======      ======      =====        =====
Total Return..........   12.18%/(c)(f)/  10.98%      22.33%      1.19%       (4.69)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10            $806         $92         $9           $9
 Ratio of Expenses to
  Average Net Assets..    0.65%/(d)/      0.59%       0.65%      0.64%        0.65%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --            0.67%/(e)/  0.65%/(e)/ 0.65%/(e)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.23%/(d)/      1.03%       0.86%      1.08%        0.99%/(d)/
 Portfolio Turnover
  Rate................   155.8%/(d)/     225.4%      186.5%     172.2%       122.3%/(d)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /During 2005, the Class experienced a significant withdrawal of monies. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal. In addition, the Class experienced a reimbursement from the Manager relating to a prior period expense adjustment. The total return amounts expressed herein are greater than those that would have been experienced without the reimbursement.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.05 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(B)/     2004      2003     2002    2001/(E)/
                          ----          ----      ----     ----    ----
MONEY MARKET FUND
-----------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $1.000       $1.000    $1.000   $1.000   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.010        0.009     0.009    0.016    0.027
                          -----        -----     -----    -----    -----
 Total From Investment
            Operations    0.010        0.009     0.009    0.016    0.027
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.010)      (0.009)   (0.009)  (0.016)  (0.027)
                         ------       ------    ------   ------   ------
   Total Dividends and
         Distributions   (0.010)      (0.009)   (0.009)  (0.016)  (0.027)
                         ------       ------    ------   ------   ------
Net Asset Value, End
 of Period............   $1.000       $1.000    $1.000   $1.000   $1.000
                         ======       ======    ======   ======   ======
Total Return..........     1.01%/(c)/   0.85%     0.89%    1.64%    2.71%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $92,564      $56,277   $23,684   $1,522     $186
 Ratio of Expenses to
  Average Net Assets..     0.40%/(d)/   0.40%     0.40%    0.40%    0.40%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.07%/(d)/   0.89%     0.78%    1.53%    3.39%/(d)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date operations commenced, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(B)/

PARTNERS GLOBAL EQUITY FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  (0.50)

 Total From Investment  (0.47)
 ----       Operations
Net Asset Value, End    $9.53
 of Period............

Total Return..........  (4.70)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $9,483
 Ratio of Expenses to
  Average Net Assets..  0.95%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  1.58%/(d)/
 Portfolio Turnover
  Rate................  52.1%/(d)/




/(a) /Calculated based on average shares outstanding during the period.
/(b) /Period from March 1, 2005, date operations commenced, through April 30,
  2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(B)/    2004/(E)/

PARTNERS INTERNATIONAL FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.89       $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.09         0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.87         0.83

 Total From Investment
            Operations  0.96         0.89

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.05)       --
 Distributions from     (0.09)       --
  R----zed Gains......

   Total Dividends and  (0.14)       --
   ----  Distributions

Net Asset Value, End    $11.71       $10.89
 of Period............

Total Return..........  8.76%/(c)/   8.90%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $372,204     $193,488
 Ratio of Expenses to
  Average Net Assets..  1.10%/(d)/   1.09%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........  --           1.10%/(d)(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  1.55%/(d)/   (0.63)%/(d)/
 Portfolio Turnover
  Rate................  169.5%/(d)/  78.8%/(d)/




/(a) /Calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.
/(f) /Expense ratio without commission rebates.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                                                      2005/(B)/      2004          2003          2002        2001/(F)/
                                                      ----           ----          ----          ----        ----
PARTNERS LARGECAP BLEND FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value, Beginning of Period.............    $10.14         $9.40         $8.17         $9.11       $10.40
Income from Investment Operations:
 Net Investment Income (Operating Loss) /(a)/ ...      0.08          0.08          0.10          0.06         0.07
 Net Realized and Unrealized Gain (Loss) on
  Investments....................................      0.28          0.75          1.17         (0.93)       (1.34)
                                                       ----          ----          ----         -----        -----
                 Total From Investment Operations      0.36          0.83          1.27         (0.87)       (1.27)
Less Dividends and Distributions:
 Dividends from Net Investment Income............     (0.10)        (0.09)        (0.04)        (0.07)       (0.02)
 Distributions from Realized Gains...............     (0.57)           --            --            --           --
  -----                                               -----
                Total Dividends and Distributions     (0.67)        (0.09)        (0.04)        (0.07)       (0.02)
                                                      -----         -----         -----         -----        -----
Net Asset Value, End of Period...................     $9.83        $10.14         $9.40         $8.17        $9.11
                                                      =====        ======         =====         =====        =====
Total Return.....................................      3.35%/(c)/    8.84%        15.68%        (9.66)%     (11.57)%/(c)/
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)........  $486,632      $464,035      $289,273      $138,527      $15,058
 Ratio of Expenses to Average Net Assets.........      0.75%/(d)/    0.72%         0.74%         0.73%        0.75%/(d)/
 Ratio of Gross Expenses to Average Net Assets...        --          0.75%/(e)/    0.75%/(e)/    0.75%/(e)/     --
 Ratio of Net Investment Income to Average Net
  Assets.........................................      1.59%/(d)/    0.85%         1.13%         1.23%        1.15%/(d)/
 Portfolio Turnover Rate.........................      53.4%/(d)/    93.9%         41.7%         71.9%        59.4%/(d)/





/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Institutional shares incurred an unrealized gain of $.40 per share from November 29, 2000 through December 5, 2000.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(B)/    2004        2003         2002      2001/(F)/
                        ----         ----        ----         ----      ----
PARTNERS LARGECAP BLEND FUND I
------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $7.72       $7.13       $6.03        $7.55      $8.88
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   0.08        0.08        0.08         0.07       0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   0.15        0.59        1.09        (1.51)     (1.38)
                         ----        ----        ----        -----      -----
 Total From Investment
            Operations   0.23        0.67        1.17        (1.44)     (1.33)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.06)      (0.08)      (0.07)       (0.08)        --
 Distributions from
  Realized Gains......  (0.04)         --          --           --         --
 -----                  -----
   Total Dividends and
         Distributions  (0.10)      (0.08)      (0.07)       (0.08)        --
 ----                   -----       -----       -----        -----
Net Asset Value, End
 of Period............  $7.85       $7.72       $7.13        $6.03      $7.55
                        =====       =====       =====        =====      =====
Total Return..........   2.92%/(c)/  9.42%      19.52%      (19.29)%   (15.07)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $9          $9          $8           $7         $8
 Ratio of Expenses to
  Average Net Assets..   0.45%/(d)/  0.45%       0.44%        0.45%      0.45%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........     --        0.45%/(e)/  0.45%/(e)/     --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..   2.05%/(d)/  1.10%       1.21%        1.05%      0.96%/(d)/
 Portfolio Turnover
  Rate................   72.3%/(d)/  76.5%       82.9%        89.4%      71.7%/(d)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.11 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005/(B)/    2004       2003/(F)/
                         ----         ----       ----
PARTNERS LARGECAP GROWTH FUND
-----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $11.85      $12.03      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.04          --        0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.12       (0.18)       2.02
                          ----       -----        ----
 Total From Investment
            Operations    0.16       (0.18)       2.03

Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.68)         --          --
 ----
   Total Dividends and
         Distributions   (0.68)         --          --
 ----                    -----
Net Asset Value, End
 of Period............  $11.33      $11.85      $12.03
                        ======      ======      ======
Total Return..........    1.11%/(c)/ (1.50)%     20.30%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $5,097      $5,331      $5,414
 Ratio of Expenses to
  Average Net Assets..    1.00%/(d)/  0.98%       0.97%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --        1.00%/(e)/  1.00%/(d)(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.74%/(d)/  0.04%       0.06%/(d)/
 Portfolio Turnover
  Rate................    99.9%/(d)/ 129.3%       64.8%/(d)/




/(a) /Calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(B)/      2004          2003          2002      2001/(F)/
                           ----           ----          ----          ----      ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $7.28         $7.00         $6.09         $7.50     $10.30
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.04          0.02          0.02            --         --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........        --          0.28          0.90         (1.41)     (2.80)
   ---                                    ----          ----         -----      -----
 Total From Investment
            Operations      0.04          0.30          0.92         (1.41)     (2.80)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.04)        (0.02)        (0.01)           --         --
  -----                    -----         -----         -----
   Total Dividends and
         Distributions     (0.04)        (0.02)        (0.01)           --         --
  -----                    -----         -----         -----
Net Asset Value, End
 of Period............     $7.28         $7.28         $7.00         $6.09      $7.50
                           =====         =====         =====         =====      =====
Total Return..........      0.52%/(c)/    4.28%        15.14%       (18.80)%   (25.63)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $642,453      $625,707      $513,520      $289,691    $11,239
 Ratio of Expenses to
  Average Net Assets..      0.75%/(d)/    0.68%         0.75%         0.75%      0.75%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --          0.75%/(e)/    0.75%/(e)/      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.12%/(d)/    0.23%         0.39%         0.25%     (0.01)%/(d)/
 Portfolio Turnover
  Rate................      75.4%/(d)/   157.8%        130.9%        182.9%     104.8%/(d)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Institutional shares incurred an unrealized gain of $.30 per share from November 28, 2000 through December 5, 2000.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(B)/      2004       2003      2002      2001/(E)/
                           ----           ----       ----      ----      ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $7.76         $7.30      $6.19     $7.44     $10.67
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.03         (0.01)        --        --      (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.07          0.47       1.11     (1.25)     (3.21)
                            ----          ----       ----     -----      -----
 Total From Investment
            Operations      0.10          0.46       1.11     (1.25)     (3.23)

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.03)           --         --        --         --
                                            --         --        --         --
 Distributions from
  Realized Gains......     (0.13)           --         --        --         --
 ------
   Total Dividends and
         Distributions     (0.16)           --         --        --         --
 ------                    -----
Net Asset Value, End
 of Period............     $7.70         $7.76      $7.30     $6.19      $7.44
                           =====         =====      =====     =====      =====
Total Return..........      1.13%/(c)/    6.30%     17.93%   (16.80)%   (29.18)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $624,074      $170,809    $56,784    $3,266     $3,193
 Ratio of Expenses to
  Average Net Assets..      1.00%/(d)/    1.00%      1.00%     1.00%      1.00%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.68%/(d)/   (0.10)%    (0.05)%   (0.07)%    (0.23)%/(d)/
 Portfolio Turnover
  Rate................      64.2%/(d)/   124.7%     193.9%    176.7%     153.6%/(d)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Institutional shares recognized $.01 of net investment income per share from November 30, 2000 through December 5, 2000. In addition, Institutional shares incurred an unrealized gain of $.66 per share, during the initial interim period.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                                                      2005/(B)/        2004          2003          2002        2001/(F)/
                                                      ----             ----          ----          ----        ----
PARTNERS LARGECAP VALUE FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value, Beginning of Period...........      $12.67          $11.42         $9.39        $10.45       $10.41
Income from Investment Operations:
 Net Investment Income (Operating Loss) /(a)/ .        0.12            0.18          0.18          0.11         0.04
 Net Realized and Unrealized Gain (Loss) on
  Investments..................................        0.49            1.24          1.95         (1.07)        0.03
                                                       ----            ----          ----         -----         ----
               Total From Investment Operations        0.61            1.42          2.13         (0.96)        0.07
Less Dividends and Distributions:
 Dividends from Net Investment Income..........       (0.18)          (0.17)        (0.10)        (0.06)       (0.03)
 Distributions from Realized Gains.............       (0.10)             --            --         (0.04)          --
  ------                                              -----                                       -----
              Total Dividends and Distributions       (0.28)          (0.17)        (0.10)        (0.10)       (0.03)
                                                      -----           -----         -----         -----        -----
Net Asset Value, End of Period.................      $13.00          $12.67        $11.42         $9.39       $10.45
                                                     ======          ======        ======         =====       ======
Total Return...................................        4.79%/(c)/     12.56%        22.86%        (9.32)%       2.21%/(c)/
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)......  $1,250,018      $1,170,226      $964,633      $441,889      $23,921
 Ratio of Expenses to Average Net Assets.......        0.80%/(d)/      0.78%         0.77%         0.80%        0.80%/(d)/
 Ratio of Gross Expenses to Average Net Assets.          --            0.80%/(e)/    0.80%/(e)/    0.80%/(e)/     --
 Ratio of Net Investment Income to Average Net
  Assets.......................................        1.79%/(d)/      1.50%         1.79%         1.59%        1.33%/(d)/
 Portfolio Turnover Rate.......................        25.8%/(d)/      26.4%         16.2%          7.8%        19.5%/(d)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Institutional shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.40 per share, from November 27, 2000 through December 5, 2000.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(B)/   2004/(E)/

PARTNERS LARGECAP VALUE FUND I
------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.53      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.08        0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.48        0.48

 Total From Investment
            Operations  0.56        0.53

Less Dividends and
 Distributions:
 Dividends from Net     (0.04)      --
 ------tment Income...
   Total Dividends and  (0.04)      --
 ----    Distributions

Net Asset Value, End    $11.05      $10.53
 of Period............

Total Return..........  5.34%/(c)/  5.30%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $184,095    $5,225
 Ratio of Expenses to
  Average Net Assets..  0.80%/(d)/  0.80%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  1.50%/(d)/  1.22%/(d)/
 Portfolio Turnover
  Rate................  38.6%/(d)/  32.7%/(d)/




/(a) /Calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                        2005/(B)/

PARTNERS LARGECAP VALUE FUND II
-------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  (0.32)

 Total From Investment  (0.25)
   ----     Operations
Net Asset Value, End    $9.75
 of Period............

Total Return..........  (2.50)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $180,175
 Ratio of Expenses to
  Average Net Assets..  0.85%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  2.11%/(d)/
 Portfolio Turnover
  Rate................  4.4%/(d)/




/(a) /Calculated based on average shares outstanding during the period.
/(b) /Period from December 29, 2004 date operations commenced, through April 30,
  2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005/(B)/     2004        2003         2002      2001/(F)/
                         ----          ----        ----         ----      ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $7.45        $7.20       $5.10        $6.31      $8.27
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.02)       (0.04)      (0.04)       (0.05)      0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.31         0.29        2.14        (1.16)     (2.00)
                          ----         ----        ----        -----      -----
 Total From Investment
            Operations    0.29         0.25        2.10        (1.21)     (1.96)
                          ----         ----        ----        -----      -----
Net Asset Value, End
 of Period............   $7.74        $7.45       $7.20        $5.10      $6.31
                         =====        =====       =====        =====      =====
Total Return..........    3.89%/(c)/   3.47%      41.18%      (19.18)%   (24.07)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $9           $9          $8           $6         $7
 Ratio of Expenses to
  Average Net Assets..    1.00%/(d)/   0.89%       0.99%        1.00%      1.00%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         1.00%/(e)/  1.00%/(e)/     --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.62)%/(d)/ (0.60)%     (0.76)%      (0.78)%    (0.77)%/(d)/
 Portfolio Turnover
  Rate................   122.0%/(d)/  163.7%      163.3%       225.6%     347.3%/(d)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.24 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(B)/     2004/(E)/

PARTNERS MIDCAP GROWTH FUND I
-----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.18        $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  (0.02)        (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.39          0.22

 Total From Investment  0.37          0.18
            Operations

Net Asset Value, End    $10.55        $10.18
 of Period............

Total Return..........  3.63%/(c)/    1.80%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $222,628      $128,884
 Ratio of Expenses to
  Average Net Assets..  1.00%/(d)/    0.98%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........  --            1.00%/(d)(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  (0.35)%/(d)/  (0.49)%/(d)/
 Portfolio Turnover
  Rate................  73.7%/(d)/    91.1%/(d)/




/(a) /Calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.
/(f) /Expense ratio without commission rebates.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(B)/

PARTNERS MIDCAP GROWTH FUND II
------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  (0.41)

 Total From Investment  (0.44)
            Operations
Net Asset Value, End    $9.56
 of Period............

Total Return..........  (4.40)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $375,940
 Ratio of Expenses to
  Average Net Assets..  1.00%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  (0.97)%/(d)/
 Portfolio Turnover
  Rate................  145.0%/(d)/




/(a) /Calculated based on average shares outstanding during the period.
/(b) /Period from December 29, 2004, date operations commenced, through April
  30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(B)/      2004         2003         2002     2001/(F)/
                           ----           ----         ----         ----     ----
PARTNERS MIDCAP VALUE FUND
--------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $13.92        $12.04        $9.34        $9.43    $10.14
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.01          0.02         0.01        (0.02)     0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.89          2.03         2.69        (0.04)    (0.73)
                            ----          ----         ----        -----     -----
 Total From Investment
            Operations      0.90          2.05         2.70        (0.06)    (0.70)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --         (0.01)          --        (0.01)    (0.01)
 Distributions from
  Realized Gains......     (0.98)        (0.16)          --           --        --
 Tax Return of Capital
  Distribution........        --            --           --        (0.02)       --
 ------
   Total Dividends and
         Distributions     (0.98)        (0.17)          --        (0.03)    (0.01)
  ----                     -----         -----                     -----     -----
Net Asset Value, End
 of Period............    $13.84        $13.92       $12.04        $9.34     $9.43
                          ======        ======       ======        =====     =====
Total Return..........      6.34%/(c)/   17.15%       28.91%       (0.67)%   (6.28)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $329,066      $215,174      $78,679      $21,210    $2,956
 Ratio of Expenses to
  Average Net Assets..      1.00%/(d)/    0.97%        0.98%        1.00%     1.00%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --          1.00%/(e)/   1.00%/(e)/     --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.13%/(d)/    0.19%        0.07%          --      0.44%/(d)/
 Portfolio Turnover
  Rate................      38.6%/(d)/    49.9%        49.7%        80.0%    224.9%/(d)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Institutional shares recognized $.01 of net investment income per share from November 28, 2000 through December 5, 2000. In addition, Institutional shares incurred an unrealized gain of $.13 per share, during the initial interim period.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(B)/   2004/(E)/

PARTNERS MIDCAP VALUE FUND I
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $11.46      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.03        0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.81        1.41

 Total From Investment
            Operations  0.84        1.46

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.05)      --
 Distributions from     (0.13)      --
  R----zed Gains......

   Total Dividends and  (0.18)      --
   ----  Distributions

Net Asset Value, End    $12.12      $11.46
 of Period............

Total Return..........  7.35%/(c)/  14.60%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $405,273    $302,583
 Ratio of Expenses to
  Average Net Assets..  1.00%/(d)/  1.00%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  0.46%/(d)/  0.57%/(d)/
 Portfolio Turnover
  Rate................  58.8%/(d)/  66.0%/(d)/




/(a) /Calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from December 29, 2003, date operations commenced, through October
  31, 2004.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(B)/     2004        2003/(F)/

PARTNERS SMALLCAP BLEND FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $14.95        $13.62      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  (0.01)        0.07        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.05          2.07        3.62

 Total From Investment
            Operations  0.04          2.14        3.62
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.03)        --          --
 Distributions from     (0.25)        (0.81)      --
 ----lized Gains......

   Total Dividends and  (0.28)        (0.81)      --
 ----    Distributions

Net Asset Value, End    $14.71        $14.95      $13.62
 of Period............

Total Return..........  0.13%/(c)/    16.50%      36.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $189,972      $159,678    $4,868
 Ratio of Expenses to
  Average Net Assets..  1.00%/(d)/    0.94%       0.97%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........  --            1.00%/(e)/  1.00%/(d)(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  (0.08)%/(d)/  0.53%       (0.04)%/(d)/
 Portfolio Turnover
  Rate................  141.9%/(d)/   117.5%      111.5%/(d)/




/(a) /Calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(B)/      2004         2003         2002      2001/(F)/
                          ----           ----         ----         ----      ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $7.78         $7.10        $5.12        $7.35      $9.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.03)        (0.07)       (0.05)       (0.04)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.25)         0.75         2.03        (2.19)     (2.43)
                          -----          ----         ----        -----      -----
 Total From Investment
            Operations    (0.28)         0.68         1.98        (2.23)     (2.47)
                          -----          ----         ----        -----      -----
Net Asset Value, End
 of Period............    $7.50         $7.78        $7.10        $5.12      $7.35
                          =====         =====        =====        =====      =====
Total Return..........    (3.60)%/(c)/   9.58%       38.67%      (30.34)%   (23.36)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $78,870       $71,754      $60,637      $91,760     $5,591
 Ratio of Expenses to
  Average Net Assets..     1.10%/(d)/    1.10%        1.09%        1.10%      1.10%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --          1.10%/(e)/   1.10%/(e)/     --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.86)%/(d)/  (0.92)%      (0.89)%      (0.90)%    (0.78)%/(d)/
 Portfolio Turnover
  Rate................     85.3%/(d)/    94.6%       333.6%       110.9%     161.1%/(d)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Institutional shares incurred an unrealized loss of $.18 per share from November 28, 2000 through December 5, 2000.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(B)/       2004          2003        2002        2001/(F)/
                           ----            ----          ----        ----        ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $8.08          $7.88         $5.72       $6.27       $10.85
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.03)         (0.05)        (0.04)      (0.12)       (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.08           0.29          2.20       (0.43)       (4.54)
                            ----           ----          ----       -----        -----
 Total From Investment
            Operations      0.05           0.24          2.16       (0.55)       (4.58)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.22)         (0.04)           --          --           --
 ------                    -----          -----
   Total Dividends and
         Distributions     (0.22)         (0.04)           --          --           --
 ------                    -----          -----
Net Asset Value, End
 of Period............     $7.91          $8.08         $7.88       $5.72        $6.27
                           =====          =====         =====       =====        =====
Total Return..........      0.42%/(c)/     3.11%        37.76%      (8.77)%     (41.04)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $327,946       $264,397      $162,128      $7,077       $1,166
 Ratio of Expenses to
  Average Net Assets..      1.00%/(d)/     0.96%         0.95%       0.99%        1.00%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --           1.00%/(e)/    1.00%/(e)/  1.00%/(e)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.74)%/(d)/   (0.66)%       (0.57)%     (0.70)%      (0.48)%/(d)/
 Portfolio Turnover
  Rate................      48.1%/(d)/     69.4%        115.9%      120.1%       159.8%/(d)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Institutional shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.84 per share from November 29, 2000 through December 5, 2000.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(B)/     2004/(E)/

PARTNERS SMALLCAP GROWTH FUND III
---------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $9.62         $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  (0.03)        (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  (0.14)        (0.35)

 Total From Investment  (0.17)        (0.38)
            Operations

Net Asset Value, End    $9.45         $9.62
 of Period............

Total Return..........  (1.77)%/(c)/  (3.80)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $100,325      $4,770
 Ratio of Expenses to
  Average Net Assets..  1.10%/(d)/    0.98%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........  --            1.10%/(d)(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  (0.62)%/(d)/  (0.68)%/(d)/
 Portfolio Turnover
  Rate................  44.6%/(d)/    51.3%/(d)/




/(a) /Calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.
/(f) /Expense ratio without commission rebates.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2005/(B)/       2004          2003        2002     2001/(F)/
                           ----            ----          ----        ----     ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $15.03         $13.21         $9.60      $10.00    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............        --           0.01            --       (0.04)       --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.83           1.81          3.70       (0.21)       --
 ----                       ----           ----          ----       -----
 Total From Investment
            Operations      0.83           1.82          3.70       (0.25)       --
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......        --             --         (0.09)      (0.15)       --
 ------                                                 -----       -----
   Total Dividends and
         Distributions        --             --         (0.09)      (0.15)       --
 ------                                                 -----       -----
Net Asset Value, End
 of Period............    $15.86         $15.03        $13.21       $9.60    $10.00
                          ======         ======        ======       =====    ======
Total Return..........      5.55%/(c)/    13.79%        38.87%      (2.72)%    0.00%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $258,617       $231,413      $174,262    $133,400    $5,682
 Ratio of Expenses to
  Average Net Assets..      1.00%/(d)/     0.97%         1.00%       1.00%     1.00%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --           1.00%/(e)/      --          --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.02)%/(d)/    0.07%        (0.04)%     (0.20)%   (0.07)%/(d)/
 Portfolio Turnover
  Rate................      63.6%/(d)/     26.3%         44.1%       27.9%     58.0%/(d)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from March 1, 2001, date operations commenced, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                        2005/(B)/   2004        2003/(F)/

PARTNERS SMALLCAP VALUE FUND I
------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $15.95      $13.99      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.04        0.05        0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.42        2.57        3.91

 Total From Investment
            Operations  0.46        2.62        3.99
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.03)      (0.06)      --
 Distributions from     (0.90)      (0.60)      --
  ----ized Gains......

   Total Dividends and  (0.93)      (0.66)      --
  ----   Distributions

Net Asset Value, End    $15.48      $15.95      $13.99
 of Period............

Total Return..........  2.52%/(c)/  19.39%      39.90%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $155,622    $104,765    $51,198
 Ratio of Expenses to
  Average Net Assets..  1.00%/(d)/  1.00%       1.00%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........  --          1.00%/(e)/  1.00%/(d)(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  0.46%/(d)/  0.32%       0.73%/(d)/
 Portfolio Turnover
  Rate................  18.5%/(d)/  46.7%       67.2%/(d)/




/(a) /Calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                        2005/(B)/   2004/(E)/

PARTNERS SMALLCAP VALUE FUND II
-------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.35      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.01        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.26        0.35

 Total From Investment
            Operations  0.27        0.35
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.01)      --
 Distributions from     (0.04)      --
  ----ized Gains......

   Total Dividends and  (0.05)      --
  ----   Distributions

Net Asset Value, End    $10.57      $10.35
 of Period............

Total Return..........  2.52%/(c)/  3.50%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $42,671     $20,666
 Ratio of Expenses to
  Average Net Assets..  1.00%/(d)/  1.00%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  0.07%/(d)/  0.00%/(d)/
 Portfolio Turnover
  Rate................  47.3%/(d)/  4.8%/(d)/




/(a) /Calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(B)/      2004       2003     2002/(E)/
                           ----           ----       ----     ----
PREFERRED SECURITIES FUND
-------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $11.34        $11.21     $10.30    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(//a//)/ ..........      0.30          0.65       0.61      0.24
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.16)        (0.07)      0.40      0.06
                           -----         -----       ----      ----
 Total From Investment
            Operations      0.14          0.58       1.01      0.30
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.69)        (0.45)     (0.10)       --
 ----                      -----         -----      -----
   Total Dividends and
         Distributions     (0.69)        (0.45)     (0.10)       --
 ----                      -----         -----      -----
Net Asset Value, End
 of Period............    $10.79        $11.34     $11.21    $10.30
                          ======        ======     ======    ======
Total Return..........      1.22%/(c)/    5.32%      9.84%     3.00%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $236,429      $202,386   $121,828   $12,849
 Ratio of Expenses to
  Average Net Assets..      0.75%/(d)/    0.75%      0.75%     0.75%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      5.86%/(d)/    5.83%      5.68%     7.04%/(d)/
 Portfolio Turnover
  Rate................      16.8%/(d)/    14.0%      31.1%     11.3%/(d)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended June 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from May 1, 2002, date operations commenced, through October 31,
  2002.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(C)/      2004       2003      2002     2001/(F)/
                           ----           ----       ----      ----     ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $11.61        $10.63      $9.40     $9.87    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.24          0.20       0.14      0.20      0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.16          0.95       1.25     (0.51)    (0.21)
                            ----          ----       ----     -----     -----
 Total From Investment
            Operations      0.40          1.15       1.39     (0.31)    (0.13)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.25)        (0.17)     (0.16)    (0.16)       --

 Distributions from
  Realized Gains......     (0.10)           --         --        --        --
 ------
   Total Dividends and
         Distributions     (0.35)        (0.17)     (0.16)    (0.16)       --
 ----                      -----         -----      -----     -----
Net Asset Value, End
 of Period............    $11.66        $11.61     $10.63     $9.40     $9.87
                          ======        ======     ======     =====     =====
Total Return..........      3.43%/(d)/   10.97%     15.00%    (3.25)%   (1.30)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $302,487      $226,885   $112,143   $35,188    $4,339
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.12%/(e)/    0.12%      0.12%     0.12%     0.12%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      4.16%/(e)/    1.80%      1.41%     2.84%     3.44%/(e)/
 Portfolio Turnover
  Rate................      14.8%/(e)/    34.3%      47.8%     17.6%      2.2%/(e)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(C)/      2004       2003      2002     2001/(F)/
                           ----           ----       ----      ----     ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $11.49        $10.55      $9.14     $9.72    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.23          0.18       0.12      0.19      0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.25          0.95       1.42     (0.63)    (0.32)
                            ----          ----       ----     -----     -----
 Total From Investment
            Operations      0.48          1.13       1.54     (0.44)    (0.28)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.24)        (0.19)     (0.13)    (0.14)       --
                                                                           --
 Distributions from
  Realized Gains......     (0.09)           --         --        --        --
 ------
   Total Dividends and
         Distributions     (0.33)        (0.19)     (0.13)    (0.14)       --
 ----                      -----         -----      -----     -----
Net Asset Value, End
 of Period............    $11.64        $11.49     $10.55     $9.14     $9.72
                          ======        ======     ======     =====     =====
Total Return..........      4.12%/(d)/   10.85%     17.14%    (4.67)%   (2.80)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $458,870      $322,168   $145,767   $42,265    $2,820
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.12%/(e)/    0.12%      0.12%     0.12%     0.12%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.99%/(e)/    1.63%      1.25%     2.34%     2.81%/(e)/
 Portfolio Turnover
  Rate................       4.3%/(e)/    27.0%      41.1%     12.3%      4.0%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(C)/      2004       2003         2002     2001/(G)/
                           ----           ----       ----         ----     ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $11.17        $10.21      $8.77        $9.53    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.21          0.15       0.09         0.17      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.28          0.96       1.48        (0.79)    (0.50)
                            ----          ----       ----        -----     -----
 Total From Investment
            Operations      0.49          1.11       1.57        (0.62)    (0.47)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.21)        (0.15)     (0.13)       (0.14)       --
 Distributions from
  Realized Gains......     (0.08)           --         --           --        --
 ------                    -----
   Total Dividends and
         Distributions     (0.29)        (0.15)     (0.13)       (0.14)       --
 ----                      -----         -----      -----        -----
Net Asset Value, End
 of Period............    $11.37        $11.17     $10.21        $8.77     $9.53
                          ======        ======     ======        =====     =====
Total Return..........      4.40%/(d)/   10.98%     18.16%       (6.63)%   (4.70)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $380,270      $282,813   $147,968      $31,841    $3,816
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.12%/(e)/    0.12%      0.12%        0.12%     0.12%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.70%/(e)/    1.42%      0.97%        1.91%     2.29%/(e)/
 Portfolio Turnover
  Rate................       9.0%/(e)/    30.7%      52.4%/(f)/   19.9%     60.2%/(e)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Portfolio turnover rate excludes approximately $22,287,000 of securities from the acquisition of Balanced Fund and $22,287,000 from portfolio realignment.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(C)/      2004      2003      2002     2001/(F)/
                           ----           ----      ----      ----     ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $11.17        $10.22     $8.68     $9.58    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.19          0.12      0.07      0.16      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.33          0.98      1.56     (0.92)    (0.44)
                            ----          ----      ----     -----     -----
 Total From Investment
            Operations      0.52          1.10      1.63     (0.76)    (0.42)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.19)        (0.15)    (0.09)    (0.13)       --
 Distributions from
  Realized Gains......     (0.08)           --        --     (0.01)       --
 ------                    -----                             -----
   Total Dividends and
         Distributions     (0.27)        (0.15)    (0.09)    (0.14)       --
 ----                      -----         -----     -----     -----
Net Asset Value, End
 of Period............    $11.42        $11.17    $10.22     $8.68     $9.58
                          ======        ======    ======     =====     =====
Total Return..........      4.60%/(d)/   10.84%    19.06%    (8.12)%   (4.20)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $162,652      $108,127   $47,706   $15,314    $2,969
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.12%/(e)/    0.12%     0.12%     0.12%     0.12%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.30%/(e)/    1.07%     0.78%     1.53%     1.77%/(e)/
 Portfolio Turnover
  Rate................      14.0%/(e)/    40.0%     46.0%     19.6%    316.2%/(e)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(C)/     2004      2003     2002     2001/(F)/
                          ----          ----      ----     ----     ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.66        $9.73     $8.14    $9.22    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.17         0.09      0.04     0.15      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.35         0.95      1.62    (1.09)    (0.80)
                           ----         ----      ----    -----     -----
 Total From Investment
            Operations     0.52         1.04      1.66    (0.94)    (0.78)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.17)       (0.11)    (0.07)   (0.14)       --
 Distributions from
  Realized Gains......    (0.07)          --        --       --        --
 -----                    -----
   Total Dividends and
         Distributions    (0.24)       (0.11)    (0.07)   (0.14)       --
 ----                     -----        -----     -----    -----
Net Asset Value, End
 of Period............   $10.94       $10.66     $9.73    $8.14     $9.22
                         ======       ======     =====    =====     =====
Total Return..........     4.83%/(d)/  10.77%    20.54%  (10.45)%   (7.80)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $83,998      $58,284   $30,633   $6,045    $2,265
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.12%/(e)/   0.12%     0.12%    0.12%     0.12%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.02%/(e)/   0.90%     0.43%    1.19%     1.09%/(e)/
 Portfolio Turnover
  Rate................      9.9%/(e)/   44.9%     45.7%    25.4%     59.0%/(e)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(C)/      2004      2003      2002     2001/(F)/
                           ----           ----      ----      ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $11.73        $10.77     $9.72    $10.03    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.25          0.22      0.16      0.19      0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.09          0.94      1.04     (0.32)    (0.05)
                            ----          ----      ----     -----     -----
 Total From Investment
            Operations      0.34          1.16      1.20     (0.13)     0.03
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.24)        (0.20)    (0.14)    (0.18)       --
 Distributions from
  Realized Gains......     (0.13)           --     (0.01)       --        --
 ------                    -----                   -----
   Total Dividends and
         Distributions     (0.37)        (0.20)    (0.15)    (0.18)       --
 ----                      -----         -----     -----     -----
Net Asset Value, End
 of Period............    $11.70        $11.73    $10.77     $9.72    $10.03
                          ======        ======    ======     =====    ======
Total Return..........      2.89%/(d)/   10.92%    12.41%    (1.36)%    0.30%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $150,290      $109,104   $51,310   $16,909    $1,623
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.12%/(e)/    0.12%     0.12%     0.12%     0.12%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      4.24%/(e)/    1.95%     1.50%     2.97%     3.44%/(e)/
 Portfolio Turnover
  Rate................      50.3%/(e)/    34.1%     43.9%     46.2%    103.3%/(e)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(B)/      2004         2003     2002    2001/(F)/
                           ----           ----         ----     ----    ----
REAL ESTATE SECURITIES FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $18.44        $14.56       $11.17   $10.50   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.19          0.41         0.54     0.45     0.35
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.42          4.01         3.20     0.63     0.15
                            ----          ----         ----     ----     ----
 Total From Investment
            Operations      1.61          4.42         3.74     1.08     0.50
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.38)        (0.40)       (0.35)   (0.41)      --
 Distributions from
  Realized Gains......     (1.05)        (0.14)          --       --       --
 -----                     -----         -----
   Total Dividends and
         Distributions     (1.43)        (0.54)       (0.35)   (0.41)      --
 ----                      -----         -----        -----    -----
Net Asset Value, End
 of Period............    $18.62        $18.44       $14.56   $11.17   $10.50
                          ======        ======       ======   ======   ======
Total Return..........      8.76%/(c)/   31.21%       34.31%   10.38%    4.17%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $299,338      $253,838      $97,960      $11      $11
 Ratio of Expenses to
  Average Net Assets..      0.85%/(d)/    0.85%        0.85%    0.85%    0.85%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --          0.85%/(e)/     --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.15%/(d)/    2.53%        4.08%    3.91%    4.91%/(d)/
 Portfolio Turnover
  Rate................      31.9%/(d)/    67.9%        35.4%    46.3%    77.5%/(d)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized gain of $.06 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005/(C)/    2004     2003     2002    2001/(F)/
                         ----         ----     ----     ----    ----
SHORT-TERM BOND FUND
--------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.23      $10.38   $10.39   $10.54   $10.25
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.26        0.30     0.39     0.47     0.38
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.23)      (0.09)   (0.02)   (0.04)    0.30
                         -----       -----    -----    -----     ----
 Total From Investment
            Operations    0.03        0.21     0.37     0.43     0.68
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.17)      (0.32)   (0.38)   (0.47)   (0.39)
 Distributions from
  Realized Gains......      --       (0.04)      --    (0.11)      --
 -----                               -----             -----
   Total Dividends and
         Distributions   (0.17)      (0.36)   (0.38)   (0.58)   (0.39)
                         -----       -----    -----    -----    -----
Net Asset Value, End
 of Period............  $10.09      $10.23   $10.38   $10.39   $10.54
                        ======      ======   ======   ======   ======
Total Return..........    0.30%/(d)/  2.06%    3.62%    4.29%    6.67%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,248         $10      $10   $9,450   $1,214
 Ratio of Expenses to
  Average Net Assets..    0.69%/(e)/  0.40%    0.40%    0.40%    0.40%/(e)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............    0.40%/(e)/    --       --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.58%/(e)/  2.92%    3.73%    4.54%    5.59%/(e)/
 Portfolio Turnover
  Rate................    71.9%/(e)/  61.5%    72.3%   105.8%    68.4%/(e)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.01 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(B)/     2004        2003        2002       2001/(F)/
                          ----          ----        ----        ----       ----
SMALLCAP BLEND FUND
-------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $14.38       $13.21       $9.60      $10.44      $10.46
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.02         0.07        0.05        0.03        0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.65         1.13        3.56       (0.78)      (0.07)
                           ----         ----        ----       -----       -----
 Total From Investment
            Operations     0.67         1.20        3.61       (0.75)      (0.02)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --           --          --       (0.06)         --
 Distributions from
  Realized Gains......    (0.85)       (0.03)         --       (0.02)         --
 Tax Return of Capital
  Distributions.......       --           --          --       (0.01)         --
 -----                                                         -----
   Total Dividends and
         Distributions    (0.85)       (0.03)         --       (0.09)         --
 -----                    -----        -----                   -----
Net Asset Value, End
 of Period............   $14.20       $14.38      $13.21       $9.60      $10.44
                         ======       ======      ======       =====      ======
Total Return..........     4.40%/(c)/   9.09%      37.60%      (7.34)%     (0.10)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $19,855      $15,702      $9,318      $4,681         $10
 Ratio of Expenses to
  Average Net Assets..     0.75%/(d)/   0.75%       0.75%       0.74%       0.75%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         0.75%/(e)/  0.75%/(e)/  0.75%/(e)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.34%/(d)/   0.47%       0.48%       0.66%       0.71%/(d)/
 Portfolio Turnover
  Rate................    111.8%/(d)/   98.5%      113.2%      108.8%      123.5%/(d)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.07 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005/(B)/     2004        2003      2002        2001/(F)/
                         ----          ----        ----      ----        ----
SMALLCAP GROWTH FUND
--------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $7.79        $7.48       $4.91     $7.35        $9.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.01)       (0.01)         --        --        (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.01)        0.32        2.57     (2.08)       (1.70)
                         -----         ----        ----     -----        -----
 Total From Investment
            Operations   (0.02)        0.31        2.57     (2.08)       (1.71)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.40)          --          --     (0.36)          --
 -----                   -----                              -----
   Total Dividends and
         Distributions   (0.40)          --          --     (0.36)          --
 -----                   -----                              -----
Net Asset Value, End
 of Period............   $7.37        $7.79       $7.48     $4.91        $7.35
                         =====        =====       =====     =====        =====
Total Return..........   (0.75)%/(c)/  4.14%      52.34%   (30.33)%     (17.97)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $8           $8          $8    $4,344         $560
 Ratio of Expenses to
  Average Net Assets..    0.75%/(d)/   0.73%       0.75%     0.75%        0.75%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         0.75%/(e)/    --      0.75%/(e)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.19)%/(d)/ (0.12)%     (0.08)%   (0.31)%      (0.45)%/(d)/
 Portfolio Turnover
  Rate................   203.1%/(d)/  194.9%      270.1%    255.3%       178.3%/(d)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.17 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(B)/     2004      2003     2002     2001/(E)/
                          ----          ----      ----     ----     ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $14.73       $12.70     $9.59   $10.19    $10.74
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.06         0.13      0.08     0.07      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.33         1.95      3.07    (0.47)    (0.60)
                           ----         ----      ----    -----     -----
 Total From Investment
            Operations     0.39         2.08      3.15    (0.40)    (0.55)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.06)       (0.05)    (0.04)   (0.06)       --
 Distributions from
  Realized Gains......    (0.36)          --        --    (0.14)       --
 -----                    -----                           -----
   Total Dividends and
         Distributions    (0.42)       (0.05)    (0.04)   (0.20)       --
 ----                     -----        -----     -----    -----
Net Asset Value, End
 of Period............   $14.70       $14.73    $12.70    $9.59    $10.19
                         ======       ======    ======    =====    ======
Total Return..........     2.46%/(c)/  16.41%    33.04%   (4.19)%   (5.12)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $67,472      $48,472   $18,585       $9        $9
 Ratio of Expenses to
  Average Net Assets..     0.15%/(d)/   0.15%     0.15%    0.15%     0.15%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.80%/(d)/   0.94%     0.74%    0.66%     0.65%/(d)/
 Portfolio Turnover
  Rate................     43.9%/(d)/   54.5%     44.6%    61.0%     62.0%/(d)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.15 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(B)/     2004         2003        2002       2001/(F)/
                          ----          ----         ----        ----       ----
SMALLCAP VALUE FUND
-------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $16.20       $14.68       $10.48      $10.54      $10.64
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.05         0.04         0.07        0.12        0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.61         1.95         4.20        0.39       (0.11)
                           ----         ----         ----        ----       -----
 Total From Investment
            Operations     0.66         1.99         4.27        0.51       (0.10)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --           --        (0.07)      (0.10)         --
 Distributions from
  Realized Gains......    (1.40)       (0.47)          --       (0.47)         --
 -----                    -----        -----                    -----
   Total Dividends and
         Distributions    (1.40)       (0.47)       (0.07)      (0.57)         --
 ----                     -----        -----        -----       -----
Net Asset Value, End
 of Period............   $15.46       $16.20       $14.68      $10.48      $10.54
                         ======       ======       ======      ======      ======
Total Return..........     3.66%/(c)/  13.86%       40.94%       4.60%      (0.47)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $30,019      $20,973      $10,493      $9,641      $1,144
 Ratio of Expenses to
  Average Net Assets..     0.75%/(d)/   0.75%        0.75%       0.74%       0.75%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         0.75%/(e)/   0.75%/(e)/  0.75%/(e)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.59%/(d)/   0.28%        0.62%       0.88%       0.79%/(d)/
 Portfolio Turnover
  Rate................    156.2%/(d)/  163.5%       221.7%      134.3%       89.1%/(d)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.04 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005/(C)/    2004        2003     2002    2001/(G)/
                         ----         ----        ----     ----    ----
ULTRA SHORT BOND FUND
---------------------
INSTITUTIONAL
-------------
 SHARES/(//a)/
 ------
Net Asset Value,
 Beginning of Period..   $1.00       $1.00       $1.00    $1.00    $1.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    0.01        0.03        0.03     0.04     0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      --       (0.01)         --       --       --
 Net Increase from
  Payments by
  Affiliates..........      --        0.01          --       --       --
  ----                                ----
 Total From Investment
            Operations    0.01        0.03        0.03     0.04     0.02
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)      (0.03)      (0.03)   (0.04)   (0.02)
                         -----       -----       -----    -----    -----
   Total Dividends and
         Distributions   (0.01)      (0.03)      (0.03)   (0.04)   (0.02)
                         -----       -----       -----    -----    -----
Net Asset Value, End
 of Period............   $1.00       $1.00       $1.00    $1.00    $1.00
                         =====       =====       =====    =====    =====
Total Return..........    1.01%/(d)/  2.66%/(f)/  3.30%    4.27%    1.70%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,988      $1,968      $1,917   $1,856   $1,780
 Ratio of Expenses to
  Average Net Assets..    0.40%/(e)/  0.55%       0.60%    0.60%    0.60%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.03%/(e)/  2.62%       3.24%    4.18%    4.50%/(e)/
 Portfolio Turnover
  Rate................  N/A/(a)/     105.5%       20.7%    13.6%    31.1%/(e)/




/(a) /On July 29, 2004, the Board of Directors of Principal Investors Fund, Inc.
  took the necessary action to cause the Capital Preservation Fund to become a money market fund. In the action, the Board of Directors reduced the target net asset value from $10.00 per share to $1.00 per share, without changing the proportionate beneficial interests of shareholders, by declaring a distribution of nine shares of stock for each outstanding share. The financial highlights have been restated to reflect the distribution.
/(b) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /In 2004, 1.02% of the total return for each share class consists of an increase from a payment by Principal Life Insurance Company. Excluding this payment, the total return for Institutional class of shares would have been 1.64%.
/(g) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.

APPENDIX A


RELATED PERFORMANCE OF THE SUB-ADVISORS


The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.


On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts. If the composite results had been adjusted to reflect fees and expenses of the Principal Investors Fund, Inc., performance numbers shown would differ. Although the Principal Investors Fund, Inc. and client accounts comprising the composite indices (Related Accounts) have substantially similar investment objectives and policies in all material respects, you should not assume that the Principal Investors Fund, Inc. will have the same performance as the Related Accounts. For example, a Fund's future performance may be better or worse than the performance of its Related Accounts due to, among other things, differences in sales charge, expenses, asset sizes and cash flows between the Fund and its Related Accounts.


Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The following pages contain information on the historical performance of each of the Fund's. The date that these shares were first offered for sale is shown. The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.


Current performance may be lower or higher than the performance data shown. For more performance information, including most recent month-end performance, visit our website at www.principal.com and click on rates and values.

PERFORMANCE RESULTS - STABLE FUNDS

                                                                                    AVERAGE ANNUAL TOTAL RETURN
                                                                                    (THROUGH SEPTEMBER 30, 2005)


                                                                       YTD         1 YR     3 YR     5 YR     10 YR
                                                                    ---------------------------------------------------
MONEY MARKET FUND INSTITUTIONAL (03/01/01)                            1.99         2.39     1.38      N/A       N/A
Principal Global Investors Money Market Composite                                                    2.42      3.78
 Lehman Brothers U.S. Treasury Bellwethers 3 Month Index              2.13         2.60     1.66     2.49      3.95

SHORT-TERM BOND FUND INSTITUTIONAL (03/01/01)
PREVIOUSLY HIGH QUALITY SHORT-TERM BOND FUND                          1.49         1.59     2.34      N/A       N/A
Principal Global Investors Limited Term Fixed Income Composite                                       4.84       N/A
 Lehman Brothers Mutual Fund 1-5 Gov't/Credit Index                   0.86         1.01     2.50     5.21      5.62
 Morningstar Short-Term Bond Category Average                         0.98         1.31     2.13     4.14      4.80

ULTRA SHORT BOND INSTITUTIONAL (06/15/01)
PREVIOUSLY CAPITAL PRESERVATION FUND                                  2.98/(1)/    3.40     3.19      N/A       N/A
 6-Month LIBOR Index                                                  2.30         2.80     1.85     2.77       N/A
 Morningstar Ultrashort Bond Category Average                         1.81         2.25     1.78     3.05      4.42
                                                                    ---------------------------------------------------

///(1)/During 2005, the class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.
                                                                                                          ANNUAL TOTAL RETURN
                                                                                                        (YEAR ENDED DECEMBER 31)

                                                                      LIFE OF
                                                                        FUND                2004     2003     2002     2001
                                                                    --------------        -------------------------------------
MONEY MARKET FUND INSTITUTIONAL (03/01/01)                            1.82                  1.01     0.80     1.49
Principal Global Investors Money Market Composite                                                                      4.33
 Lehman Brothers U.S. Treasury Bellwethers 3 Month Index              2.12                 14.85     9.08     9.72     9.71

SHORT-TERM BOND FUND INSTITUTIONAL (03/01/01)                         3.90                  1.22     2.87     7.67
PREVIOUSLY HIGH QUALITY SHORT-TERM BOND FUND
Principal Global Investors Limited Term Fixed Income Composite                                                         7.19
 Lehman Brothers Mutual Fund 1-5 Gov't/Credit Index                   4.49                  1.85     3.35     8.12     9.03
 Morningstar Short-Term Bond Category Average                         3.45                  1.60     2.39     5.24     7.32

ULTRA SHORT BOND INSTITUTIONAL (06/15/01)                             3.55/(1)/             2.50     3.11     4.15
PREVIOUSLY CAPITAL PRESERVATION FUND
 6-Month LIBOR Index                                                  2.14                  1.47     1.32     2.06     5.00
 Morningstar Ultrashort Bond Category Average                         2.33                  1.24     1.56     2.73     5.77
                                                                    --------------        -------------------------------------

///(1)/During 2005, the class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.




                                                                     2000     1999     1998     1997     1996       1995
                                                                    -------------------------------------------------------
MONEY MARKET FUND INSTITUTIONAL (03/01/01)
Principal Global Investors Money Market Composite                    6.21     4.71     5.13     5.10     4.95       5.53
 Lehman Brothers U.S. Treasury Bellwethers 3 Month Index             7.44     5.62     6.02     8.33     8.29       7.10

SHORT-TERM BOND FUND INSTITUTIONAL (03/01/01)
PREVIOUSLY HIGH QUALITY SHORT-TERM BOND FUND
Principal Global Investors Limited Term Fixed Income Composite       8.81     1.05     6.79     6.64     4.88
 Lehman Brothers Mutual Fund 1-5 Gov't/Credit Index                  8.91     2.09     7.63     7.13     4.67      12.88
 Morningstar Short-Term Bond Category Average                        8.14     2.12     6.28     6.51     4.35      11.48

ULTRA SHORT BOND INSTITUTIONAL (06/15/01)
PREVIOUSLY CAPITAL PRESERVATION FUND
 6-Month LIBOR Index                                                 6.76     5.44     5.89     5.94     5.81
 Morningstar Ultrashort Bond Category Average                        6.72     4.45     5.08     6.18     6.14       7.62
                                                                    -------------------------------------------------------

///(1)/During 2005, the class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

PERFORMANCE RESULTS - CONSERVATIVE FUNDS

                              AVERAGE ANNUAL TOTAL RETURN
                             (THROUGH SEPTEMBER 30, 2005)

                                                        LIFE OF
                        YTD   1 YR  3 YR   5 YR  10 YR   FUND         2004
                        -----------------------------------------     -------
BOND & MORTGAGE
SECURITIES FUND
INSTITUTIONAL
(03/01/01)              1.87  3.06   4.04   N/A   N/A    5.30          4.75
Principal Global
Investors Multi Sector
Fixed Income Composite                     7.10  6.85
 Lehman Brothers
 Aggregate Bond Index   1.82  2.80   3.96  6.62  6.55    5.71          4.34
 Morningstar
 Intermediate-Term
 Bond Category Average  1.35  2.43   4.01  5.98  5.78    5.08          3.81

GOVERNMENT & HIGH
QUALITY BOND FUND
INSTITUTIONAL(03/01/01)
PREVIOUSLY GOVERNMENT
SECURITIES FUND         1.65  2.56   2.82   N/A   N/A    4.50          3.55
Principal Global
Investors Mortgage
Backed Securities
Composite                                  5.53  5.99
 Lehman Brothers
 Government/Mortgage
 Index                  1.98  2.87   3.28  6.19  6.38    5.27          4.08
 Morningstar
 Intermediate
 Government Category
 Average                1.45  2.28   2.47  5.34  5.41    4.60          3.39

HIGH QUALITY
INTERMEDIATE-TERM BOND
FUND INSTITUTIONAL
(03/01/01)              1.97  2.89   3.87   N/A   N/A    5.44          4.33
Principal Global
Investors Multi Sector
High Qual. Fixed Inc.
Composite                                  6.53   N/A
 Lehman Brothers
 Aggregate Bond Index   1.82  2.80   3.96  6.62  6.55    5.71          4.34
 Morningstar
 Intermediate-Term
 Bond Category Average  1.35  2.43   4.01  5.98  5.78    5.08          3.81

HIGH YIELD FUND
INSTITUTIONAL
(12/29/04)              2.90   N/A    N/A   N/A   N/A    2.90
Post High Yield
Composite               2.13  5.68  11.42  8.43  9.06                  9.27
 Lehman Brothers High
 Yield Composite Bond
 Index                  2.04  6.71  16.01  7.54  6.79    2.04         11.13
 Morningstar High
 Yield Bond Category    1.62  6.13  13.93  5.81  5.64    1.61          5.18

INFLATION PROTECTION
INSTITUTIONAL
(12/29/04)              2.37   N/A    N/A   N/A   N/A    2.68
 Lehman Brothers US
 Treasury TIPS Index    2.73  6.78   7.18  9.84   N/A                  8.46
 Morningstar Long-Term
 Government Category
 Average                3.12  5.45   5.11  8.35  7.04                  7.16

PREFERRED SECURITIES
FUND INSTITUTIONAL
(05/01/02)              1.41  3.96   5.51   N/A   N/A    6.24          4.36
Spectrum Preferred
Securities Composite                 8.13  9.35  8.28
 Lehman Brothers
 Aggregate Bond Index   1.82  2.80   3.96  6.62  6.55    5.36          4.34
 Morningstar
 Intermediate-Term      1.35  2.43   4.01  5.98  5.78    4.93          3.81
 Bond Category Average
                        -----------------------------------------     -------
                                             ANNUAL TOTAL RETURN
                                          (YEAR ENDED DECEMBER 31)


                        2003   2002   2001   2000   1999   1998   1997   1996    1995
                        ---------------------------------------------------------------
BOND & MORTGAGE          4.04   9.27
SECURITIES FUND
INSTITUTIONAL
(03/01/01)
Principal Global                       8.43  12.00  -0.57   7.97  10.16   3.94   18.41
Investors Multi Sector
Fixed Income Composite
 Lehman Brothers         4.11  10.26   8.42  11.63  -0.82   8.69   9.65   3.63   18.47
 Aggregate Bond Index
 Morningstar             4.92   7.88   7.36   9.45  -1.22   7.42   8.76   3.30   17.35
 Intermediate-Term
 Bond Category Average

GOVERNMENT & HIGH        1.70   8.77
QUALITY BOND FUND
INSTITUTIONAL(03/01/01)
PREVIOUSLY GOVERNMENT
SECURITIES FUND
Principal Global                       7.51  11.08   0.22   7.62   9.97   3.90   19.10
Investors Mortgage
Backed Securities
Composite
 Lehman Brothers         2.73  10.06   7.71  12.29  -0.54   8.72   9.54   3.68   17.81
 Government/Mortgage
 Index
 Morningstar             2.15   9.07   6.84  10.76  -1.44   7.45   8.45   2.80   16.42
 Intermediate
 Government Category
 Average

HIGH QUALITY             3.75   9.91
INTERMEDIATE-TERM BOND
FUND INSTITUTIONAL
(03/01/01)
Principal Global                       8.32  10.71  -0.57   8.28   9.32
Investors Multi Sector
High Qual. Fixed Inc.
Composite
 Lehman Brothers         4.11  10.26   8.42  11.63  -0.82   8.69   9.65   3.63   13.47
 Aggregate Bond Index
 Morningstar             4.92   7.88   7.36   9.45  -1.22   7.42   8.76   3.30   17.35
 Intermediate-Term
 Bond Category Average

HIGH YIELD FUND
INSTITUTIONAL
(12/29/04)
Post High Yield         18.31   6.77   8.24   2.53   7.08   6.63  14.08  12.72   17.95
Composite
 Lehman Brothers High   28.97  -1.40   5.28  -5.86   2.39   1.87  12.76  11.35   19.18
 Yield Composite Bond
 Index
 Morningstar High       24.36  -1.59   2.13  -7.50   4.60   0.09  13.10  13.43   16.98
 Yield Bond Category

INFLATION PROTECTION
INSTITUTIONAL
(12/29/04)
 Lehman Brothers US      8.39  16.56   7.89  13.18   2.63   3.95
 Treasury TIPS Index
 Morningstar Long-Term   4.73  16.70   3.69  20.06  -8.08  10.62  12.34  -1.61   31.15
 Government Category
 Average

PREFERRED SECURITIES    10.72
FUND INSTITUTIONAL
(05/01/02)
Spectrum Preferred              9.72  10.55  16.11  -5.05   8.25  12.47   7.95   23.50
Securities Composite
 Lehman Brothers         4.11  10.26   8.42  11.63  -0.82   8.69   9.65   3.63   13.47
 Aggregate Bond Index
 Morningstar             4.92   7.88   7.36   9.45  -1.22   7.42   8.76   3.30   17.35
 Intermediate-Term
 Bond Category Average  ---------------------------------------------------------------

PERFORMANCE RESULTS - MODERATE FUNDS



DISCIPLINED LARGECAP BLEND FUND INSTITUTIONAL (12/30/02)
Principal Global Investors Large Cap Diversified Equity Composite
 S&P 500 Index
 Morningstar Large Blend Category Average

LARGECAP GROWTH FUND INSTITUTIONAL (03/01/01)
Columbus Circle Investors Large Capitalization Composite /(//1//)/
 Russell 1000 Growth Index
 Morningstar Large Growth Category Average

LARGECAP S&P 500 INDEX FUND INSTITUTIONAL (03/01/01)
Principal Global Investors S&P 500 Index Composite
 S&P 500 Index
 Morningstar Large Blend Category Average

LARGECAP VALUE FUND INSTITUTIONAL (03/01/01)
Principal Global Investors Large Cap Value Composite
 Russell 1000 Value Index
 Morningstar Large Value Category Average

MIDCAP VALUE FUND INSTITUTIONAL (03/01/01)/ /
Principal Global Investors Mid Cap Value Composite
 Russell Midcap Value Index
 Morningstar Mid-Cap Value Category Average

PARTNERS LARGECAP BLEND FUND INSTITUTIONAL (12/06/00)
T. Rowe Price U.S. Structured Research Strategy /(//3//)//(//4//)/
 S&P 500 Index
 Morningstar Large Blend Category Average

PARTNERS LARGECAP BLEND FUND I INSTITUTIONAL (03/01/01)
Goldman Sachs Large Cap Blend Composite /(//5//)/
Wellington LargeCap Blend Composite /(//6//)/
 S&P 500 Index
 Morningstar Large Blend Category Average
///(//1//) //
 /CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.
///(//2//) //
 /During 2005, the Institutional Class experienced a significant redemption of shares. Because the remaining shareholders had relatively small positions, the returns shown are greater than they would have been without the redemption. In addition, the Class experienced a reimbursement from the Manager relating to a prior period expense adjustment. The total return amounts expressed herein are greater than those that would have been expressed without the reimbursement.
///(//3//) // /T. Rowe Price began sub-advising the Fund on 03/09/04
//
/(//4//) //
 /The performance information provided by T. Rowe Associates, Inc. ("T. Rowe") is not that of a composite, but is the total return performance of the T. Rowe Price Capital Opportunity Fund (the "T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Blend Fund T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. The T. Rowe Fund's investment performance prior to May 1, 1999 reflects the T. Rowe Fund's prior investment program. It does not represent the historical performance of the Principal Partners LargeCap Blend Fund and should not be interpreted as indicative of its future performance.
///(//5//) // /Goldman Sachs began sub-advising the Fund on 12/16/02
///(//6//) // /Wellington began sub-advising the Fund on 12/16/02



DISCIPLINED LARGECAP BLEND FUND INSTITUTIONAL (12/30/02)
Principal Global Investors Large Cap Diversified Equity Composite
 S&P 500 Index
 Morningstar Large Blend Category Average

LARGECAP GROWTH FUND INSTITUTIONAL (03/01/01)
Columbus Circle Investors Large Capitalization Composite /(//1//)/
 Russell 1000 Growth Index
 Morningstar Large Growth Category Average

LARGECAP S&P 500 INDEX FUND INSTITUTIONAL (03/01/01)
Principal Global Investors S&P 500 Index Composite
 S&P 500 Index
 Morningstar Large Blend Category Average

LARGECAP VALUE FUND INSTITUTIONAL (03/01/01)
Principal Global Investors Large Cap Value Composite
 Russell 1000 Value Index
 Morningstar Large Value Category Average

MIDCAP VALUE FUND INSTITUTIONAL (03/01/01)/ /
Principal Global Investors Mid Cap Value Composite
 Russell Midcap Value Index
 Morningstar Mid-Cap Value Category Average

PARTNERS LARGECAP BLEND FUND INSTITUTIONAL (12/06/00)
T. Rowe Price U.S. Structured Research Strategy /(//3//)//(//4//)/
 S&P 500 Index
 Morningstar Large Blend Category Average

PARTNERS LARGECAP BLEND FUND I INSTITUTIONAL (03/01/01)
Goldman Sachs Large Cap Blend Composite /(//5//)/
Wellington LargeCap Blend Composite /(//6//)/
 S&P 500 Index
 Morningstar Large Blend Category Average
///(//1//) //
 /CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.
///(//2//) //
 /During 2005, the Institutional Class experienced a significant redemption of shares. Because the remaining shareholders had relatively small positions, the returns shown are greater than they would have been without the redemption. In addition, the Class experienced a reimbursement from the Manager relating to a prior period expense adjustment. The total return amounts expressed herein are greater than those that would have been expressed without the reimbursement.
///(//3//) // /T. Rowe Price began sub-advising the Fund on 03/09/04
//
/(//4//) //
 /The performance information provided by T. Rowe Associates, Inc. ("T. Rowe") is not that of a composite, but is the total return performance of the T. Rowe Price Capital Opportunity Fund (the "T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Blend Fund T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. The T. Rowe Fund's investment performance prior to May 1, 1999 reflects the T. Rowe Fund's prior investment program. It does not represent the historical performance of the Principal Partners LargeCap Blend Fund and should not be interpreted as indicative of its future performance.
///(//5//) // /Goldman Sachs began sub-advising the Fund on 12/16/02
///(//6//) // /Wellington began sub-advising the Fund on 12/16/02

PERFORMANCE RESULTS - MODERATE FUNDS


PARTNERS LARGECAP GROWTH FUND INSTITUTIONAL (12/30/02)
GMO Growth Composite/ //(//1//)/
 Russell 1000 Growth Index
 S&P 500 Index
 Morningstar Large Growth Category Average

PARTNERS LARGECAP GROWTH FUND I INSTITUTIONAL (12/06/00)
T. Rowe Price Institutional Large Cap Growth Strategy Composite/ / /(//2//)//(//3//)/
 Russell 1000 Growth Index
 Morningstar Large Growth Category Average

PARTNERS LARGECAP GROWTH FUND II INSTITUTIONAL (12/06/00)
American Century Large Cap Growth Equity Composite
 Russell 1000 Growth Index
 Morningstar Large Growth Category Average

PARTNERS LARGECAP VALUE FUND INSTITUTIONAL (12/06/00)
Bernstein Diversified Value Composite
 Russell 1000 Value Index
 Morningstar Large Value Category Average

PARTNERS LARGECAP VALUE FUND I INSTITUTIONAL (06/01/04)
UBS U.S. Large Cap Value Equity Composite
 Russell 1000 Value Index
 Morningstar Large Value Category Average

PARTNERS LARGECAP VALUE FUND II INSTITUTIONAL (12/29/04)
American Century Large Cap Value Composite
 Russell 1000 Value Index
 Morningstar Large Value Category Average

/ //(//1//) / GMO began sub-advising the Fund on 03/09/04
///(//2//) // /T. Rowe Price began sub-advising the Fund on 08/24/2004.
///(//3//) //
 /The performance information provided by T. Rowe Price Associates, Inc. ("T. Rowe Price") is not that of a composite, but is the total return performance of the T. Rowe Price Institutional Large Cap Growth Fund ("T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Growth Fund I T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. It does not represent the historical performance of the
 Principal Partners Equity Growth Fund and should not be interpreted as indicative of its future performance.

PARTNERS LARGECAP GROWTH FUND INSTITUTIONAL (12/30/02)
GMO Growth Composite/ //(//1//)/
 Russell 1000 Growth Index
 S&P 500 Index
 Morningstar Large Growth Category Average

PARTNERS LARGECAP GROWTH FUND I INSTITUTIONAL (12/06/00)
T. Rowe Price Institutional Large Cap Growth Strategy Composite/ / /(//2//)//(//3//)/
 Russell 1000 Growth Index
 Morningstar Large Growth Category Average

PARTNERS LARGECAP GROWTH FUND II INSTITUTIONAL (12/06/00)
American Century Large Cap Growth Equity Composite
 Russell 1000 Growth Index
 Morningstar Large Growth Category Average

PARTNERS LARGECAP VALUE FUND INSTITUTIONAL (12/06/00)
Bernstein Diversified Value Composite
 Russell 1000 Value Index
 Morningstar Large Value Category Average

PARTNERS LARGECAP VALUE FUND I INSTITUTIONAL (06/01/04)
UBS U.S. Large Cap Value Equity Composite
 Russell 1000 Value Index
 Morningstar Large Value Category Average

PARTNERS LARGECAP VALUE FUND II INSTITUTIONAL (12/29/04)
American Century Large Cap Value Composite
 Russell 1000 Value Index
 Morningstar Large Value Category Average

/ //(//1//) / GMO began sub-advising the Fund on 03/09/04
///(//2//) // /T. Rowe Price began sub-advising the Fund on 08/24/2004.
///(//3//) //
 /The performance information provided by T. Rowe Price Associates, Inc. ("T. Rowe Price") is not that of a composite, but is the total return performance of the T. Rowe Price Institutional Large Cap Growth Fund ("T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Growth Fund I T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. It does not represent the historical performance of the
 Principal Partners Equity Growth Fund and should not be interpreted as indicative of its future performance.

PERFORMANCE RESULTS - MODERATE FUNDS

                                AVERAGE ANNUAL PERFORMANCE
                               (THROUGH SEPTEMBER 30, 2005)

                                                           LIFE OF
                         YTD   1 YR   3 YR   5 YR   10 YR   FUND         2004
                        --------------------------------------------     -------
PARTNERS MIDCAP VALUE
FUND INSTITUTIONAL
(12/06/00)               9.57  23.12  23.86    N/A    N/A   11.91        22.56
Neuberger Berman
MidCap Value Composite                       11.81  13.72
 Russell Midcap Value
 Index                  11.16  26.13  26.68  13.95  14.01   12.58        23.71
 Morningstar Mid-Cap
 Value Category
 Average                 6.60  18.77  22.14  10.85  11.87   10.50        17.90

PARTNERS MIDCAP VALUE
FUND I INSTITUTIONAL
(12/29/03)              11.88  26.22    N/A    N/A    N/A   21.36        25.69
Goldman Sachs Mid Cap
Value Composite                26.30  23.21  16.67  15.12
 Russell Midcap Value
 Index                  11.16  26.13  26.68  13.95  14.01   19.97        23.71
 Morningstar Mid-Cap
 Value Category          6.60  18.77  22.14  10.85  11.87   14.25        17.90
 Average
                        --------------------------------------------     -------

                                              ANNUAL PERFORMANCE
                                           (YEAR ENDED DECEMBER 31)


                        2003    2002   2001   2000   1999    1998   1997   1996    1995
                        -----------------------------------------------------------------
PARTNERS MIDCAP VALUE   35.96   -9.91  -1.78
FUND INSTITUTIONAL
(12/06/00)
Neuberger Berman                              29.70   8.04  -10.66  32.66  28.08   35.23
MidCap Value Composite
 Russell Midcap Value   38.06   -9.65   2.34  19.18  -0.11    5.09  34.37  20.26   34.93
 Index
 Morningstar Mid-Cap    34.38  -12.91   6.40  16.82   7.78    3.92  26.04  20.50   29.27
 Value Category
 Average

PARTNERS MIDCAP VALUE
FUND I INSTITUTIONAL
(12/29/03)
Goldman Sachs Mid Cap   28.16   -4.72  12.38  32.25  -0.08   -5.55  36.02  21.41
Value Composite
 Russell Midcap Value   38.06   -9.65   2.34  19.18  -0.11    5.09  34.37  20.26   34.93
 Index
 Morningstar Mid-Cap    34.38  -12.91   6.40  16.82   7.78    3.92  26.04  20.50   29.27
 Value Category
 Average                -----------------------------------------------------------------


PERFORMANCE RESULTS - AGGRESSIVE FUNDS

                                                                                     AVERAGE ANNUAL TOTAL RETURN
                                                                                     (THROUGH SEPTEMBER 30, 2005)

                                                                                                                        LIFE OF
                                                                       YTD       1 YR      3 YR      5 YR     10 YR       FUND
                                                                     --------------------------------------------------------------
MIDCAP BLEND FUND INSTITUTIONAL (03/01/01)                             7.40     18.48     20.06       N/A       N/A      10.18
Principal Global Investors Mid Cap Blend Composite                                                   8.74     11.96
 Russell Midcap Index                                                 10.07     25.10     25.99      7.17     12.59       9.82
 Morningstar Mid-Cap Blend Category Average                            6.75     19.33     21.57      6.52     11.22       8.51

MIDCAP GROWTH FUND INSTITUTIONAL (03/01/01)                            8.80     21.55     19.37       N/A       N/A      -4.26
Columbus Circle Investors Mid Capitalization Composite/ (//1//)/                26.38     21.15     -0.25     13.63
 Russell Midcap Growth Index                                           8.37     23.47     24.92     -4.50      9.10       3.76
 Morningstar Mid-Cap Growth Category Average                           6.41     20.29     19.58     -4.36      8.17       1.99

MIDCAP S&P 400 INDEX FUND INSTITUTIONAL (03/01/01)                     8.63     21.79     21.71       N/A       N/A       9.20
 S&P MidCap 400 Index                                                  8.91     22.14     22.09      7.04     14.13       9.51
 Morningstar Mid-Cap Blend Category Average                            6.75     19.33     21.57      6.52     11.22       8.51

PARTNERS MIDCAP GROWTH FUND INSTITUTIONAL (03/01/01)                   8.30     26.05     24.18       N/A       N/A       1.76
Turner Midcap Growth Composite                                                                      -8.85       N/A
 Russell Midcap Growth Index                                           8.37     23.47     24.92     -4.50      9.10       3.76
 Morningstar Mid-Cap Growth Category Average                           6.41     20.29     19.58     -4.36      8.17       1.99

PARTNERS MIDCAP GROWTH FUND I INSTITUTIONAL (12/29/03)                 9.01     23.06       N/A       N/A       N/A      12.09
Mellon Mid Cap Growth Composite                                                           22.44       N/A       N/A
 Russell Midcap Growth Index                                           8.37     23.47     24.92     -4.50      9.10      13.67
 Morningstar Mid-Cap Growth Category Average                           6.41     20.29     19.58     -4.36      8.17      11.12

PARTNERS MIDCAP GROWTH FUND II INSTITUTIONAL (12/29/04)               11.51       N/A       N/A       N/A       N/A      11.40
Fidelity Mid Cap Growth Composite                                     10.41     26.61     24.04       N/A       N/A
 Russell Midcap Growth Index                                           8.37     23.47     24.92     -4.50      9.10       8.37
 Morningstar Mid-Cap Growth Category Average                           6.41     20.29     19.58     -4.36      8.17       6.37

PARTNERS SMALLCAP BLEND FUND INSTITUTIONAL (12/30/02)                  4.45     19.25       N/A       N/A       N/A      25.04
Mellon SmallCap Blend Composite                                                           26.25     12.22       N/A
 S&P SmallCap 600 Index                                                7.26     21.20     24.18     10.95     12.16      24.48
 Morningstar Small Blend Category Average                              5.52     19.24     23.25     10.07     11.77      23.50

PARTNERS SMALLCAP GROWTH FUND I INSTITUTIONAL (12/06/00)               1.74     15.98     19.85       N/A       N/A      -1.82
Alliance Capital Small Cap Growth Composite /(//2//)/                                     22.38     -1.56     11.46
 Russell 2000 Growth Index                                             2.51     17.97     23.23     -2.54      4.67       2.06
 Morningstar Small Growth Category Average                             4.02     18.53     21.17     -1.45      8.13       2.18
                                                                     --------------------------------------------------------------

///(//1//) //
 /CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.
///(//2//)// // /Alliance began sub-advising the Fund on 03/31/03
                                                                                                    ANNUAL TOTAL RETURN
                                                                                                 (YEAR ENDED DECEMBER 31)


                                                                               2004      2003      2002       2001       2000
                                                                             -----------------------------------------------------
MIDCAP BLEND FUND INSTITUTIONAL (03/01/01)                                    17.65     32.67      -8.47
Principal Global Investors Mid Cap Blend Composite                     -                                      -3.49      13.49
 Russell Midcap Index                                                         20.22     40.08     -16.19      -5.63       8.25
 Morningstar Mid-Cap Blend Category Average                                   16.00     36.42     -17.08      -4.96       3.37

MIDCAP GROWTH FUND INSTITUTIONAL (03/01/01)                                   10.47     32.75     -40.47
Columbus Circle Investors Mid Capitalization Composite/ (//1//)/              17.98     34.80     -17.06     -22.32       4.98
 Russell Midcap Growth Index                                                  15.48     42.72     -27.40     -20.16     -11.74
 Morningstar Mid-Cap Growth Category Average                                  12.93     36.09     -27.53     -21.28      -6.90

MIDCAP S&P 400 INDEX FUND INSTITUTIONAL (03/01/01)                            16.18     35.15     -15.26
 S&P MidCap 400 Index                                                         16.47     35.59     -14.53      -0.60      17.51
 Morningstar Mid-Cap Blend Category Average                                   16.00     36.42     -17.08      -4.96       3.37

PARTNERS MIDCAP GROWTH FUND INSTITUTIONAL (03/01/01)                          12.30     48.59     -31.87
Turner Midcap Growth Composite                                                                               -28.17      -8.10
 Russell Midcap Growth Index                                                  15.48     42.72     -27.40     -20.16     -11.74
 Morningstar Mid-Cap Growth Category Average                                  12.93     36.09     -27.53     -21.28      -6.90

PARTNERS MIDCAP GROWTH FUND I INSTITUTIONAL (12/29/03)                        11.99
Mellon Mid Cap Growth Composite                                                         40.70     -26.12     -16.73
 Russell Midcap Growth Index                                                  15.48     42.72     -27.40     -20.16     -11.74
 Morningstar Mid-Cap Growth Category Average                                  12.93     36.09     -27.53     -21.28      -6.90

PARTNERS MIDCAP GROWTH FUND II INSTITUTIONAL (12/29/04)
Fidelity Mid Cap Growth Composite                                             16.23     40.60     -30.49
 Russell Midcap Growth Index                                                  15.48     42.72     -27.40     -20.16     -11.74
 Morningstar Mid-Cap Growth Category Average                                  12.93     36.09     -27.53     -21.28      -6.90

PARTNERS SMALLCAP BLEND FUND INSTITUTIONAL (12/30/02)                         22.46     44.41
Mellon SmallCap Blend Composite                                        -                          -10.78       4.97       9.66
 S&P SmallCap 600 Index                                                       22.64     38.77     -14.63       6.54      11.80
 Morningstar Small Blend Category Average                                     18.86     42.77     -16.17       8.41      12.84

PARTNERS SMALLCAP GROWTH FUND I INSTITUTIONAL (12/06/00)                      14.61     47.36     -40.51     -13.93
Alliance Capital Small Cap Growth Composite /(//2//)/                                             -30.69     -10.98      18.34
 Russell 2000 Growth Index                                                    14.31     48.53     -30.25      -9.23     -22.43
 Morningstar Small Growth Category Average                                    12.09     45.00     -28.42      -9.02      -5.71
                                                                             -----------------------------------------------------

///(//1//) //
 /CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.
///(//2//)// // /Alliance began sub-advising the Fund on 03/31/03




                                                                       1999       1998      1997      1996       1995
                                                                     ---------------------------------------------------
MIDCAP BLEND FUND INSTITUTIONAL (03/01/01)
Principal Global Investors Mid Cap Blend Composite                     12.37      4.72     24.95     18.66      33.39
 Russell Midcap Index                                                  18.23     10.09     29.01     19.00      34.46
 Morningstar Mid-Cap Blend Category Average                            18.70      6.77     26.45     20.44      28.71

MIDCAP GROWTH FUND INSTITUTIONAL (03/01/01)
Columbus Circle Investors Mid Capitalization Composite/ (//1//)/       70.47     26.18     17.32     17.50      32.48
 Russell Midcap Growth Index                                           51.29     17.86     22.54     17.48      33.98
 Morningstar Mid-Cap Growth Category Average                           63.90     17.51     17.05     16.99      34.79

MIDCAP S&P 400 INDEX FUND INSTITUTIONAL (03/01/01)
 S&P MidCap 400 Index                                                  14.72     19.11     32.25     19.20      30.95
 Morningstar Mid-Cap Blend Category Average                            18.70      6.77     26.45     20.44      28.71

PARTNERS MIDCAP GROWTH FUND INSTITUTIONAL (03/01/01)
Turner Midcap Growth Composite                                        126.09     26.33     41.77
 Russell Midcap Growth Index                                           51.29     17.86     22.54     17.48      33.98
 Morningstar Mid-Cap Growth Category Average                           63.90     17.51     17.05     16.99      34.79

PARTNERS MIDCAP GROWTH FUND I INSTITUTIONAL (12/29/03)
Mellon Mid Cap Growth Composite
 Russell Midcap Growth Index                                           51.29     17.86     22.54     17.48      33.98
 Morningstar Mid-Cap Growth Category Average                           63.90     17.51     17.05     16.99      34.79

PARTNERS MIDCAP GROWTH FUND II INSTITUTIONAL (12/29/04)
Fidelity Mid Cap Growth Composite
 Russell Midcap Growth Index                                           51.29     17.86     22.54     17.48      33.98
 Morningstar Mid-Cap Growth Category Average                           63.90     17.51     17.05     16.99      34.79

PARTNERS SMALLCAP BLEND FUND INSTITUTIONAL (12/30/02)
Mellon SmallCap Blend Composite                                        13.60     -4.27
 S&P SmallCap 600 Index                                                12.40     -1.31     25.58     21.32      29.97
 Morningstar Small Blend Category Average                              18.18     -3.64     26.12     19.66      25.51

PARTNERS SMALLCAP GROWTH FUND I INSTITUTIONAL (12/06/00)
Alliance Capital Small Cap Growth Composite /(//2//)/                  28.96     -3.69     21.79     36.48      54.00
 Russell 2000 Growth Index                                             43.09      1.23     12.95     11.26      31.04
 Morningstar Small Growth Category Average                             61.45      4.49     18.19     19.99      35.44
                                                                     ---------------------------------------------------

///(//1//) //
 /CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.
///(//2//)// // /Alliance began sub-advising the Fund on 03/31/03

PERFORMANCE RESULTS - AGGRESSIVE FUNDS

                               AVERAGE ANNUAL TOTAL RETURN
                              (THROUGH SEPTEMBER 30, 2005)

                                                          LIFE OF
                        YTD   1 YR   3 YR   5 YR   10 YR   FUND         2004
                        -------------------------------------------     -------
PARTNERS SMALLCAP
GROWTH FUND II
INSTITUTIONAL
(12/06/00)              5.26  20.81  21.09    N/A    N/A   -2.32        11.08
UBS U.S. Small
Capitalization Growth
Equity Composite
/(//1//)/                                    2.11  11.63
Emerald Diversified
Small Cap Growth
Composite /(//2//)/                         -2.32   8.88
 Russell 2000 Growth
 Index                  2.51  17.97  23.23  -2.54   4.67    2.06        14.31
 Morningstar Small
 Growth Category
 Average                4.02  18.53  21.17  -1.45   8.13    2.18        12.09

PARTNERS SMALLCAP
GROWTH FUND III
INSTITUTIONAL
(06/01/04)              4.25  22.88    N/A    N/A    N/A    9.47
Mazama Small-Mid Cap
Growth Composite                     31.93    N/A    N/A                 9.39
 Russell 2500 Growth
 Index                  5.31  21.01  24.11  -2.08   7.27   12.50        14.59
 Morningstar Small
 Growth Category        4.02  18.53  21.17  -1.45   8.13   11.43        12.09
 Average
                        -------------------------------------------     -------

 /(//1//) /UBS began
 sub-advising the Fund
 on 04/22/02
 /(//2//)/ Emerald Advisers Inc. began as co-sub-advisor of the Fund on 09/01/04
                                               ANNUAL TOTAL RETURN
                                             (YEAR ENDED DECEMBER 31)


                        2003    2002    2001    2000    1999    1998   1997   1996    1995
                        --------------------------------------------------------------------
PARTNERS SMALLCAP       45.09  -24.63  -20.45
GROWTH FUND II
INSTITUTIONAL
(12/06/00)
UBS U.S. Small                                  24.24   45.42  -10.81  22.93  18.54   23.44
Capitalization Growth
Equity Composite
/(//1//)/
Emerald Diversified                            -25.36  100.03  -10.59  26.20  21.05   46.51
Small Cap Growth
Composite /(//2//)/
 Russell 2000 Growth    48.53  -30.25   -9.23  -22.43   43.09    1.23  12.95  11.26   31.04
 Index
 Morningstar Small      45.00  -28.42   -9.02   -5.71   61.45    4.49  18.19  19.99   35.44
 Growth Category
 Average

PARTNERS SMALLCAP
GROWTH FUND III
INSTITUTIONAL
(06/01/04)
Mazama Small-Mid Cap    77.55  -35.00    1.88
Growth Composite
 Russell 2500 Growth    46.32  -29.09  -10.83  -16.09   55.48    3.10  14.76  15.07   33.54
 Index
 Morningstar Small      45.00  -28.42   -9.02   -5.71   61.45    4.49  18.19  19.99   35.44
 Growth Category
 Average                --------------------------------------------------------------------

 /(//1//) /UBS began
 sub-advising the Fund
 on 04/22/02
 /(//2//)/ Emerald Advis     nc      n
 co-sub-advisor of the Fund on 09/01/04

PERFORMANCE RESULTS - AGGRESSIVE FUNDS

                               AVERAGE ANNUAL TOTAL RETURN
                               (THROUGH SEPTEMBER 30, 2005)

                                                           LIFE OF
                         YTD   1 YR   3 YR   5 YR   10 YR   FUND         2004
                        --------------------------------------------     -------
PARTNERS SMALLCAP
VALUE INSTITUTIONAL
(03/01/01)               7.58  20.97  24.34    N/A    N/A   13.87        17.92
Ark Asset Small Cap                                                  -
Value Composite                              17.40  16.32
 Russell 2000 Value
 Index                   4.02  17.75  24.89  15.18  13.33    6.04        22.25
 Morningstar Small
 Value Category
 Average                 5.31  18.61  24.23  14.59  13.05   14.18        20.58

PARTNERS SMALLCAP
VALUE FUND I
INSTITUTIONAL
(12/30/02)               5.76  20.05    N/A    N/A    N/A   27.98        23.18
JPMorgan Program US
Structured Small Cap
Value Equity Composite                26.88  16.38    N/A
Mellon Equity SmallCap
Value Composite/(1)/                  27.37  17.10    N/A
 Russell 2000 Value
 Index                   4.02  17.75  24.89  15.18  13.33   25.24        22.25
 Morningstar Small
 Value Category
 Average                 5.31  18.61  24.23  14.59  13.05   24.35        20.58

PARTNERS SMALLCAP
VALUE FUND II
INSTITUTIONAL
(06/01/04)               5.64  21.40    N/A    N/A    N/A   17.58
Dimensional US Small
Cap Value Composite                   31.16  18.27  15.78                25.38
 Russell 2000 Value
 Index                   4.02  17.75  24.89  15.18  13.33   17.45        22.25
 Morningstar Small
 Value Category
 Average                 5.31  18.61  24.23  14.59  13.05   16.99        20.58

REAL ESTATE SECURITIES
FUND INSTITUTIONAL
(03/01/01)              10.93  30.37  27.45    N/A    N/A   22.04        34.11
Principal Capital -
REI Real Estate
Composite                                    27.93  20.47
 MSCI US REIT Index     10.21   27.1  25.68  19.19  14.64   20.46        31.49
 Morningstar Specialty
 - Real Estate
 Category Average        8.87  26.23  25.93  18.54  15.05   19.76        31.88

SMALLCAP BLEND FUND
INSTITUTIONAL
(03/01/01)               9.08  23.29  22.67    N/A    N/A   12.17        16.46
Principal Global
Investors Small                                                      -
Company Blend
Composite                                    10.62    N/A
 Russell 2000 Index      3.38  17.95  24.12   6.45   9.37    9.14        18.33
 Morningstar Small
 Blend Category
 Average                 5.52  19.24  23.25  10.07  11.77   11.40        18.86

SMALLCAP GROWTH FUND
INSTITUTIONAL
(03/01/01)               1.56  17.74  23.59    N/A    N/A    0.66        14.70
Principal Global
Investors Small
Company Growth
Composite                                    -5.88   5.96
 Russell 2000 Growth
 Index                   2.51  17.97  23.23  -2.54   4.67    3.70        14.31
 Morningstar Small
 Growth Category
 Average                 4.02  18.53  21.17  -1.45   8.13    4.46        12.09

SMALLCAP S&P 600 INDEX
FUND INSTITUTIONAL
(03/01/01)               7.04  20.90  23.83    N/A    N/A   11.87        22.34
 S&P SmallCap 600
 Index                   7.26  21.20  24.18  10.95  12.16   12.22        22.64
 Morningstar Small
 Blend Category
 Average                 5.52  19.24  23.25  10.07  11.77   11.40        18.86

SMALLCAP VALUE FUND
INSTITUTIONAL
(03/01/01)               8.42  22.65  25.13    N/A    N/A   16.56        19.96
Principal Global
Investors Small Cap
Value Composite                              16.84  13.01
 Russell 2000 Value
 Index                   4.02  17.75  24.89  15.18  13.33   14.06        22.25
 Morningstar Small
 Value Category          5.31  18.61  24.23  14.59  13.05   14.18        20.58
 Average
                        --------------------------------------------     -------

//
/(1)/
 Mellon Equity became co-sub-advisor
 of the Fund on 09/01/05
                                              ANNUAL TOTAL RETURN
                                            (YEAR ENDED DECEMBER 31)


                        2003    2002   2001    2000   1999    1998   1997   1996    1995
                        ------------------------------------------------------------------
PARTNERS SMALLCAP       37.88  -10.16
VALUE INSTITUTIONAL
(03/01/01)
Ark Asset Small Cap                    21.50   33.67   6.05   -1.89  32.41  24.03   33.78
Value Composite
 Russell 2000 Value     46.02  -11.42  14.02   22.83  -1.49   -6.45  31.78  21.37   25.75
 Index
 Morningstar Small      42.71  -10.25  17.31   16.98   4.49   -6.99  30.04  25.53   25.13
 Value Category
 Average

PARTNERS SMALLCAP       50.27
VALUE FUND I
INSTITUTIONAL
(12/30/02)
JPMorgan Program US             -7.85   8.51   22.45   4.56   -4.78
Structured Small Cap
Value Equity Composite
Mellon Equity SmallCap          -4.84  10.33   15.89  -3.58    2.88  42.96
Value Composite/(1)/
 Russell 2000 Value     46.02  -11.42  14.02   22.83  -1.49   -6.45  31.78  21.37   25.75
 Index
 Morningstar Small      42.71  -10.25  17.31   16.98   4.49   -6.99  30.04  25.53   25.13
 Value Category
 Average

PARTNERS SMALLCAP
VALUE FUND II
INSTITUTIONAL
(06/01/04)
Dimensional US Small    59.39   -9.27  22.63    9.01  13.04   -7.28  30.75  22.32   29.29
Cap Value Composite
 Russell 2000 Value     46.02  -11.42  14.02   22.83  -1.49   -6.45  31.78  21.37   25.75
 Index
 Morningstar Small      42.71  -10.25  17.31   16.98   4.49   -6.99  30.04  25.53   25.13
 Value Category
 Average

REAL ESTATE SECURITIES  38.38    7.86
FUND INSTITUTIONAL
(03/01/01)
Principal Capital -                     8.73   31.15  -3.01  -10.20  19.83
REI Real Estate
Composite
 MSCI US REIT Index     36.74    3.64  12.83   26.81  -4.55  -16.90  18.58  35.89   12.90
 Morningstar Specialty  36.89    4.10   8.93   25.83  -3.35  -15.79  23.05  31.68   15.17
 - Real Estate
 Category Average

SMALLCAP BLEND FUND     42.91  -17.07
INSTITUTIONAL
(03/01/01)
Principal Global                        1.79   19.86  12.50  -11.27  15.89
Investors Small
Company Blend
Composite
 Russell 2000 Index     47.25  -20.48   2.49   -3.02  21.26   -2.55  22.36  16.50   28.45
 Morningstar Small      42.77  -16.17   8.41   12.84  18.18   -3.64  26.12  19.66   25.51
 Blend Category
 Average

SMALLCAP GROWTH FUND    48.44  -39.19
INSTITUTIONAL
(03/01/01)
Principal Global                       -0.41  -33.86  66.37   -2.47  34.77  14.19
Investors Small
Company Growth
Composite
 Russell 2000 Growth    48.53  -30.25  -9.23  -22.43  43.09    1.23  12.95  11.26   31.04
 Index
 Morningstar Small      45.00  -28.42  -9.02   -5.71  61.45    4.49  18.19  19.99   35.44
 Growth Category
 Average

SMALLCAP S&P 600 INDEX  38.24  -14.90
FUND INSTITUTIONAL
(03/01/01)
 S&P SmallCap 600       38.77  -14.63   6.54   11.80  12.40   -1.31  25.58  21.32   29.97
 Index
 Morningstar Small      42.77  -16.17   8.41   12.84  18.18   -3.64  26.12  19.66   25.51
 Blend Category
 Average

SMALLCAP VALUE FUND     43.64   -2.63
INSTITUTIONAL
(03/01/01)
Principal Global                        8.93   12.05  -8.92   -6.03  33.65  28.44
Investors Small Cap
Value Composite
 Russell 2000 Value     46.02  -11.42  14.02   22.83  -1.49   -6.45  31.78  21.37   25.75
 Index
 Morningstar Small      42.71  -10.25  17.31   16.98   4.49   -6.99  30.04  25.53   25.13
 Value Category
 Average                ------------------------------------------------------------------

//
/(1)/
 Mellon Equity became co-sub-advisor
 of the Fund on 09/01/05

PERFORMANCE RESULTS - DYNAMIC FUNDS

                               AVERAGE ANNUAL TOTAL RETURN
                               (THROUGH SEPTEMBER 30, 2005)

                                                           LIFE OF
                         YTD   1 YR   3 YR   5 YR   10 YR   FUND         2004
                        --------------------------------------------     -------
DIVERSIFIED
INTERNATIONAL FUND
INSTITUTIONAL
(03/01/01)              17.01  35.23  25.85    N/A    N/A    6.20        20.23
Principal Global
Investors
International Large
Cap Composite                                 4.13   8.52
 Citigroup BMI Global
 ex-US Index            13.02  30.65  28.37   5.81   7.55    9.06        22.23
 Morningstar Foreign
 Large Blend Category
 Average                 9.69  25.15  22.03   1.15   6.25    4.19        17.59

INTERNATIONAL EMERGING
MKTS. FUND
INSTITUTIONAL
(03/01/01)              26.46  51.85  38.97    N/A    N/A   19.03        25.91
Principal Global
Investors
International Emerging
Markets Equity
Composite                                    14.35  11.73
 MSCI Emerging Markets
 Free Index - NDTR      25.03  46.58  39.06    N/A    N/A   17.96        25.56
 Morningstar
 Diversified Emerging
 Markets Category
 Average                23.34  44.04  36.80  14.08   6.70   17.61        23.75

INTERNATIONAL GROWTH
FUND INSTITUTIONAL
(12/06/00)              16.58  32.39  28.27    N/A    N/A    5.78        22.78
 Citigroup Broad
 Market (BMI) World
 Ex-US Growth Index     12.19  28.15  25.66   1.39   6.20    3.31        19.34
 Morningstar Foreign
 Large Growth Category
 Average                 9.39  24.73  21.46  -0.95   5.36    1.19        15.58

PARTNERS GLOBAL EQUITY
FUND INSTITUTIONAL
(03/01/05)                N/A    N/A    N/A    N/A    N/A    5.70
JP Morgan Global
Equity (Segment)
Composite                6.84  18.33  19.87   1.82    N/A                12.98
 MSCI World Index - ND   6.24  18.93  20.42   0.27   7.21    5.35        14.72
 Morningstar World
 Stock Category
 Average                 7.49  21.21  21.04   0.51   7.91    6.49        15.06

PARTNERS INTERNATIONAL
FUND INSTITUTIONAL
(12/29/03)              10.03  26.17    N/A    N/A    N/A   17.69        20.49
Fidelity International
Composite                      26.38  25.25   4.09   7.56
 MSCI EAFE (Europe,
 Australia, Far East)
 Index - ND              9.08  25.79  24.61   3.13   5.83   16.77        20.25
 Morningstar Foreign
 Large Blend Category    9.69  25.15  22.03   1.15   6.25   15.54        17.59
 Average
                        --------------------------------------------     -------

                                               ANNUAL TOTAL RETURN
                                            (YEAR ENDED DECEMBER 31)


                        2003    2002    2001    2000   1999    1998   1997   1996    1995
                        -------------------------------------------------------------------
DIVERSIFIED             33.98  -16.38
INTERNATIONAL FUND
INSTITUTIONAL
(03/01/01)
Principal Global                       -24.79   -7.57  25.78   10.47  12.43  24.54   14.07
Investors
International Large
Cap Composite
 Citigroup BMI Global   42.15  -13.81  -20.08  -12.04  28.75   17.27   2.62   8.70   11.77
 ex-US Index
 Morningstar Foreign    33.32  -16.91  -21.83  -16.02  40.08   13.55   5.99  12.31   10.76
 Large Blend Category
 Average

INTERNATIONAL EMERGING  56.95   -6.82
MKTS. FUND
INSTITUTIONAL
(03/01/01)
Principal Global                        -3.66  -28.63  63.25  -17.59  11.38  25.57    7.46
Investors
International Emerging
Markets Equity
Composite
 MSCI Emerging Markets  55.82   -6.18   -2.61
 Free Index - NDTR
 Morningstar            55.30   -5.90   -3.73  -31.11  71.86  -27.03  -3.68  13.35   -3.45
 Diversified Emerging
 Markets Category
 Average

INTERNATIONAL GROWTH    38.97  -16.18  -21.06
FUND INSTITUTIONAL
(12/06/00)
 Citigroup Broad        38.42  -16.97  -24.13  -17.97  36.58   19.63   3.91   8.41   12.61
 Market (BMI) World
 Ex-US Growth Index
 Morningstar Foreign    33.15  -19.15  -24.36  -20.88  52.48   14.80   6.99  13.88   10.03
 Large Growth Category
 Average

PARTNERS GLOBAL EQUITY
FUND INSTITUTIONAL
(03/01/05)
JP Morgan Global        31.75  -18.01  -12.29  -12.39  25.82   14.61  17.66  15.54
Equity (Segment)
Composite
 MSCI World Index - ND  33.11  -19.89  -16.89  -13.18  24.93   24.34  15.76  13.48   20.72
 Morningstar World      34.82  -18.57  -15.95   -8.24  40.38   13.56  13.91  16.53   16.59
 Stock Category
 Average

PARTNERS INTERNATIONAL
FUND INSTITUTIONAL
(12/29/03)
Fidelity International  40.19  -13.21  -19.54  -12.47  36.82   19.03   6.27   8.93   12.85
Composite
 MSCI EAFE (Europe,     38.59  -15.94  -21.44  -14.17  26.96   20.00   1.78   6.05   11.21
 Australia, Far East)
 Index - ND
 Morningstar Foreign    33.32  -19.15  -24.36  -20.88  52.48   14.80   6.99  13.88   10.03
 Large Blend Category
 Average                -------------------------------------------------------------------


PERFORMANCE RESULTS - LIFETIME FUNDS

                               AVERAGE ANNUAL TOTAL RETURN
                              (THROUGH SEPTEMBER 30, 2005)

                                                           LIFE
                        YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2004
                        -------------------------------------------     -------
PRINCIPAL LIFETIME
2010 FUND
INSTITUTIONAL
(03/01/01)              4.05  11.29  12.48    N/A   N/A    6.47         11.76
 S&P 500 Index          2.77  12.25  16.71  -1.49  9.48    1.48         10.87
 Lehman Brothers
 Aggregate Bond Index   1.82   2.80   3.96   6.62  6.55    5.71          4.34
 Morningstar
 Conservative
 Allocation Category
 Average                1.94   5.95   7.90   3.44  6.56    3.27          5.71

PRINCIPAL LIFETIME
2020 FUND
INSTITUTIONAL
(03/01/01)              5.64  14.24  14.31    N/A   N/A    6.78         12.32
 S&P 500 Index          2.77  12.25  16.71  -1.49  9.48    1.48         10.87
 Lehman Brothers
 Aggregate Bond Index   1.82   2.80   3.96   6.62  6.55    5.71          4.34
 Morningstar Moderate
 Allocation Category
 Average                3.60  10.81  12.40   2.21  7.65    3.53          8.62

PRINCIPAL LIFETIME
2030 FUND
INSTITUTIONAL
(03/01/01)              6.18  15.55  15.44    N/A   N/A    6.34         12.83
 S&P 500 Index          2.77  12.25  16.71  -1.49  9.48    1.48         10.87
 Lehman Brothers
 Aggregate Bond Index   1.82   2.80   3.96   6.62  6.55    5.71          4.34
 Morningstar Moderate
 Allocation Category
 Average                3.60  10.81  12.40   2.21  7.65    3.53          8.62

PRINCIPAL LIFETIME
2040 FUND
INSTITUTIONAL
(03/01/01)              6.56  16.57  16.18    N/A   N/A    6.44         13.00
 S&P 500 Index          2.77  12.25  16.71  -1.49  9.48    1.48         10.87
 Lehman Brothers
 Aggregate Bond Index   1.82   2.80   3.96   6.62  6.55    5.71          4.34
 Morningstar Moderate
 Allocation Category
 Average                3.60  10.81  12.40   2.21  7.65    3.53          8.62

PRINCIPAL LIFETIME
2050 FUND
INSTITUTIONAL
(03/01/01)              6.91  17.53  17.29    N/A   N/A    5.44         13.29
 S&P 500 Index          2.77  12.25  16.71  -1.49  9.48    1.48         10.87
 Lehman Brothers
 Aggregate Bond Index   1.82   2.80   3.96   6.62  6.55    5.71          4.34
 Morningstar Large
 Blend Category
 Average                3.49  13.17  15.72  -1.17  8.23    1.39          9.96

PRINCIPAL LIFETIME
STRATEGIC INCOME FUND
INSTITUTIONAL
(03/01/01)              2.88   8.70  10.53    N/A   N/A    6.21         11.06
 S&P 500 Index          2.77  12.25  16.71  -1.49  9.48    1.48         10.87
 Lehman Brothers
 Aggregate Bond Index   1.82   2.80   3.96   6.62  6.55    5.71          4.34
 Morningstar
 Conservative
 Allocation Category    1.94   5.95   7.90   3.44  6.56    3.27          5.71
 Average
                        -------------------------------------------     -------
                                              ANNUAL TOTAL RETURN
                                           (YEAR ENDED DECEMBER 31)


                        2003    2002    2001   2000   1999   1998   1997   1996    1995
                        -----------------------------------------------------------------
PRINCIPAL LIFETIME      18.79   -4.45
2010 FUND
INSTITUTIONAL
(03/01/01)
 S&P 500 Index          28.67  -22.11  -11.88  -9.11  21.04  28.58  33.36  22.96   37.58
 Lehman Brothers         4.11   10.26    8.42  11.63  -0.82   8.69   9.65   3.63   18.47
 Aggregate Bond Index
 Morningstar            12.79   -3.15   -0.81   4.40   7.15  11.63  14.86  10.65   21.46
 Conservative
 Allocation Category
 Average

PRINCIPAL LIFETIME      21.58   -7.00
2020 FUND
INSTITUTIONAL
(03/01/01)
 S&P 500 Index          28.67  -22.11  -11.88  -9.11  21.04  28.58  33.36  22.96   37.58
 Lehman Brothers         4.11   10.26    8.42  11.63  -0.82   8.69   9.65   3.63   18.47
 Aggregate Bond Index
 Morningstar Moderate   20.06  -11.48   -4.63   1.66  10.34   13.2  19.35  14.15   25.72
 Allocation Category
 Average

PRINCIPAL LIFETIME      23.31  -10.05
2030 FUND
INSTITUTIONAL
(03/01/01)
 S&P 500 Index          28.67  -22.11  -11.88  -9.11  21.04  28.58  33.36  22.96   37.58
 Lehman Brothers         4.11   10.26    8.42  11.63  -0.82   8.69   9.65   3.63   18.47
 Aggregate Bond Index
 Morningstar Moderate   20.06  -11.48   -4.63   1.66  10.34   13.2  19.35  14.15   25.72
 Allocation Category
 Average

PRINCIPAL LIFETIME      24.48  -12.61
2040 FUND
INSTITUTIONAL
(03/01/01)
 S&P 500 Index          28.67  -22.11  -11.88  -9.11  21.04  28.58  33.36  22.96   37.58
 Lehman Brothers         4.11   10.26    8.42  11.63  -0.82   8.69   9.65   3.63   18.47
 Aggregate Bond Index
 Morningstar Moderate   20.06  -11.48   -4.63   1.66  10.34   13.2  19.35  14.15   25.72
 Allocation Category
 Average

PRINCIPAL LIFETIME      26.44  -15.72
2050 FUND
INSTITUTIONAL
(03/01/01)
 S&P 500 Index          28.67  -22.11  -11.88  -9.11  21.04  28.58  33.36  22.96   37.58
 Lehman Brothers         4.11   10.26    8.42  11.63  -0.82   8.69   9.65   3.63   18.47
 Aggregate Bond Index
 Morningstar Large      26.72  -22.02  -13.68  -6.97  19.72  21.95  27.43  20.37   31.99
 Blend Category
 Average

PRINCIPAL LIFETIME      15.29   -1.69
STRATEGIC INCOME FUND
INSTITUTIONAL
(03/01/01)
 S&P 500 Index          28.67  -22.11  -11.88  -9.11  21.04  28.58  33.36  22.96   37.58
 Lehman Brothers         4.11   10.26    8.42  11.63  -0.82   8.69   9.65   3.63   18.47
 Aggregate Bond Index
 Morningstar            12.79   -3.15   -0.81   4.40   7.15  11.63  14.86  10.65   21.46
 Conservative
 Allocation Category
 Average                -----------------------------------------------------------------

IMPORTANT NOTES TO THE APPENDIX


6 MONTH LIBOR (LONDON INTERBANK OFFERED RATE) INDEX is an average of the interest rate of U.S. dollar deposits, known as Eurodollars, of a stated maturity..


CITIGROUP BROAD MARKET (BMI) GLOBAL EX-US INDEX is a float-weighted, rules-based benchmark of the institutionally investable universe of all companies (excluding companies domiciled in the U.S.) with an available free float market cap of US$100 million and above.


CITIGROUP BROAD MARKET (BMI) WORLD EX-US GROWTH INDEX is a float-weighted, rules-based benchmark of the institutionally investable universe of all companies (excluding companies domiciled in the U.S.) with growth characteristics and an available free float market cap of US$100 million and above.


LEHMAN BROTHERS AGGREGATE BOND INDEX is an unmanaged index of domestic, taxable fixed-income securities. The index covers the U.S. investment-grade bond market, with components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.


LEHMAN BROTHERS U.S. TREASURY TIPS (TREASURY INFLATION PROTECTION SECURITIES) INDEX is an unmanaged index of inflation-protected U.S. Treasury securities that will mature in one year or longer.


LEHMAN BROTHERS GOVERNMENT/MORTGAGE INDEX is a combination of the unmanaged Lehman Government Index and the unmanaged Lehman Mortgage Backed Securities
(MBS) Index. The Lehman Government Index includes all Government Bonds including, but not limited to, U.S. Treasury bonds and government-sponsored agency securities, with no maturity restrictions. The MBS Index includes all securitized mortgage pools by GNMA, FNMA and the FHLMC.


LEHMAN BROTHERS HIGH YIELD COMPOSITE BOND INDEX is an unmanaged index of all publicly issued fixed, dollar-denominated, SEC-registered corporate debt rated Ba1 or lower with at least $100 million outstanding and one year or more to maturity.


LEHMAN BROTHERS MUTUAL FUND 1-5 GOVERNMENT/CREDIT INDEX is an unmanaged index composed of Treasury notes, agencies and corporate debt securities rated BBB or better, and with maturities between one year and five years.


LEHMAN BROTHERS U.S. TREASURY BELLWETHERS 3 MONTH INDEX is composed of public obligations of the U.S. Treasury with a maturity of three months.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA AND FAR
EAST) INDEX is an unmanaged index that measures the stock returns of companies in developed economies outside of North America.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMF (EMERGING MARKETS FREE) INDEX is an unmanaged index that measures the stock returns of companies in 26 developing countries.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) US REIT INDEX is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.


MORNINGSTAR CONSERVATIVE ALLOCATION CATEGORY AVERAGE is an average of the net asset value (NAV) returns of domestic mutual funds with 20-50% invested in equities and 50-80% invested in fixed income and cash.


MORNINGSTAR DIVERSIFIED EMERGING MARKETS CATEGORY AVERAGE is an average of the net asset value (NAV) returns of diversified emerging-markets mutual funds which invest in companies in developing nations.


MORNINGSTAR FOREIGN LARGE BLEND CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in a variety of large international stocks. Large-cap foreign stocks have market capitalizations greater than $5 billion. The blend style is assigned to funds where neither growth nor value characteristics predominate.

MORNINGSTAR FOREIGN LARGE GROWTH CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in large international stocks that are growth-oriented. Large-cap foreign stocks have market capitalizations greater than $5 billion. Growth is defined based on high price-to-book and price-to-cash flow ratios, relative to the MSCI EAFE index.


MORNINGSTAR HIGH YIELD BOND CATEGORY consists of High-Yield bond funds which concentrate on lower-quality bonds. These funds generally offer high yields than other types of funds - but they are also more vulnerable to economic and credit risk.


MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY AVERAGE is an average of net asset value (NAV) returns of bond mutual funds that have average durations that are greater than 3.5 years and less than 6 years.


MORNINGSTAR LARGE BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.


MORNINGSTAR LARGE GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in large companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR LARGE VALUE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are less expensive than the market as a whole. They often come from the utilities, energy, financial, and cyclical sectors, and many pay above-average dividends. They also generally have more-stable stock prices.


MORNINGSTAR LONG-TERM GOVERNMENT CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that devote at least 90% of their bond holdings to government issues. These mutual funds have, on average, durations of greater than or equal to 10 years.


MORNINGSTAR MID-CAP BLEND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that focus on mid-size companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.


MORNINGSTAR MID-CAP GROWTH CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that typically focus on mid-size companies that are projected to grow faster than average. Many of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR MID-CAP VALUE CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mid-cap value mutual funds that buy stocks mainly of medium-size companies that are cheap relative to their earnings potential.


MORNINGSTAR MODERATE ALLOCATION CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds with 50-70% invested in equities and the remainder invested in fixed income and cash.


MORNINGSTAR SHORT-TERM BOND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporates, and on rare occasions, even more speculative high-yield and emerging markets debt and which have durations between 1 and 3.5 years.


MORNINGSTAR SMALL BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on small companies that are fairly representative of the overall stock market in terms of valuations.


MORNINGSTAR SMALL GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in small companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR SMALL VALUE CATEGORY AVERAGE is an average of net asset value (NAV) returns of small-cap value mutual funds that invest in less-popular companies at the smaller end of the size range and may focus on finding temporarily depressed stocks of companies working through business problems.

MORNINGSTAR SPECIALTY - REAL ESTATE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest primarily in real-estate investment trusts (REITs) of various types. The performance of these mutual funds is less connected to the overall market than most other types of stock funds.


MORNINGSTAR ULTRASHORT BOND CATEGORY AVERAGE is an average of the net asset value (NAV) returns of bond mutual funds that invest primarily in investment-grade U.S. fixed-income issues and have durations of less than one year.


MORNINGSTAR WORLD STOCK CATEGORY AVERAGE invest the majority of their assets in the U.S., Europe, and Japan, with the remainder divided among the globe's smaller markets. These portfolios typically have 20%-60% of assets in U.S. stocks.


RUSSELL 1000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are large.


RUSSELL 1000 VALUE INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Companies included are large.


RUSSELL 2000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are medium-size to small.


RUSSELL 2000 INDEX is an unmanaged index that measures the investment returns of the 2,000 smallest stocks in the Russell 3000 Index. Companies included are medium-size to small.


RUSSELL 2000 VALUE INDEX is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.


RUSSELL 2500 GROWTH INDEX is an unmanaged index that measures the performance of the 2,500 smallest companies in the Russell 3000 Growth Index with higher price-to-book ratios and higher forecasted growth values.


RUSSELL MIDCAP INDEX is an unmanaged index that measures the investment returns of the 800 smallest stocks in the Russell 1000 Index.


RUSSELL MIDCAP GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell MidCap Index with higher price-to-book ratios and higher forecasted growth rates.


RUSSELL MIDCAP VALUE INDEX is an unmanaged market-capitalization-weighted index that measures the performance of those Russell Midcap companies with lower price-to-book value ratios and lower forecasted growth values.


S&P 500 STOCK INDEX (S&P 500) is an unmanaged index of 500 widely-held stocks often used as a proxy for the domestic stock market. Included are the stocks of industrial, financial, utility and transportation companies.


S&P MIDCAP 400 INDEX is an unmanaged index that includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.


S&P SMALLCAP 600 INDEX is an unmanaged index that consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. It is a market weighted index (stock price x shares outstanding), with each stock affecting the index in proportion to its market value.


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

 ADDITIONAL INFORMATION


Additional information about the Fund (including the Fund's policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information, dated November 22, 2005, which is incorporated by reference into this prospectus. Additional information about the Funds' investments is available in the Fund's annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. The Statement of Additional Information and the Fund's annual and semi-annual reports can be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. In addition, the Fund makes its Statement of Additional Information and annual and semi-annual reports available, free of charge, on http://www.principal.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-547-7754.


Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


The U.S. government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share.


Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

               Principal Investors Fund, Inc. SEC File 811-07572